UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-06578
The Glenmede Portfolios
(Exact Name of Registrant as Specified in Charter)
100 Huntington Avenue,
CPH-0326
Boston, MA 02116
(Address of Principal Executive Offices)(Zip Code)
Michael P. Malloy, Esq.
Secretary
Drinker Biddle & Reath LLP
One Logan Square
Suite 2000
Philadelphia, PA 19103-6996
(Name and Address of Agent for Service)
Registrant’s Telephone Number, including Area Code: 1-800-442-8299
Date of Fiscal Year End: October 31
Date of Reporting Period: April 30, 2015

Item 1. Reports to Stockholders.

The Glenmede Fund, Inc.
The Glenmede Portfolios
Semi-Annual Report
April 30, 2015

     An investment in a portfolio is neither insured nor guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency or bank. The yield of money market portfolios will fluctuate as market conditions change. Although the money market portfolios seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these portfolios.

THE GLENMEDE FUND, INC.

THE GLENMEDE PORTFOLIOS

THE GLENMEDE FUND, INC.

Shareholder Expenses (Unaudited)

As a shareholder of a Glenmede Portfolio, you incur ongoing costs, including management fees and/or shareholder servicing fees and other portfolio expenses. In addition to these ongoing costs, until March 12, 2014, shareholders of Philadelphia International Small Cap Fund and Philadelphia International Emerging Markets Fund may have incurred transaction costs in the form of purchase premiums and/or redemption fees. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Glenmede Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2014 to April 30, 2015.

Actual Expenses

The first line under each Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Portfolio under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as the purchase premiums and redemption fees, you may have incurred as a shareholder of either the Philadelphia International Small Cap Fund or the Philadelphia International Emerging Markets Fund until March 12, 2014. If these transactional costs were included, your costs would have been higher. Therefore, the second line under each Portfolio in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of

THE GLENMEDE FUND, INC.

Shareholder Expenses (Unaudited) — (Continued)

owning different funds whose shareholders may incur transaction costs such as sales charges (loads), redemption fees or exchange fees.

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period*
	Value	Value	Expense	(November 1 to
	(November 1, 2014)	(April 30, 2015)	Ratio	April 30, 2015)

Government Cash Portfolio
Actual	$1,000.00	$1,000.00	0.12%	$0.60
Hypothetical (5% return less expenses)	1,000.00	1,024.20	0.12	0.60
Tax-Exempt Cash Portfolio
Actual	1,000.00	1,000.00	0.03	0.15
Hypothetical (5% return less expenses)	1,000.00	1,024.60	0.03	0.15
Core Fixed Income Portfolio
Actual	1,000.00	1,022.20	0.54	2.71
Hypothetical (5% return less expenses)	1,000.00	1,022.10	0.54	2.71
Strategic Equity Portfolio
Actual	1,000.00	1,045.00	0.84	4.26
Hypothetical (5% return less expenses)	1,000.00	1,020.60	0.84	4.21
Small Cap Equity Portfolio - Advisor
Actual	1,000.00	1,054.90	0.91	4.64
Hypothetical (5% return less expenses)	1,000.00	1,020.30	0.91	4.56
Small Cap Equity Portfolio - Institutional
Actual	1,000.00	1,055.60	0.71	3.62
Hypothetical (5% return less expenses)	1,000.00	1,021.30	0.71	3.56
Mid Cap Equity Portfolio - Advisor
Actual	1,000.00	1,072.50	1.00	5.14
Hypothetical (5% return less expenses)	1,000.00	1,019.80	1.00	5.01
Large Cap Value Portfolio
Actual	1,000.00	1,037.90	0.90	4.55
Hypothetical (5% return less expenses)	1,000.00	1,020.30	0.90	4.51
U.S. Emerging Growth Portfolio
Actual	1,000.00	1,053.00	0.95	4.84
Hypothetical (5% return less expenses)	1,000.00	1,020.10	0.95	4.76
Large Cap Core Portfolio
Actual	1,000.00	1,057.00	0.84	4.28
Hypothetical (5% return less expenses)	1,000.00	1,020.60	0.84	4.21
Large Cap Growth Portfolio
Actual	1,000.00	1,078.20	0.84	4.33
Hypothetical (5% return less expenses)	1,000.00	1,020.60	0.84	4.21

THE GLENMEDE FUND, INC.

Shareholder Expenses (Unaudited) — (Concluded)

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period*
	Value	Value	Expense	(November 1 to
	(November 1, 2014)	(April 30, 2015)	Ratio	April 30, 2015)

Long/Short Portfolio
Actual	$1,000.00	$1,028.70	1.16%	$5.83
Hypothetical (5% return less expenses)	1,000.00	1,019.00	1.16	5.81
Total Market Portfolio
Actual	1,000.00	1,056.60	1.23	6.27
Hypothetical (5% return less expenses)	1,000.00	1,018.70	1.23	6.16
Secured Options Portfolio
Actual	1,000.00	1,031.60	0.84	4.23
Hypothetical (5% return less expenses)	1,000.00	1,020.60	0.84	4.21
International Secured Options Portfolio
Actual	1,000.00	1,038.70	0.84	4.25
Hypothetical (5% return less expenses)	1,000.00	1,020.60	0.84	4.21
International Portfolio
Actual	1,000.00	1,036.10	1.25	6.31
Hypothetical (5% return less expenses)	1,000.00	1,018.60	1.25	6.26
Philadelphia International Fund
Actual	1,000.00	1,058.00	1.00	5.10
Hypothetical (5% return less expenses)	1,000.00	1,019.80	1.00	5.01
Philadelphia International Small Cap Fund - Class I
Actual	1,000.00	1,082.70	1.20	6.20
Hypothetical (5% return less expenses)	1,000.00	1,018.80	1.20	6.01
Philadelphia International Small Cap Fund - Class IV
Actual	1,000.00	1,083.60	0.96	4.96
Hypothetical (5% return less expenses)	1,000.00	1,020.00	0.96	4.81
Philadelphia International Emerging Markets Fund - Class I
Actual	1,000.00	1,028.30	1.48	7.44
Hypothetical (5% return less expenses)	1,000.00	1,017.50	1.48	7.40
Philadelphia International Emerging Markets Fund - Class IV
Actual	1,000.00	1,029.00	1.25	6.29
Hypothetical (5% return less expenses)	1,000.00	1,018.60	1.25	6.26

*	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), which is net of fee waivers and expense reimbursements, if any, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the calendar year (365 days).

THE GLENMEDE PORTFOLIOS

Shareholder Expenses (Unaudited)

As a shareholder of the Glenmede Muni Intermediate Portfolio, you incur ongoing costs, including shareholder servicing fees and other portfolio expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Glenmede Muni Intermediate Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2014 to April 30, 2015.

Actual Expenses

The first line under the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for the Portfolio under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Glenmede Muni Intermediate Portfolio, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Therefore, the second line under the Portfolio in the table is useful in

THE GLENMEDE PORTFOLIOS

Shareholder Expenses (Unaudited) — (Continued)

comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period*
	Value	Value	Expense	(November 1 to
	(November 1, 2014)	(April 30, 2015)	Ratio	April 30, 2015)

Muni Intermediate Portfolio
Actual	$1,000.00	$1,003.70	0.23%	$1.14
Hypothetical (5% return less expenses)	1,000.00	1,023.70	0.23	1.15

*	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the calendar year (365 days).

THE GLENMEDE FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2015 — (Unaudited)

			Core
	Government	Tax-Exempt	Fixed
	Cash	Cash	Income
	Portfolio	Portfolio	Portfolio
Assets:
Investments[1]:
Investments at value[2]	$491,906,900	$743,068,770	$414,693,215
Repurchase agreements at value	342,893,860	—	10,680,000

Total investments	834,800,760	743,068,770	425,373,215

Cash	—	71,169	128
Receivable from Advisor	—	19,184	—
Receivable for fund shares sold	—	—	112,356
Interest receivable	448,852	227,172	4,093,381
Securities lending receivable	—	—	444
Prepaid expenses	15,232	15,245	7,242

Total assets	835,264,844	743,401,540	429,586,766

Liabilities:
Obligation to return securities lending collateral	—	—	1,864,745
Payable for fund shares redeemed	—	—	3,737
Dividend payable	30	30	—
Payable for Management fees	—	—	123,218
Payable for Directors’ fees	13,540	12,404	6,491
Payable to Affiliate	51,409	—	35,206
Accrued expenses	148,078	125,389	79,976

Total liabilities	213,057	137,823	2,113,373

Net Assets	$835,051,787	$743,263,717	$427,473,393

Net Assets consist of:
Par value ($0.001 of shares outstanding)	$835,056	$743,473	$37,739
Paid-in capital in excess of par value	834,220,883	742,521,076	411,685,985
Undistributed (distributions in excess of) net investment income	38	(32)	593,538
Accumulated net realized loss from investment transactions	(4,190)	(800)	(155,148)
Net unrealized appreciation on investments	—	—	15,311,279

Total Net Assets	$835,051,787	$743,263,717	$427,473,393

Shares Outstanding[3]	835,056,038	743,473,361	37,738,688

Net Asset Value Per Share	$1.00	$1.00	$11.33

[1] Investment at cost	$834,800,760	$743,068,770	$410,061,936
[2] Market value of securities on loan	$—	$—	$1,817,551
[3] Authorized shares	1,490,000,000	1,490,000,000	160,000,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES — (Continued)
April 30, 2015 — (Unaudited)

		Small	Mid
	Strategic	Cap	Cap
	Equity	Equity	Equity
	Portfolio	Portfolio	Portfolio
Assets:
Investments[1]:
Investments at value[2]	$178,209,498	$2,106,295,541	$23,434,278
Repurchase agreements at value	1,105,032	61,699,047	605,294

Total investments	179,314,530	2,167,994,588	24,039,572

Receivable from Advisor	—	—	16,653
Receivable for securities sold	—	29,085,134	—
Receivable for fund shares sold	17,425	2,590,627	53,136
Dividends receivable	130,705	337,149	7,537
Interest receivable	—	17	—
Securities lending receivable	—	65,120	—
Prepaid expenses	3,020	36,831	13,526

Total assets	179,465,680	2,200,109,466	24,130,424

Liabilities:
Payable for securities purchased	—	41,644,187	129,204
Obligation to return securities lending collateral	—	88,379,982	—
Payable for fund shares redeemed	40,300	1,413,350	—
Payable for Management fees	82,212	943,031	10,234
Payable for Directors’ fees	2,772	30,454	338
Payable to Affiliate	29,895	302,104	4,652
Accrued expenses	30,332	280,007	2,486

Total liabilities	185,511	132,993,115	146,914

Net Assets	$179,280,169	$2,067,116,351	$23,983,510

Net Assets consist of:
Par value ($0.001 of shares outstanding)	$8,182	$76,501	$2,189
Paid-in capital in excess of par value	111,085,817	1,796,908,524	22,706,594
Undistributed net investment income	221,157	742,018	650
Accumulated net realized gain (loss) from investment transactions	9,182,981	21,967,021	(37,099)
Net unrealized appreciation on investments	58,782,032	247,422,287	1,311,176

Total Net Assets	$179,280,169	$2,067,116,351	$23,983,510

Shares Outstanding[3]	8,182,374	76,501,147	2,189,437

Net Asset Value Per Share	$21.91	$—	$—

Advisor Class — based on net assets of $1,287,854,444 and $23,983,510, respectively, and shares outstanding of 48,350,744 and 2,189,437, respectively	—	26.64	10.95

Institutional Class — based on net assets of $779,261,907 and shares outstanding of 28,150,403	—	27.68	—

[1] Investment at cost	$120,532,498	$1,920,572,301	$22,728,396
[2] Market value of securities on loan	$—	$83,118,623	$—
[3] Authorized shares	150,000,000	—	—
Authorized shares - Advisor Class	—	180,000,000	120,000,000
Authorized shares - Institutional Class	—	135,000,000	120,000,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES — (Continued)
April 30, 2015 — (Unaudited)

	Large	U.S.	Large
	Cap	Emerging	Cap
	Value	Growth	Core
	Portfolio	Portfolio	Portfolio
Assets:
Investments[1]:
Investments at value[2]	$89,901,184	$45,301,820	$1,129,616,156
Repurchase agreements at value	1,832,873	296,283	7,663,606

Total investments	91,734,057	45,598,103	1,137,279,762

Receivable for fund shares sold	31,721	85,262	2,896,718
Dividends receivable	32,337	13,135	983,411
Securities lending receivable	31	4,997	45,033
Prepaid expenses	1,736	613	17,271

Total assets	91,799,882	45,702,110	1,141,222,195

Liabilities:
Payable for securities purchased	539,795	207,457	10,354,737
Obligation to return securities lending collateral	—	4,947,512	35,800,230
Payable for fund shares redeemed	143,423	35,000	334,681
Payable for Management fees	41,723	18,731	492,289
Payable for Directors’ fees	1,406	625	15,602
Payable to Affiliate	15,177	8,514	179,007
Accrued expenses	24,686	8,553	73,031

Total liabilities	766,210	5,226,392	47,249,577

Net Assets	$91,033,672	$40,475,718	$1,093,972,618

Net Assets consist of:
Par value ($0.001 of shares outstanding)	$7,920	$4,122	$49,261
Paid-in capital in excess of par value	72,011,596	32,168,499	938,514,958
Undistributed (distributions in excess of) net investment income	30,735	(21,920)	843,971
Accumulated net realized gain from investment transactions	9,107,643	2,077,647	32,685,543
Net unrealized appreciation on investments	9,875,778	6,247,370	121,878,885

Total Net Assets	$91,033,672	$40,475,718	$1,093,972,618

Shares Outstanding[3]	7,919,749	4,122,011	49,260,523

Net Asset Value Per Share	$11.49	$9.82	$22.21

[1] Investment at cost	$81,858,279	$39,350,733	$1,015,400,877
[2] Market value of securities on loan	$—	$4,682,856	$34,684,019
[3] Authorized shares	175,000,000	140,000,000	155,000,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES — (Continued)
April 30, 2015 — (Unaudited)

	Large
	Cap		Total
	Growth	Long/Short	Market
	Portfolio	Portfolio	Portfolio
Assets:
Investments[1]:
Investments at value[2]	$1,615,232,116	$177,773,548	$119,004,887
Repurchase agreements at value	20,111,538	4,232,911	1,846,102

Total investments	1,635,343,654	182,006,459	120,850,989

Receivable for securities sold	—	27,993	—
Receivable for fund shares sold	7,586,592	192,437	122,736
Dividends receivable	1,541,282	90,180	88,039
Securities lending receivable	—	3,501	3,844
Cash collateral on deposit at broker (Note 1)	—	116,441,001	24,357,424
Prepaid expenses	17,576	3,305	1,290

Total assets	1,644,489,104	298,764,876	145,424,322

Liabilities:
Payable for securities purchased	14,090,711	—	884,623
Obligation to return securities lending collateral	—	15,437,874	28,346,029
Payable for fund shares redeemed	1,606,145	25,644	75,813
Dividend payable on securities sold short	—	71,018	8,222
Payable for securities sold short, at value[3]	—	112,414,157	23,243,205
Payable for Management fees	724,905	120,044	64,549
Payable for Directors’ fees	22,587	2,423	1,344
Payable to Affiliate	263,608	28,248	15,189
Accrued expenses	65,452	21,904	23,634

Total liabilities	16,773,408	128,121,312	52,662,608

Net Assets	$1,627,715,696	$170,643,564	$92,761,714

Net Assets consist of:
Par value ($0.001 of shares outstanding)	$67,391	$15,348	$6,200
Paid-in capital in excess of par value	1,484,038,917	171,036,507	75,803,420
Undistributed (distributions in excess of) net investment income	696,042	(760,057)	102,998
Accumulated net realized gain (loss) from investment transactions	14,246,385	(15,752,037)	1,234,561
Net unrealized appreciation on investments	128,666,961	15,101,432	15,100,795
Net unrealized appreciation on securities sold short	—	1,002,371	513,740

Total Net Assets	$1,627,715,696	$170,643,564	$92,761,714

Shares Outstanding[4]	67,390,912	15,347,967	6,200,404

Net Asset Value Per Share	$24.15	$11.12	$14.96

[1] Investment at cost	$1,506,676,693	$166,905,027	$105,750,194
[2] Market value of securities on loan	$—	$14,807,366	$27,368,239
[3] Proceeds from securities sold short	$—	$113,416,528	$23,756,945
[4] Authorized shares	140,000,000	120,000,000	120,000,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES — (Continued)
April 30, 2015 — (Unaudited)

		International
	Secured	Secured
	Options	Options	International
	Portfolio	Portfolio	Portfolio
Assets:
Investments[1]:
Investments at value	$111,050,259	$89,652,756	$86,333,468
Repurchase agreements at value	246,530,587	9,682,289	3,359,322

Total investments	357,580,846	99,335,045	89,692,790

Cash	—	73,546	—
Receivable for fund shares sold	1,515,063	—	290,393
Dividends receivable	—	320,095	346,922
Interest receivable	68	—	—
Cash collateral on deposit at broker (Note 1)	12,836,209	742,136	—
Foreign tax reclaims receivable	—	38,580	73,035
Initial offering fee	—	1,584	—
Prepaid expenses	6,925	1,521	439

Total assets	371,939,111	100,512,507	90,403,579

Liabilities:
Due to custodian	—	—	2,753
Payable for securities purchased	—	535,647	3,088,265
Payable for fund shares redeemed	52,627	7,216	—
Options written, at value[2]	4,775,800	828,250	—
Payable for Management fees	163,418	44,413	48,722
Payable for Directors’ fees	5,523	1,497	1,259
Payable to Affiliate	59,424	16,150	16,216
Accrued expenses	61,108	28,790	9,836

Total liabilities	5,117,900	1,461,963	3,167,051

Net Assets	$366,821,211	$99,050,544	$87,236,528

Net Assets consist of:
Par value ($0.001 of shares outstanding)	$30,092	$9,197	$6,107
Paid-in capital in excess of par value	351,923,746	96,673,626	135,111,959
Undistributed (distributions in excess of) net investment income	(1,392,257)	225,656	359,478
Accumulated net realized gain (loss) from investment transactions	9,958,346	(1,263,293)	(51,748,286)
Net unrealized appreciation on investments	4,188,250	3,634,612	3,509,104
Net unrealized appreciation (depreciation) on options written	2,113,034	(229,254)	—
Net unrealized appreciation (depreciation) on foreign currencies	—	—	(1,834)

Total Net Assets	$366,821,211	$99,050,544	$87,236,528

Shares Outstanding[3]	30,091,950	9,197,185	6,107,189

Net Asset Value Per Share	$12.19	$10.77	$14.28

[1] Investment at cost	$353,392,596	$95,700,433	$86,183,686
[2] Premiums received from options written	$6,888,834	$598,996	$—
[3] Authorized shares	160,000,000	120,000,000	120,000,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES — (Concluded)
April 30, 2015 — (Unaudited)

			Philadelphia
	Philadelphia	Philadelphia	International
	International	International	Emerging
	Fund	Small Cap Fund	Markets Fund
Assets:
Investments[1]:
Investments at value	$—	$34,726,686	$6,894,520
Repurchase agreements at value	—	28,083	47,175

Total investments	—	34,754,769	6,941,695

Foreign currency, at value (Note 1)[2]	—	8,743	5,060
Cash	2,938,528	—	—
Receivable from Advisor	7,586	—	16,171
Receivable for securities sold	69,821	—	22,835
Dividends receivable	33,997	284,243	17,868
Securities lending receivable	1,126	—	—
Foreign tax reclaims receivable	—	23,869	853
Prepaid expenses	43	873	—

Total assets	3,051,101	35,072,497	7,004,482

Liabilities:
Foreign currency due to custodian, at value (Note 1)[2]	10,294	—	—
Payable for securities purchased	9,733	154,911	49,691
Payable for fund shares redeemed	4,659	—	—
Payable for Management fees	4,922	21,392	3,630
Payable for Directors’ fees	232	518	173
Payable to Affiliate	—	755	114
Accrued expenses	18,406	22,071	19,889

Total liabilities	48,246	199,647	73,497

Net Assets	$3,002,855	$34,872,850	$6,930,985

Net Assets consist of:
Par value ($0.001 of shares outstanding)	$229	$2,940	$801
Paid-in capital in excess of par value	80,074,312	32,299,271	7,041,780
Undistributed (distributions in excess of) net investment income	46,091	172,452	(796)
Accumulated net realized loss from investment transactions	(77,117,538)	(452,510)	(644,331)
Net unrealized appreciation on investments	—	2,849,077	537,001
Net unrealized appreciation (depreciation) on foreign currencies	(239)	1,620	(3,470)

Total Net Assets	$3,002,855	$34,872,850	$6,930,985

Shares Outstanding[3]	229,350	2,939,887	800,523

Net Asset Value Per Share	$13.09	$—	$—

Class I — based on net assets of $239,272 and $9,816, respectively and shares outstanding of 20,175 and 1,135, respectively	—	11.86	8.65

Class IV — based on net assets of $34,633,578 and $6,921,169, respectively and shares outstanding of 2,919,712 and 799,388, respectively	—	11.86	8.66

[1] Investment at cost	$—	$31,905,692	$6,404,694
[2] Foreign currency cost	$(10,274)	$8,743	$5,065
[3] Authorized shares	130,000,000	—	—
Authorized shares - Class I	—	110,000,000	110,000,000
Authorized shares - Class IV	—	120,000,000	120,000,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF OPERATIONS
For the Six Months Ended April 30, 2015 — (Unaudited)

			Core
	Government	Tax-Exempt	Fixed
	Cash	Cash	Income
	Portfolio	Portfolio	Portfolio
Investment income:
Interest	$528,009	$105,726	$5,726,295
Income from security lending	—	—	11,589

Total investment income	528,009	105,726	5,737,884

Expenses:
Management fees	—	—	737,752
Administration, transfer agent and custody fees	202,299	177,117	113,002
Professional fees	65,233	56,672	31,130
Shareholder report expenses	16,787	14,551	8,839
Shareholder servicing fees	424,926	370,983	210,786
Directors’ fees and expenses	27,300	24,719	13,597
Registration and filing fees	1,544	1,839	3,952
Other expenses	25,329	21,836	10,533

Total expenses	763,418	667,717	1,129,591

Less expenses waived/reimbursed	(235,588)	(562,170)	—

Net expenses	527,830	105,547	1,129,591

Net investment income	179	179	4,608,293

Realized and unrealized gain:
Net realized gain on:
Investment transactions	—	—	1,678,955

Net change in unrealized gain of:
Investments	—	—	2,857,977

Net realized and unrealized gain	—	—	4,536,932

Net increase in net assets resulting from operations	$179	$179	$9,145,225

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF OPERATIONS — (Continued)
For the Six Months Ended April 30, 2015 — (Unaudited)

		Small	Mid
	Strategic	Cap	Cap
	Equity	Equity	Equity
	Portfolio	Portfolio	Portfolio
Investment income:
Dividends[1]	$1,757,812	$10,074,801	$115,619
Interest	26	2,042	—
Income from security lending	521	925,528	—

Total investment income	1,758,359	11,002,371	115,619

Expenses:
Management fees	495,467	5,077,269	43,281
Administration, transfer agent and custody fees	49,304	693,920	22,005
Professional fees	10,662	125,795	686
Shareholder report expenses	3,190	16,319	3,285
Shareholder servicing fees (Advisor Class)	180,170	1,504,845	19,673
Shareholder servicing fees (Institutional Class)	—	160,601	—
Directors’ fees and expenses	5,837	60,118	447
Prepaid offering expenses	—	—	15,078
Registration and filing fees	3,958	52,175	871
Other expenses	4,761	36,399	1,495

Total expenses	753,349	7,727,441	106,821

Less expenses waived/reimbursed	—	—	(28,130)

Net expenses	753,349	7,727,441	78,691

Net investment income	1,005,010	3,274,930	36,928

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	9,221,259	24,138,900	(28,500)

Net change in unrealized gain (loss) of:
Investments	(2,217,595)	67,418,618	844,571

Net realized and unrealized gain	7,003,664	91,557,518	816,071

Net increase in net assets resulting from operations	$8,008,674	$94,832,448	$852,999

[1]	The Strategic Equity Portfolio had foreign dividend withholding taxes of $11,595.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF OPERATIONS — (Continued)
For the Six Months Ended April 30, 2015 — (Unaudited)

	Large	U.S.	Large
	Cap	Emerging	Cap
	Value	Growth	Core
	Portfolio	Portfolio	Portfolio
Investment income:
Dividends[1]	$786,481	$181,601	$8,872,668
Interest	14	9	477
Income from security lending	968	10,416	97,833

Total investment income	787,463	192,026	8,970,978

Expenses:
Management fees	258,522	106,088	2,499,563
Administration, transfer agent and custody fees	49,421	16,719	299,672
Professional fees	5,467	2,295	55,221
Shareholder report expenses	1,699	584	7,196
Shareholder servicing fees	94,008	48,222	908,932
Directors’ fees and expenses	3,050	1,289	28,990
Registration and filing fees	9,171	6,518	25,689
Other expenses	2,496	1,021	14,145

Total expenses	423,834	182,736	3,839,408

Net investment income	363,629	9,290	5,131,570

Realized and unrealized gain (loss):
Net realized gain on:
Investment transactions	9,190,172	2,111,290	32,803,321

Net change in unrealized gain (loss) of:
Investments	(5,887,823)	(172,207)	6,556,062

Net realized and unrealized gain	3,302,349	1,939,083	39,359,383

Net increase in net assets resulting from operations	$3,665,978	$1,948,373	$44,490,953

[1]	The U.S. Emerging Growth Portfolio had foreign dividend withholding taxes of $125.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF OPERATIONS — (Continued)
For the Six Months Ended April 30, 2015 — (Unaudited)

	Large
	Cap		Total
	Growth	Long/Short	Market
	Portfolio	Portfolio	Portfolio
Investment income:
Dividends	$8,303,525	$1,239,573	$1,018,648
Interest	1,111	370	77
Income from security lending	—	13,706	13,105

Total investment income	8,304,636	1,253,649	1,031,830

Expenses:
Management fees	3,105,935	885,254	455,424
Administration, transfer agent and custody fees	334,262	47,176	41,189
Professional fees	61,331	10,130	5,238
Shareholder report expenses	7,679	1,017	969
Shareholder servicing fees	1,129,431	147,544	75,906
Dividends on securities sold short	—	637,008	171,201
Directors’ fees and expenses	36,025	4,627	2,477
Short position flex fees	—	—	58,857
Registration and filing fees	64,062	12,352	15,495
Other expenses	11,338	2,735	1,318

Total expenses	4,750,063	1,747,843	828,074

Less expenses waived/reimbursed	—	(258,191)	(132,825)

Net expenses	—	1,489,652	695,249

Net investment income (loss)	3,554,573	(236,003)	336,581

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	14,505,896	814,089	2,542,115
Securities sold short	—	(4,054,420)	(1,182,095)

Net realized gain (loss)	14,505,896	(3,240,331)	1,360,020

Net change in unrealized gain of:
Investments	45,775,899	4,123,708	1,355,881
Securities sold short	—	2,034,578	701,518

Net change in unrealized gain	45,775,899	6,158,286	2,057,399

Net realized and unrealized gain	60,281,795	2,917,955	3,417,419

Net increase in net assets resulting from operations	$63,836,368	$2,681,952	$3,754,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF OPERATIONS — (Continued)
For the Six Months Ended April 30, 2015 — (Unaudited)

		International
	Secured	Secured
	Options	Options	International
	Portfolio	Portfolio	Portfolio
Investment income:
Dividends[1]	$112,976	$1,218,097	$670,220
Interest	23,284	604	71
Income from security lending	—	—	3,328
Income distributions from affiliates	—	—	2,450

Total investment income	136,260	1,218,701	676,069

Expenses:
Management fees	980,606	264,567	189,068
Administration, transfer agent and custody fees	94,019	27,798	41,959
Professional fees	21,515	5,667	3,354
Shareholder report expenses	6,571	1,133	5,479
Shareholder servicing fees	356,584	96,206	63,023
Directors’ fees and expenses	11,101	3,180	1,917
Registration and filing fees	19,940	1,792	5,425
Other expenses	9,112	2,907	4,938

Total expenses	1,499,448	403,250	315,163

Less: Management fee waiver (Note 3 )	—	—	(790)

Net expenses	1,499,448	403,250	314,373

Net investment income (loss)	(1,363,188)	815,451	361,696

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	—	116,001	3,777,069
Options written	20,280,889	(1,311,490)	—
Foreign currency transactions	—	—	(47,641)
Affiliated investment transactions	—	—	(198,427)

Net realized gain (loss)	20,280,889	(1,195,489)	3,531,001

Net change in unrealized gain (loss) of:
Investments	363,863	3,561,851	(1,125,542)
Investments in affiliates	—	—	114,573
Options written	(8,182,339)	427,315	—
Foreign currency translation	—	—	6,858

Net change in unrealized gain (loss)	(7,818,476)	3,989,166	(1,004,111)

Net realized and unrealized gain	12,462,413	2,793,677	2,526,890

Net increase in net assets resulting from operations	$11,099,225	$3,609,128	$2,888,586

[1]	The International Secured Options Portfolio and International Portfolio had foreign dividend withholding taxes of $83,510 and $61,281, respectively.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF OPERATIONS — (Concluded)
For the Six Months Ended April 30, 2015 — (Unaudited)

		Philadelphia	Philadelphia
		International	International
	Philadelphia	Small	Emerging
	International	Cap	Markets
	Fund	Fund	Fund
Investment income:
Dividends[1]	$150,836	$734,840	$68,888
Interest	15	8	2
Income from security lending	5,534	—	—

Total investment income	156,385	734,848	68,890

Expenses:
Management fees	58,967	131,461	22,056
Administration, transfer agent and custody fees	33,080	55,736	103,387
Professional fees	4,927	3,004	36
Shareholder report expenses	533	1,672	1,886
Shareholder servicing fees (Class I)	—	97	63
Shareholder servicing fees (Class IV)	—	4,374	674
Directors’ fees and expenses	561	1,242	183
Registration and filing fees	9,252	11,738	1,436
Other expenses	5,002	2,058	5,128

Total expenses	112,322	211,382	134,849

Less expenses waived/reimbursed	(33,705)	—	(92,380)

Net expenses	78,617	211,382	42,469

Net investment income	77,768	523,466	26,421

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	2,398,807	(367,618)	(494,651)
Foreign currency transactions	(40,859)	(57,841)	(11,700)

Net realized gain (loss)	2,357,948	(425,459)	(506,351)

Net change in unrealized gain (loss) of:
Investments	(1,895,555)	3,507,315	565,718
Foreign currency translation	3,201	6,462	3,954

Net change in unrealized gain (loss)	(1,892,354)	3,513,777	569,672

Net realized and unrealized gain	465,594	3,088,318	63,321

Net increase in net assets resulting from operations	$543,362	$3,611,784	$89,742

[1]	The Philadelphia International Fund, Philadelphia International Small Cap Fund and Philadelphia International Emerging Markets Fund had foreign dividend withholding taxes of $60,697, $58,276 and $9,411, respectively.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months Ended April 30, 2015 — (Unaudited)

			Core
	Government	Tax-Exempt	Fixed
	Cash	Cash	Income
	Portfolio	Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$179	$179	$4,608,293
Net realized gain on:
Investment transactions	—	—	1,678,955
Net change in unrealized gain of:
Investments	—	—	2,857,977

Net increase in net assets resulting from operations	179	179	9,145,225
Distributions to shareholders from:
Net investment income	(179)	(179)	(4,822,600)
Net increase (decrease) in net assets from capital share transactions (See note 5)	70,615,903	46,697,441	(3,376,991)

Net increase in net assets	70,615,903	46,697,441	945,634

NET ASSETS:
Beginning of period	764,435,884	696,566,276	426,527,759

End of period	$835,051,787	$743,263,717	$427,473,393

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$38	$(32)	$593,538

For the Year Ended October 31, 2014
			Core
	Government	Tax-Exempt	Fixed
	Cash	Cash	Income
	Portfolio	Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$420	$369	$9,064,345
Net realized gain (loss) on:
Investment transactions	3,232	—	(1,285,327)
Net change in unrealized gain of:
Investments	—	—	2,279,137

Net increase in net assets resulting from operations	3,652	369	10,058,155
Distributions to shareholders from:
Net investment income	(420)	(369)	(9,538,998)
Net realized gain on investments	—	—	(837,700)
Net increase in net assets from capital share transactions (See note 5)	6,376,602	62,654,307	27,916,265

Net increase in net assets	6,379,834	62,654,307	27,597,722

NET ASSETS:
Beginning of year	758,056,050	633,911,969	398,930,037

End of year	$764,435,884	$696,566,276	$426,527,759

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$38	$(32)	$807,845

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the Six Months Ended April 30, 2015 — (Unaudited)

	Strategic	Small Cap	Mid Cap
	Equity	Equity	Equity
	Portfolio	Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$1,005,010	$3,274,930	$36,928
Net realized gain (loss) on:
Investment transactions	9,221,259	24,138,900	(28,500)
Net change in unrealized gain (loss) of:
Investments	(2,217,595)	67,418,618	844,571

Net increase in net assets resulting from operations	8,008,674	94,832,448	852,999
Distributions to shareholders from:
Net investment income:
Advisor Class	(1,004,937)	(828,514)	(36,247)
Institutional Class	—	(679,541)	—
Net realized gain on investments:
Advisor Class	(21,336,630)	(44,608,930)	—
Institutional Class	—	(21,724,086)	—
Net increase in net assets from capital share transactions (See note 5)	9,245,517	368,998,999	13,901,830

Net increase (decrease) in net assets	(5,087,376)	395,990,376	14,718,582

NET ASSETS:
Beginning of period	184,367,545	1,671,125,975	9,264,928

End of period	$179,280,169	$2,067,116,351	$23,983,510

Undistributed net investment income included in net assets at end of period	$221,157	$742,018	$650

For the Year Ended October 31, 2014
	Strategic	Small Cap	Mid Cap
	Equity	Equity	Equity
	Portfolio	Portfolio	Portfolio[1]
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$1,863,979	$(600,306)	$(1,457)
Net realized gain (loss) on:
Investment transactions	21,339,950	67,207,796	(8,599)
Net change in unrealized gain (loss) of:
Investments	4,323,455	(5,789,737)	466,605

Net increase in net assets resulting from operations	27,527,384	60,817,753	456,549
Distributions to shareholders from:
Net investment income:
Advisor Class	(1,830,278)	(2,614,338)	—
Institutional Class	—	(730,775)	—
Net realized gain on investments:
Advisor Class	(18,467,168)	(31,991,947)	—
Institutional Class	—	(7,885,721)	—
Net increase (decrease) in net assets from capital share transactions (See note 5)	(2,546,194)	859,516,733	8,808,379

Net increase in net assets	4,683,744	877,111,705	9,264,928

NET ASSETS:
Beginning of year	179,683,801	794,014,270	—

End of year	$184,367,545	$1,671,125,975	$9,264,928

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$221,084	$(1,024,857)	$(31)

 1 The Mid Cap Equity Portfolio commenced operations on September 30, 2014.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the Six Months Ended April 30, 2015 — (Unaudited)

	Large Cap		Large Cap
	Value	U.S. Emerging	Core
	Portfolio	Growth Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$363,629	$9,290	$5,131,570
Net realized gain on:
Investment transactions	9,190,172	2,111,290	32,803,321
Net change in unrealized gain (loss) of:
Investments	(5,887,823)	(172,207)	6,556,062

Net increase in net assets resulting from operations	3,665,978	1,948,373	44,490,953
Distributions to shareholders from:
Net investment income	(332,894)	(3,646)	(4,750,213)
Net realized gain on investments	(13,144,370)	(3,631,479)	(23,130,256)
Net increase in net assets from capital share transactions (See note 5)	2,203,107	3,676,998	353,273,355

Net increase (decrease) in net assets	(7,608,179)	1,990,246	369,883,839

NET ASSETS:
Beginning of period	98,641,851	38,485,472	724,088,779

End of period	$91,033,672	$40,475,718	$1,093,972,618

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$30,735	$(21,920)	$843,971

For the Year Ended October 31, 2014
	Large Cap		Large Cap
	Value	U.S. Emerging	Core
	Portfolio	Growth Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$268,805	$2,586	$4,963,643
Net realized gain on:
Investment transactions	13,162,939	3,598,262	23,100,621
Net change in unrealized gain (loss) of:
Investments	558,598	(1,126,126)	59,748,588

Net increase in net assets resulting from operations	13,990,342	2,474,722	87,812,852
Distributions to shareholders from:
Net investment income	(338,130)	(26,571)	(4,744,466)
Net realized gain on investments	(12,749,678)	(311,258)	(5,698,660)
Net increase (decrease) in net assets from capital share transactions (See note 5)	1,990,914	(1,132,321)	359,176,642

Net increase in net assets	2,893,448	1,004,572	436,546,368

NET ASSETS:
Beginning of year	95,748,403	37,480,900	287,542,411

End of year	$98,641,851	$38,485,472	$724,088,779

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$—	$(27,564)	$462,614

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the Six Months Ended April 30, 2015 — (Unaudited)

			Total
	Large Cap	Long/Short	Market
	Growth Portfolio	Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$3,554,573	$(236,003)	$336,581
Net realized gain (loss) on:
Investment transactions	14,505,896	814,089	2,542,115
Securities sold short	—	(4,054,420)	(1,182,095)
Net change in unrealized gain of:
Investments	45,775,899	4,123,708	1,355,881
Securities sold short	—	2,034,578	701,518

Net increase in net assets resulting from operations	63,836,368	2,681,952	3,754,000
Distributions to shareholders from:
Net investment income	(3,110,136)	—	(249,732)
Net realized gain on investments	(19,355,767)	—	(3,732,092)
Net increase in net assets from capital share transactions (See note 5)	955,982,886	57,996,648	31,522,807

Net increase in net assets	997,353,351	60,678,600	31,294,983

NET ASSETS:
Beginning of period	630,362,345	109,964,964	61,466,731

End of period	$1,627,715,696	$170,643,564	$92,761,714

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$696,042	$(760,057)	$102,998

For the Year Ended October 31, 2014
			Total
	Large Cap	Long/Short	Market
	Growth Portfolio	Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$2,336,211	$(528,858)	$200,919
Net realized gain (loss) on:
Investment transactions	19,074,106	2,155,122	6,049,965
Securities sold short	—	(7,520,575)	(2,253,275)
Net change in unrealized gain of:
Investments	47,990,975	6,285,090	2,572,180
Securities sold short	—	940,089	545,715

Net increase in net assets resulting from operations	69,401,292	1,330,868	7,115,504
Distributions to shareholders from:
Net investment income	(2,169,187)	—	(190,914)
Net realized gain on investments	(8,637,769)	—	(4,877)
Net increase in net assets from capital share transactions (See note 5)	387,215,678	79,526,161	16,120,524

Net increase in net assets	445,810,014	80,857,029	23,040,237

NET ASSETS:
Beginning of year	184,552,331	29,107,935	38,426,494

End of year	$630,362,345	$109,964,964	$61,466,731

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$251,605	$(524,054)	$16,149

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the Six Months Ended April 30, 2015 — (Unaudited)

		International
	Secured	Secured
	Options	Options	International
	Portfolio	Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(1,363,188)	$815,451	$361,696
Net realized gain (loss) on:
Investment transactions	—	116,001	3,777,069
Affiliated investment transactions	—	—	(198,427)
Options written	20,280,889	(1,311,490)	—
Foreign currency transactions	—	—	(47,641)
Net change in unrealized gain (loss) of:
Investments	363,863	3,561,851	(1,125,542)
Investments in affiliates	—	—	114,573
Options Written	(8,182,339)	427,315	—
Foreign currency translation	—	—	6,858

Net increase in net assets resulting from operations	11,099,225	3,609,128	2,888,586
Distributions to shareholders from:
Net investment income	—	(788,952)	(121,542)
Net realized gain on investments	(18,838,627)	(1,163,576)	—
Net increase (decrease) in net assets from capital share transactions (See note 5)	8,885,404	(3,158,305)	46,949,652

Net increase (decrease) in net assets	1,146,002	(1,501,705)	49,716,696

NET ASSETS:
Beginning of period	365,675,209	100,552,249	37,519,832

End of period	$366,821,211	$99,050,544	$87,236,528

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(1,392,257)	$225,656	$359,478

For the Year Ended October 31, 2014
		International
	Secured	Secured
	Options	Options	International
	Portfolio	Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(2,754,487)	$1,206,450	$800,523
Net realized gain (loss) on:
Investment transactions	151,937	(951,957)	8,721,532
Options written	12,259,721	2,366,487	—
Foreign currency transactions	—	—	(59,987)
Investment company shares	—	—	44,844
Net change in unrealized gain (loss) of:
Investments	1,382,715	(1,586,185)	(10,610,274)
Investments in affiliates	—	—	(114,573)
Options Written	9,166,400	(798,437)	—
Foreign currency translation	—	—	(6,239)

Net increase (decrease) in net assets resulting from operations	20,206,286	236,358	(1,224,174)
Distributions to shareholders from:
Net investment income	—	(1,007,293)	(930,399)
Net realized gain on investments	(40,956,740)	(7,242,267)	—
Net increase (decrease) in net assets from capital share transactions (See note 5)	4,879,809	10,383,161	(23,669,945)

Net increase (decrease) in net assets	(15,870,645)	2,369,959	(25,824,518)

NET ASSETS:
Beginning of year	381,545,854	98,182,290	63,344,350

End of year	$365,675,209	$100,552,249	$37,519,832

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$(29,069)	$199,157	$119,324

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS — (Concluded)

For the Six Months Ended April 30, 2015 — (Unaudited)

			Philadelphia
	Philadelphia	Philadelphia	International
	International	International	Emerging
	Fund	Small Cap Fund	Markets Fund
Increase (decrease) in net assets
Operations:
Net investment income	$77,768	$523,466	$26,421
Net realized gain (loss) on:
Investment transactions	2,398,807	(367,618)	(494,651)
Foreign currency transactions	(40,859)	(57,841)	(11,700)
Net change in unrealized gain (loss) of:
Investments	(1,895,555)	3,507,315	565,718
Foreign currency translation	3,201	6,462	3,954

Net increase in net assets resulting from operations	543,362	3,611,784	89,742
Distributions to shareholders from:
Net investment income:
Class I	(83,860)	(1,053)	(215)
Class IV	—	(541,721)	(20,555)
Net realized gain on investments:
Class I	—	(378)	—
Class IV	—	(1,825,331)	—
Net decrease in net assets from capital share transactions (See note 5)	(16,099,225)	(11,453,941)	(1,126,368)

Net decrease in net assets	(15,639,723)	(10,210,640)	(1,057,396)

NET ASSETS:
Beginning of period	18,642,578	45,083,490	7,988,381

End of period	$3,002,855	$34,872,850	$6,930,985

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$46,091	$172,452	$(796)

For the Year Ended October 31, 2014
			Philadelphia
	Philadelphia	Philadelphia	International
	International	International	Emerging
	Fund	Small Cap Fund	Markets Fund
Increase (decrease) in net assets
Operations:
Net investment income	$428,620	$839,640	$1,093,034
Net realized gain (loss) on:
Investment transactions	3,321,114	2,029,153	1,922,922
In-kind transactions	—	—	479,661
Foreign currency transactions	(26,083)	(47,382)	(56,609)
Net change in unrealized gain (loss) of:
Investments	(4,344,740)	(3,467,228)	(5,270,588)
Foreign currency translation	(2,702)	(5,484)	8,318

Net decrease in net assets resulting from operations	(623,791)	(651,301)	(1,823,262)
Distributions to shareholders from:
Net investment income:
Class I	(507,268)	(133)	(1,487)
Class IV	—	(873,150)	(1,171,641)
Net realized gain on investments:
Class I	—	—	(4,170)
Class IV	—	(611,069)	(2,586,343)
Tax Return of capital:
Class I	—	—	(920)
Class IV	—	—	(570,599)
Net increase (decrease) in net assets from capital share transactions (See note 5)	(6,591,116)	25,169,766	(38,098,571)

Net increase (decrease) in net assets	(7,722,175)	23,034,113	(44,256,993)

NET ASSETS:
Beginning of year	26,364,753	22,049,377	52,245,374

End of year	$18,642,578	$45,083,490	$7,988,381

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$52,183	$191,760	$(6,447)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENT OF CASH FLOWS
For the Six Months Ended April 30, 2015 — (Unaudited)

Long/Short
Portfolio
Cash Flows from operating activities
Net increase in net assets resulting from operations	$2,681,952

Investments purchased	(94,632,459)
Investments sold	46,153,202
Purchases to cover securities sold short	(74,177,404)
Securities sold short	109,582,849
(Purchase)/Sale of short term investments, net	(11,445,059)
Decrease in Cash collateral on deposit at broker	(40,781,109)
Increase in Securities lending receivable	(1,856)
(Increase) in Dividends receivable	(39,642)
(Increase) in Prepaid expenses	(924)
Increase in Obligation to return securities lending collateral	7,682,386
Increase in Dividends payable for securities sold short	18,157
Increase in Investment Advisory fees	41,435
Increase in Directors fees	480
Increase in Payable to Affiliate	9,749
(Decrease) in Accrued expenses	(11,820)
Net change in unrealized gain (loss) on investments	(4,123,708)
Net realized gain from investments	(814,089)
Net change in unrealized gain (loss) on securities sold short	(2,034,578)
Net realized loss from securities sold short	4,054,420

Net cash provided by (used in) operating activities	(57,838,018)

Cash flows from financing activities
Proceeds from shares sold	63,153,736
Payments on shares redeemed	(5,315,718)

Net cash provided by (used in) financing activities	57,838,018

Net increase (decrease) in cash	—
Cash at beginning of period	—

Cash at end of period	—

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENT OF CASH FLOWS — (Concluded)
For the Six Months Ended April 30, 2015 — (Unaudited)

Total
Market
Portfolio
Cash Flows from operating activities
Net increase in net assets resulting from operations	$3,754,000

Investments purchased	(66,007,891)
Investments sold	32,764,322
Purchases to cover securities sold short	(20,787,883)
Securities sold short	26,855,485
(Purchase)/Sale of short term investments, net	(2,329,910)
Decrease in Receivable from Investment Advisor	13,187
Decrease in Cash collateral on deposit at broker	(7,483,958)
Increase in Securities lending receivable	(3,453)
(Increase) in Dividends receivable	(48,056)
(Increase) in Prepaid expenses	(815)
Increase in Obligation to return securities lending collateral	9,119,201
Increase in Dividends payable for securities sold short	2,810
Increase in Investment Advisory fees	22,324
Increase in Directors fees	284
Increase in Payable to Affiliate	5,253
(Decrease) in Accrued expenses	(6,520)
Net change in unrealized gain (loss) on investments	(1,355,881)
Net realized gain from investments	(2,542,115)
Net change in unrealized gain (loss) on securities sold short	(701,518)
Net realized loss from securities sold short	1,182,095

Net cash provided by (used in) operating activities	(27,549,039)

Cash flows from financing activities
Proceeds from shares sold	37,413,403
Payments on shares redeemed	(9,661,573)
Cash distributions paid	(202,791)

Net cash provided by (used in) financing activities	27,549,039

Net increase (decrease) in cash	—
Cash at beginning of period	—

Cash at end of period	—

Non-cash financing activities not included herein consist of a reinvestment of dividends of $3,779,033

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Government Cash Portfolio
	For the
	Period
	Ended
	April 30,	For the Years Ended October 31,
	2015[1]	2014	2013	2012	2011[2]	2010[2]

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.000 [3]	0.000 [3]	0.000 [3]	0.000 [3]	0.000 [3]	0.001
Net realized gain on investments	0.000	0.000	0.000	0.000	0.000	0.000

Total from investment operations	0.000 [3]	0.000 [3]	0.000 [3]	0.000 [3]	0.000 [3]	0.001

Distributions to shareholders from:
Net investment income	(0.000)[3]	(0.000)[3]	(0.000)[3]	(0.000)[3]	(0.000)[3]	(0.001)

Net realized capital gains	—	—	—	(0.000)[3]	—	—

Total distributions	$(0.000)[3]	$(0.000)[3]	$(0.000)[3]	$(0.000)[3]	$(0.000)[3]	$(0.001)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.00%[4,5]	0.00%[5]	0.00%[5]	0.00%[5]	0.02%	0.06%

Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000s)	$835,052	$764,436	$758,056	$740,078	$730,284	$666,488
Ratio of operating expenses to average net assets	0.18%[6]	0.20%	0.20%	0.21%	0.21%	0.22%
Ratio of operating expenses after waiver/reimbursement to average net assets	0.12%[6]	0.10%	0.14%	0.17%	0.17%	0.22%
Ratio of net investment income to average net assets	0.00%[5,6]	0.00%[5]	0.00%[5]	0.00%[5]	0.01%	0.06%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Amount rounds to less than $0.001 per share.
[4]	Total return calculation is not annualized.
[5]	Amount rounds to less than 0.01%.
[6]	Annualized.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Tax-Exempt Cash Portfolio
	For the
	Period
	Ended
	April 30,	For the Years Ended October 31,
	2015[1]	2014	2013	2012	2011	2010

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income[2]	0.000	0.000	0.000	0.000	0.000	0.000
Net realized gain on investments[2]	0.000	0.000	0.000	0.000	0.000	0.000

Total from investment operations[2]	0.000	0.000	0.000	0.000	0.000	0.000

Distributions to shareholders from:
Net investment income[2]	(0.000)	(0.000)	(0.000)	(0.000)	(0.000)	(0.000)

Net realized capital gains[2]	0.000	0.000	0.000	0.000	0.000	0.000
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.00%[3,4]	0.00%[4]	0.00%[4]	0.00%[4]	0.01%	0.02%

Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000s)	$743,264	$696,566	$633,912	$679,426	$585,561	$550,883
Ratio of operating expenses to average net assets	0.17%[5]	0.21%	0.20%	0.22%	0.21%	0.22%
Ratio of operating expenses after waiver/reimbursement to average net assets	0.03%[5]	0.05%	0.10%	0.14%	0.17%	0.21%
Ratio of net investment income to average net assets	0.00%[4,5]	0.00%[4]	0.00%[4]	0.00%[4]	0.01%	0.02%

[1]	Unaudited.
[2]	Amount rounds to less than $0.001 per share.
[3]	Total return calculation is not annualized.
[4]	Amount rounds to less than 0.01%.
[5]	Annualized.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Core Fixed Income Portfolio
	For the
	Period
	Ended
	April 30,	For the Years Ended October 31,
	2015[1]	2014	2013	2012	2011	2010[2]

Net asset value, beginning of period	$11.21	$11.22	$11.75	$11.67	$11.67	$11.37

Income from investment operations:
Net investment income	0.12	0.25	0.26	0.30	0.38	0.39
Net realized and unrealized gain (loss) on investments	0.13	0.02	(0.45)	0.32	0.02 [3]	0.38

Total from investment operations	0.25	0.27	(0.19)	0.62	0.40	0.77

Distributions to shareholders from:
Net investment income	(0.13)	(0.26)	(0.31)	(0.34)	(0.40)	(0.40)
Net realized capital gains	—	(0.02)	(0.03)	(0.20)	—	(0.07)

Total distributions	(0.13)	(0.28)	(0.34)	(0.54)	(0.40)	(0.47)

Net asset value, end of period	$11.33	$11.21	$11.22	$11.75	$11.67	$11.67

Total return	2.22%[4]	2.52%	(1.64)%	5.51%	3.52%	7.01%

Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000s)	$427,473	$426,528	$398,930	$480,499	$361,341	$396,884
Ratio of operating expenses to average net assets	0.54%[5]	0.56%	0.56%	0.57%	0.57%	0.57%
Ratio of net investment income to average net assets	2.19%[5]	2.23%	2.29%	2.61%	3.26%	3.40%
Portfolio turnover rate	11%	18%	19%	22%	68%	31%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized loss for the period due to the timing of purchases and redemptions of Portfolio shares in relation to the fluctuating net asset value per share of the Portfolio.
[4]	Total return calculation is not annualized.
[5]	Annualized.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Strategic Equity Portfolio
	For the
	Period
	Ended
	April 30,	For the Years Ended October 31,
	2015[1]	2014	2013	2012	2011	2010

Net asset value, beginning of period	$23.89	$23.14	$19.20	$17.19	$16.40	$14.33

Income from investment operations:
Net investment income	0.12	0.23	0.25	0.18	0.13	0.10
Net realized and unrealized gain on investments	0.88	3.20	4.10	2.00	0.79	2.07

Total from investment operations	1.00	3.43	4.35	2.18	0.92	2.17

Distributions to shareholders from:
Net investment income	(0.13)	(0.24)	(0.23)	(0.17)	(0.13)	(0.10)
Net realized capital gains	(2.85)	(2.44)	(0.18)	—	—	—

Total distributions	(2.98)	(2.68)	(0.41)	(0.17)	(0.13)	(0.10)

Net asset value, end of period	$21.91	$23.89	$23.14	$19.20	$17.19	$16.40

Total return	4.50%[2]	16.48%	23.08%	12.68%	5.58%	15.15%

Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000s)	$179,280	$184,368	$179,684	$170,580	$153,893	$157,227
Ratio of operating expenses to average net assets	0.84%[3]	0.86%	0.86%	0.87%	0.88%	0.88%
Ratio of net investment income to average net assets	1.12%[3]	1.04%	1.21%	0.99%	0.72%	0.63%
Portfolio turnover rate	9%	22%	46%	37%	51%	44%

[1]	Unaudited.
[2]	Total return calculation is not annualized.
[3]	Annualized.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Small Cap Equity Portfolio Advisor Shares
	For the
	Period
	Ended
	April 30,	For the Years Ended October 31,
	2015[1,2]	2014[2]	2013[2]	2012	2011[2]	2010[2]

Net asset value, beginning of period	$26.30	$26.12	$18.24	$16.64	$14.70	$11.70

Income from investment operations:
Net investment income (loss)	0.04	(0.02)	0.14	0.08	—	0.01
Net realized and unrealized gain on investments	1.34	1.49	8.05	1.60	1.95	3.01

Total from investment operations	1.38	1.47	8.19	1.68	1.95	3.02

Distributions to shareholders from:
Net investment income	(0.02)	(0.10)	(0.12)	(0.08)	(0.01)	(0.02)
Net realized capital gains	(1.02)	(1.19)	(0.19)	—	—	—

Total distributions	(1.04)	(1.29)	(0.31)	(0.08)	(0.01)	(0.02)

Net asset value, end of period	$26.64	$26.30	$26.12	$18.24	$16.64	$14.70

Total return	5.49%[4]	5.86%	45.63%	10.10%[3]	13.24%	25.78%

Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000s)	$1,287,854	$1,139,273	$639,021	$363,561	$216,958	$128,828
Ratio of operating expenses to average net assets	0.91%[5]	0.94%	0.91%	0.93%	0.94%	0.96%
Ratio of net investment income (loss) (expenses in excess of income) to average net assets	0.29%[5]	(0.07)%	0.63%	0.47%	0.01%	0.04%
Portfolio turnover rate[6]	24%	45%	55%	49%	78%	81%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions as shown in the management discussion and analysis and as otherwise reported to shareholders.
[4]	Total return calculation is not annualized.
[5]	Annualized.
[6]	Portfolio turnover is calculated at the fund level.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Small Cap Equity Portfolio Institutional Shares
	For the
	Period
	Ended
	April 30,	For the Years Ended October 31,
	2015[1,2]	2014[2]	2013[2]	2012[2]	2011	2010[2]

Net asset value, beginning of period	$27.28	$27.00	$18.86	$17.16	$15.12	$12.01

Income from investment operations:
Net investment income	0.06	0.01	0.11	0.13	0.05	0.03
Net realized and unrealized gain on investments	1.39	1.57	8.39	1.65	2.00	3.10

Total from investment operations	1.45	1.58	8.50	1.78	2.05	3.13

Distributions to shareholders from:
Net investment income	(0.03)	(0.11)	(0.17)	(0.08)	(0.01)	(0.02)
Net realized capital gains	(1.02)	(1.19)	(0.19)	—	—	—

Total distributions	(1.05)	(1.30)	(0.36)	(0.08)	(0.01)	(0.02)

Net asset value, end of period	$27.68	$27.28	$27.00	$18.86	$17.16	$15.12

Total return	5.56%[3]	6.10%	45.82%	10.38%	13.53%	26.12%

Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000s)	$779,262	$531,853	$154,993	$14,305	$249	$1
Ratio of operating expenses to average net assets	0.71%[4]	0.74%	0.75%	0.73%	0.74%	0.76%
Ratio of net investment income to average net assets	0.47%[4]	0.03%	0.48%	0.71%	0.30%	0.31%
Portfolio turnover rate[5]	24%	45%	55%	49%	78%	81%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Total return calculation is not annualized.
[4]	Annualized.
[5]	Portfolio turnover is calculated at the fund level.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Mid Cap Equity Portfolio Advisor Shares
		For the
		Period
	For the	September 30,
	Period	2014[2]
	Ended	through
	April 30,	October 31,
	2015[1]	2014[3]

Net asset value, beginning of period	$10.23	$10.00

Income from investment operations:
Net investment income (loss)	0.02	(0.01)
Net realized and unrealized gain on investments	0.72	0.24

Total from investment operations	0.74	0.23

Distributions to shareholders from:
Net investment income	(0.02)	—

Total distributions	(0.02)	—

Net asset value, end of period	$10.95	$10.23

Total return	7.25%[4]	2.30%[4]

Ratios to average net assets/Supplemental data:
Net assets, end of period (in 000s)	$23,984	$9,262
Ratio of operating expenses before waiver to net assets	1.36%[5]	1.58%[5]
Ratio of operating expenses after waiver/reimbursement to average net assets	1.00%[5]	1.00%[5]
Ratio of net investment income (loss) (expenses in excess of income) to average net assets	0.47%[5]	(0.30)%[5]
Portfolio turnover rate	33%	3%[6]

[1]	Unaudited.
[2]	Commencement of operations.
[3]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[4]	Total return calculation is not annualized.
[5]	Annualized.
[6]	Calculation represents portfolio turnover for the Fund for the period of September 30, 2014 through October 31, 2014.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Large Cap Value Portfolio
	For the
	Period
	Ended
	April 30,	For the Years Ended October 31,
	2015[1,2]	2014	2013[2]	2012	2011	2010

Net asset value, beginning of period	$12.85	$12.96	$10.56	$9.46	$9.33	$7.88

Income from investment operations:
Net investment income	0.05	0.03	0.08	0.13	0.07	0.06
Net realized and unrealized gain on investments	0.40	1.72	2.92	1.08	0.13 [3]	1.45

Total from investment operations	0.45	1.75	3.00	1.21	0.20	1.51

Distributions to shareholders from:
Net investment income	(0.04)	(0.05)	(0.10)	(0.11)	(0.07)	(0.06)
Net realized capital gains	(1.77)	(1.81)	(0.50)	—	—	—

Total distributions	(1.81)	(1.86)	(0.60)	(0.11)	(0.07)	(0.06)

Net asset value, end of period	$11.49	$12.85	$12.96	$10.56	$9.46	$9.33

Total return	3.79%[4]	15.48%	29.90%	12.86%	2.10%	19.14%

Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000s)	$91,034	$98,642	$95,748	$77,107	$86,873	$47,484
Ratio of operating expenses to average net assets	0.90%[5]	0.92%	0.90%	0.91%	0.92%	0.95%
Ratio of net investment income to average net assets	0.77%[5]	0.28%	0.73%	1.26%	0.70%	0.64%
Portfolio turnover rate	73%	106%	147%	157%	164%	118%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized loss for the period due to the timing of purchases and redemptions of Portfolio shares in relation to the fluctuating net asset value per share of the Portfolio.
[4]	Total return calculation is not annualized.
[5]	Annualized.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	U.S. Emerging Growth Portfolio
	For the
	Period
	Ended
	April 30,	For the Years Ended October 31,
	2015[1,2]	2014	2013	2012[2]	2011[2]	2010[2]

Net asset value, beginning of period	$10.33	$9.77	$7.36	$6.78	$6.04	$4.71

Income from investment operations:
Net investment income (loss)	0.00 [3]	0.00 [3]	0.07	0.01	(0.02)	0.00 [3]
Net realized and unrealized gain on investments	0.49	0.65	2.41	0.58	0.76	1.34

Total from investment operations	0.49	0.65	2.48	0.59	0.74	1.34

Distributions to shareholders from:
Net investment income	(0.00)[3]	(0.01)	(0.07)	(0.01)	—	(0.01)
Net realized capital gains	(1.00)	(0.08)	—	—	—	—

Total distributions	(1.00)	(0.09)	(0.07)	(0.01)	—	(0.01)

Net asset value, end of period	$9.82	$10.33	$9.77	$7.36	$6.78	$6.04

Total return	5.30%[4]	6.69%	33.94%	8.77%	12.25%	28.54%

Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000s)	$40,476	$38,485	$37,481	$27,385	$18,671	$17,643
Ratio of operating expenses to average net assets	0.95%[5]	0.96%	0.96%	1.00%	0.98%	1.00%
Ratio of net investment income to average net assets	0.05%[5]	0.01%	0.84%	0.17%	(0.22)%	(0.06)%
Portfolio turnover rate	65%	127%	134%	120%	157%	109%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Amount rounds to less than $0.01 per share.
[4]	Total return calculation is not annualized.
[5]	Annualized.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Large Cap Core Portfolio
	For the
	Period
	Ended
	April 30,	For the Years Ended October 31,
	2015[1]	2014	2013	2012	2011[2]	2010[2]

Net asset value, beginning of period	$21.76	$18.57	$14.10	$12.62	$11.49	$9.75

Income from investment operations:
Net investment income	0.13	0.18	0.17	0.17	0.11	0.09
Net realized and unrealized gain on investments	1.09	3.54	4.46	1.48	1.12	1.74

Total from investment operations	1.22	3.72	4.63	1.65	1.23	1.83

Distributions to shareholders from:
Net investment income	(0.12)	(0.19)	(0.16)	(0.17)	(0.10)	(0.09)
Net realized capital gains	(0.65)	(0.34)	—	—	—	—

Total distributions	(0.77)	(0.53)	(0.16)	(0.17)	(0.10)	(0.09)

Net asset value, end of period	$22.21	$21.76	$18.57	$14.10	$12.62	$11.49

Total return	5.70%[3]	20.46%	33.02%	13.14%	10.69%	18.81%

Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000s)	$1,093,973	$724,089	$287,542	$115,204	$91,070	$86,428
Ratio of operating expenses to average net assets	0.84%[4]	0.87%	0.86%	0.88%	0.88%	0.89%
Ratio of net investment income to average net assets	1.13%[4]	1.00%	1.07%	1.23%	0.84%	0.83%
Portfolio turnover rate	54%	73%	90%	104%	103%	103%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Total return calculation is not annualized.
[4]	Annualized.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Large Cap Growth Portfolio
	For the
	Period
	Ended
	April 30,	For the Years Ended October 31,
	2015[1]	2014	2013	2012	2011	2010[2]

Net asset value, beginning of period	$23.05	$19.65	$14.81	$13.73	$12.31	$9.80

Income from investment operations:
Net investment income	0.07	0.14	0.14	0.07	0.07	0.04
Net realized and unrealized gain on investments	1.71	4.26	4.83	1.08	1.42	2.51

Total from investment operations	1.78	4.40	4.97	1.15	1.49	2.55

Distributions to shareholders from:
Net investment income	(0.07)	(0.14)	(0.13)	(0.07)	(0.07)	(0.04)
Net realized capital gains	(0.61)	(0.86)	—	—	—	—

Total distributions	(0.68)	(1.00)	(0.13)	(0.07)	(0.07)	(0.04)

Net asset value, end of period	$24.15	$23.05	$19.65	$14.81	$13.73	$12.31

Total return	7.82%[3]	23.36%	33.65%	8.44%	12.13%	26.11%

Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000s)	$1,627,716	$630,362	$184,552	$93,527	$64,981	$50,040
Ratio of operating expenses to average net assets	0.84%[4]	0.88%	0.87%	0.89%	0.88%	0.90%
Ratio of net investment income to average net assets	0.63%[4]	0.70%	0.85%	0.52%	0.56%	0.38%
Portfolio turnover rate	39%	76%	99%	111%	117%	125%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Total return calculation is not annualized.
[4]	Annualized.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Long/Short Portfolio
	For the
	Period
	Ended
	April 30,	For the Years Ended October 31,
	2015[1,2]	2014[2]	2013[2]	2012[2]	2011[2]	2010[2]

Net asset value, beginning of period	$10.80	$10.50	$9.29	$8.90	$8.45	$8.15

Income from investment operations:
Net investment loss	(0.02)	(0.07)	(0.05)	(0.08)	(0.05)	(0.04)
Net realized and unrealized gain on investments	0.34	0.37	1.26	0.47	0.50	0.34

Total from investment operations	0.32	0.30	1.21	0.39	0.45	0.30

Net asset value, end of period	$11.12	$10.80	$10.50	$9.29	$8.90	$8.45

Total return	2.87%[3]	2.86%[4]	13.02%	4.38%	5.33%	3.68%

Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000s)	$170,644	$109,965	$29,108	$13,752	$14,367	$11,344
Ratio of operating expenses before waiver/reimbursement to average net assets	2.37%[5]	2.48%	2.62%	3.20%	2.81%	2.72%
Ratio of operating expenses after waiver/reimbursement to average net assets	2.02%[5]	2.13%	2.27%	2.80%	2.36%	2.33%
Ratio of operating expenses after waiver/reimbursement excluding dividends on securities sold short	1.16%[5]	1.22%	1.25%	1.25%	1.25%	1.25%
Ratio of net expenses in excess of income to average net assets	(0.32)%[5]	(0.63)%	(0.53)%	(0.83)%	(0.74)%	(0.47)%
Portfolio turnover rate	65%[6]	150%[6]	154%[6]	128%[6]	137%[6]	636%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Total return calculation is not annualized.
[4]	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions as shown in the management discussion and analysis and as otherwise reported to shareholders.
[5]	Annualized.
[6]	The calculation of the portfolio turnover rate for the fiscal years ended October 31, 2011, 2012, 2013, 2014 and the period ended April 30, 2015 reflects the absolute value of the long and short positions.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Total Market Portfolio
	For the
	Period
	Ended
	April 30,	For the Years Ended October 31,
	2015[1]	2014	2013	2012	2011[2]	2010[2]

Net asset value, beginning of period	$15.07	$12.78	$9.68	$9.01	$8.36	$7.02

Income from investment operations:
Net investment income	0.07	0.06	0.09	0.03	0.01	0.00 [3]
Net realized and unrealized gain on investments	0.75	2.29	3.09	0.68	0.65	1.35

Total from investment operations	0.82	2.35	3.18	0.71	0.66	1.35

Distributions to shareholders from:
Net investment income	(0.05)	(0.06)	(0.08)	(0.04)	(0.01)	(0.01)
Net realized capital gains	(0.88)	(0.00)[3]	—	—	—	—

Total distributions	(0.93)	(0.06)	(0.08)	(0.04)	(0.01)	(0.01)

Net asset value, end of period	$14.96	$15.07	$12.78	$9.68	$9.01	$8.36

Total return	5.66%[4]	18.43%	33.01%	7.93%	7.86%	19.20%

Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000s)	$92,762	$61,467	$38,426	$44,619	$41,069	$34,451
Ratio of operating expenses before waiver/reimbursement to average net assets	2.18%[5]	2.23%	2.29%	2.48%	2.19%	2.12%
Ratio of operating expenses after waiver/reimbursement to average net assets	1.83%[5]	1.85%	1.94%	2.09%	1.84%	1.77%
Ratio of operating expenses after waiver/reimbursement excluding dividends on securities sold short and flex fees	1.23%[5]	1.25%	1.20%	1.25%	1.21%	1.23%
Ratio of net investment income to average net assets	0.89%[5]	0.41%	0.83%	0.29%	0.14%	0.05%
Portfolio turnover rate	52%[6]	117%[6]	138%[6]	135%[6]	123%[6]	200%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Amount rounds to less than $0.01 per share.
[4]	Total return calculation is not annualized.
[5]	Annualized.
[6]	The calculation of the portfolio turnover rate for the fiscal years ended October 31, 2011, 2012, 2013, 2014 and the period ended April 30, 2015 reflects the absolute value of the long and short positions.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Secured Options Portfolio
						For the
						Period
	For the					June 30,
	Period					2010[2]
	Ended					through
	April 30,	For the Years Ended October 31,				October 31,
	2015[1]	2014	2013	2012	2011[3]	2010[3]

Net asset value, beginning of period	$12.47	$13.24	$13.28	$12.03	$11.55	$10.00

Income from investment operations:
Net investment loss	(0.05)	(0.11)	(0.11)	(0.10)	(0.10)	(0.03)
Net realized and unrealized gain on investments	0.42	0.85	1.51	1.78	0.98	1.58

Total from investment operations	0.37	0.74	1.40	1.68	0.88	1.55

Distributions to shareholders from:
Net realized capital gains	(0.65)	(1.51)	(1.44)	(0.43)	(0.40)	—

Total distributions	(0.65)	(1.51)	(1.44)	(0.43)	(0.40)	—

Net asset value, end of period	$12.19	$12.47	$13.24	$13.28	$12.03	$11.55

Total return	3.16%[4]	6.22%	11.90%	14.34%	7.74%	15.50%[4]

Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000s)	$366,821	$365,675	$381,546	$375,175	$257,619	$112,876
Ratio of operating expenses to average net assets	0.84%[5]	0.87%	0.86%	0.88%	0.90%	1.02%[5]
Ratio of net expenses in excess of income to average net assets	(0.76)%[5]	(0.81)%	(0.81)%	(0.85)%	(0.85)%	(0.91)%[5]
Portfolio turnover rate	0.00%	1,108%	1,120%	1,130%	1,010%	247%

[1]	Unaudited.
[2]	Commencement of operations.
[3]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[4]	Total return calculation is not annualized.
[5]	Annualized.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	International Secured Options Portfolio
				For the
				Period
	For the			September 28,
	Period			2012[3]
	Ended			through
	April 30,	For the Years Ended October 31,		October 31,
	2015[1]	2014	2013[2]	2012[2]

Net asset value, beginning of period	$10.58	$11.52	$10.15	$10.00

Income from investment operations:
Net investment income (loss)	0.09	0.13	(0.08)	(0.01)
Net realized and unrealized gain (loss) on investments	0.31	(0.11)	1.48	0.16

Total from investment operations	0.40	0.02	1.40	0.15

Distributions to shareholders from:
Net investment income	(0.09)	(0.11)	—	—
Net realized capital gains	(0.12)	(0.85)	(0.03)	—

Total distributions	(0.21)	(0.96)	(0.03)	—

Net asset value, end of period	$10.77	$10.58	$11.52	$10.15

Total return	3.87%[4]	0.30%	13.78%	1.50%[4]

Ratios to average net assets/Supplemental data:
Net assets, end of period (in 000s)	$99,051	$100,552	$98,182	$21,115
Ratio of operating expenses before waiver/reimbursement to average net assets	0.84%[5]	0.87%	0.95%	3.68%[5]
Ratio of operating expenses after waiver/reimbursement to average net assets	0.84%[5]	0.87%	0.95%	1.00%[5]
Ratio of net investment income to average net assets	1.70%[5]	1.20%	(0.74)%	(1.00)%[5]
Portfolio turnover rate	7%	81%	7%	0.00%[6,7]

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Commencement of operations.
[4]	Total return calculation is not annualized.
[5]	Annualized.
[6]	Calculation represents portfolio turnover for the Fund for the period of September 28, 2012 through October 31, 2012.
[7]	Amount rounds to less than 0.01% per share.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	International Portfolio
	For the
	Period
	Ended
	April 30,	For the Years Ended October 31,
	2015[1,2]	2014[2]	2013[2]	2012[2]	2011[2]	2010[2]

Net asset value, beginning of period	$13.83	$14.52	$11.88	$12.06	$13.36	$12.34

Income from investment operations:
Net investment income	0.10	0.24	0.25	0.29	0.32	0.30
Net realized and unrealized gain (loss) on investments	0.40	(0.65)	2.59	(0.15)	(1.30)	1.01

Total from investment operations	0.50	(0.41)	2.84	0.14	(0.98)	1.31

Distributions to shareholders from:
Net investment income	(0.05)	(0.28)	(0.20)	(0.31)	(0.32)	(0.29)
Tax return of capital	—	—	—	(0.01)	—	—

Total distributions	(0.05)	(0.28)	(0.20)	(0.32)	(0.32)	(0.29)

Net asset value, end of period	$14.28	$13.83	$14.52	$11.88	$12.06	$13.36

Total return	3.61%[3]	(2.94)%	24.21%	1.28%	(7.56)%	10.88%

Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000s)	$87,237	$37,520	$63,344	$156,046	$271,428	$388,843
Ratio of operating expenses to average net assets	—%	—%	1.15%	1.14%	1.13%	1.13%
Ratio of operating expenses before waiver/reimbursement to average net assets	1.25%[4]	1.24%	—%	—%	—%	—%
Ratio of operating expenses after waiver/reimbursement to average net assets	1.25%[4]	1.23%	—%	—%	—%	—%
Ratio of net investment income to average net assets	1.43%[4]	1.64%	1.91%	2.47%	2.35%	2.43%
Portfolio turnover rate	144%	47%	43%	45%	40%	36%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Total return calculation is not annualized.
[4]	Annualized.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Philadelphia International Fund
	For the
	Period
	Ended
	April 30,	For the Years Ended October 31,
	2015[1,2]	2014[2]	2013[2]	2012[2]	2011[2]	2010[2]

Net asset value, beginning of period	$12.44	$13.17	$10.75	$10.86	$12.04	$11.18

Income from investment operations:
Net investment income	0.06	0.25	0.23	0.25	0.31	0.29
Net realized and unrealized gain (loss) on investments	0.66	(0.68)	2.37	(0.04)[3]	(1.18)	0.84

Total from investment operations	0.72	(0.43)	2.60	0.21	(0.87)	1.13

Distributions to shareholders from:
Net investment income	(0.07)	(0.30)	(0.18)	(0.32)	(0.31)	(0.27)
Tax return of capital	—	—	—	(0.00)[4]	—	—

Total distributions	(0.07)	(0.30)	(0.18)	(0.32)	(0.31)	(0.27)

Net asset value, end of period	$13.09	$12.44	$13.17	$10.75	$10.86	$12.04

Total return	5.80%[5]	(3.42)%	24.42%	2.03%	(7.50)%	10.48%

Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000s)	$3,003	$18,643	$26,365	$45,425	$83,633	$106,189
Ratio of operating expenses before waiver/reimbursement to average net assets	1.44%[6]	1.21%	1.07%	1.00%	0.94%	0.93%
Ratio of operating expenses after waiver/reimbursement to average net assets	1.00%[6]	1.00%	1.00%	1.00%	0.94%	0.93%
Ratio of net investment income to average net assets	0.99%[6]	1.86%	1.98%	2.34%	2.53%	2.59%
Portfolio turnover rate	26%	57%	63%	53%	51%	40%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized loss for the period due to the timing of purchases and redemptions of Portfolio shares in relation to the fluctuating net asset value per share of the Portfolio.
[4]	Amount rounds to less than $0.01 per share.
[5]	Total return calculation is not annualized.
[6]	Annualized.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Philadelphia International Small Cap Fund Class I
		For the
		Period
	For the	June 30,
	Period	2014[2]
	Ended	through
	April 30,	October 31,
	2015[1,3]	2014[3]

Net asset value, beginning of period	$11.57	$12.76

Income from investment operations:
Net investment income	0.29	0.07
Net realized and unrealized gain (loss) on investments	0.61	(1.09)

Total from investment operations	0.90	(1.02)

Distributions to shareholders from:
Net investment income	(0.13)	(0.17)
Net realized capital gains	(0.48)	—

Total distributions	(0.61)	(0.17)

Net asset value, end of period	$11.86	$11.57

Total return	8.27%[4]	(8.10)%[4]

Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000s)	$239	$9
Ratio of operating expenses to average net assets	1.20%[5]	1.16%[5]
Ratio of net investment income to average net assets	5.06%[5]	1.65%[5]
Portfolio turnover rate[6]	49%	101%

[1]	Unaudited.
[2]	Commencement of operations.
[3]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[4]	Total return calculation is not annualized.
[5]	Annualized.
[6]	Portfolio turnover is calculated at the fund level.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Philadelphia International Small Cap Fund Class IV
					For the
					Period
	For the				May 31,
	Period				2011[3]
	Ended				through
	April 30,	For the Years Ended October 31,			October 31,
	2015[1,2]	2014[2]	2013[2]	2012[2]	2011[2]

Net asset value, beginning of period	$11.57	$11.77	$8.88	$8.32	$10.00

Income from investment operations:
Net investment income	0.13	0.30	0.26	0.27	0.11
Net realized and unrealized gain (loss) on investments	0.78	0.16 [4]	2.85	0.47	(1.65)

Total from investment operations	0.91	0.46	3.11	0.74	(1.54)

Distributions to shareholders from:
Net investment income	(0.14)	(0.33)	(0.25)	(0.21)	(0.14)
Net realized capital gains	(0.48)	(0.33)	—	—	—

Total distributions	(0.62)	(0.66)	(0.25)	(0.21)	(0.14)

Purchase Premium	—	—	0.03	0.03	—
Redemption Fees	—	0.00 [5]	0.00 [5]	—	—

Net asset value, end of period	$11.86	$11.57	$11.77	$8.88	$8.32

Total return[7]	8.36%[6]	3.96%	35.97%	9.41%	(15.37)%[6]

Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000s)	$34,634	$45,074	$22,049	$6,800	$2,924
Ratio of operating expenses before waiver/reimbursement to average net assets	0.96%[8]	0.97%	1.35%	2.75%	4.65%[8]
Ratio of operating expenses after waiver/reimbursement to average net assets	0.96%[8]	0.97%	1.10%	1.10%	1.10%[8]
Ratio of net investment income to average net assets	2.38%[8]	2.44%	2.55%	3.21%	2.90%[8]
Portfolio turnover rate	49%[9]	101%[9]	103%	85%	28%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Commencement of operations.
[4]	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain for the period due to the timing of purchases and redemptions of Portfolio shares in relation to the fluctuating net asset value per share of the Portfolio.
[5]	Amount rounds to less than $0.01 per share.
[6]	Total return calculation is not annualized.
[7]	Calculation excludes purchase premiums and redemption fees which were borne by the shareholders until March 12, 2014.
[8]	Annualized.
[9]	Portfolio turnover is calculated at the fund level.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Philadelphia International Emerging Markets Fund Class I
		For the
		Period
	For the	June 30,
	Period	2014[2]
	Ended	through
	April 30,	October 31,
	2015[1]	2014[3]

Net asset value, beginning of period	$8.43	$9.40

Income from investment operations:
Net investment income	—	0.08
Net realized and unrealized gain (loss) on investments	0.24	(0.50)

Total from investment operations	0.24	(0.42)

Distributions to shareholders from:
Net investment income	(0.02)	(0.13)
Net realized capital gains	—	(0.34)
Tax return of capital	—	(0.08)

Total distributions	(0.02)	(0.55)

Net asset value, end of period	$8.65	$8.43

Total return	2.83%[4]	(4.49)%[4]

Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000s)	$10	$107
Ratio of operating expenses before waiver/reimbursement to average net assets	4.22%[5]	1.48%[5]
Ratio of operating expenses after waiver/reimbursement to average net assets	1.48%[5]	1.48%[5]
Ratio of net investment income (loss) (expenses in excess of income) to average net assets	(0.10)%[5]	2.34%[5]
Portfolio turnover rate[6]	50%	131%

[1]	Unaudited.
[2]	Commencement of operations.
[3]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[4]	Total return calculation is not annualized.
[5]	Annualized.
[6]	Portfolio turnover is calculated at the fund level.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Philadelphia International Emerging Markets Fund Class IV
					For the
					Period
	For the				June 30,
	Period				2011[3]
	Ended				through
	April 30,	For the Years Ended October 31,			October 31,
	2015[1]	2014[2]	2013	2012[2]	2011[2]

Net asset value, beginning of period	$8.44	$9.35	$8.74	$8.45	$10.00

Income from investment operations:
Net investment income	0.03	0.20	0.22	0.15	0.09
Net realized and unrealized gain (loss) on investments	0.21	(0.34)	0.65	0.20	(1.72)

Total from investment operations	0.24	(0.14)	0.87	0.35	(1.63)

Distributions to shareholders from:
Net investment income	(0.02)	(0.21)	(0.19)	(0.24)	—
Net realized capital gains	—	(0.46)	(0.08)	—	—
Tax Return of capital	—	(0.10)	—	—	—

Total distributions	(0.02)	(0.77)	(0.27)	(0.24)	—

Purchase Premium	—	—	0.01	0.18	0.08
Redemption Fees	—	0.00 [4]	0.00 [4]	—	—

Net asset value, end of period	$8.66	$8.44	$9.35	$8.74	$8.45

Total return[7]	2.90%[6]	(1.44)%[5]	10.49%	6.41%[5]	(15.50)%[6]

Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000s)	$6,921	$7,882	$52,245	$41,272	$2,151
Ratio of operating expenses before waiver/reimbursement to average net assets	3.98%[8]	1.12%	1.11%	1.92%	8.12%[8]
Ratio of operating expenses after waiver/reimbursement to average net assets	1.25%[8]	1.12%	1.11%	1.25%	1.25%[8]
Ratio of net investment income to average net assets	0.79%[8]	2.21%	2.50%	1.71%	2.98%[8]
Portfolio turnover rate	50%[9]	131%[9]	97%	86%	19%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Commencement of operations.
[4]	Amount rounds to less than $0.01 per share.
[5]	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions as shown in the management discussion and analysis and as otherwise reported to shareholders.
[6]	Total return calculation is not annualized.
[7]	Calculation excludes purchase premiums and redemption fees which were borne by the shareholders until March 12, 2014.
[8]	Annualized.
[9]	Portfolio turnover is calculated at the fund level.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Government Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2015 — (Unaudited)

Face
Amount		Value

AGENCY NOTES* — 58.9%

	Federal Farm Credit Bank — 19.6%
$10,000,000	0.350% due 5/1/15[1]	$10,000,000
10,000,000	0.100% due 5/18/15[1]	10,000,000
10,000,000	0.150% due 7/9/15	9,999,584
10,000,000	0.120% due 7/17/15[1]	9,999,895
20,000,000	0.200% due 8/3/15[1]	20,003,416
10,000,000	0.160% due 8/25/15[1]	10,001,292
15,000,000	0.196% due 9/18/15[1]	15,004,616
10,000,000	0.200% due 12/2/15[1]	10,002,397
25,000,000	0.176% due 2/18/16[1]	25,006,976
10,000,000	0.150% due 2/19/16[1]	10,000,000
15,500,000	0.186% due 3/29/16[1]	15,505,634
18,500,000	0.140% due 3/29/16[1]	18,494,009

		164,017,819

	Federal Home Loan Bank — 32.3%
20,000,000	0.125% due 5/1/15	20,000,000
15,000,000	0.125% due 6/19/15	14,999,154
10,000,000	0.125% due 8/13/15	9,998,000
13,000,000	0.220% due 8/19/15[1]	13,003,574
10,500,000	1.630% due 8/20/15	10,545,444
10,000,000	0.440% due 8/28/15	10,008,066
15,000,000	0.125% due 9/2/15	14,996,055
10,000,000	0.190% due 9/10/15	9,998,659
20,860,000	1.750% due 9/11/15	20,979,465
5,500,000	0.200% due 9/15/15	5,499,732
15,000,000	0.200% due 10/1/15	14,999,497
20,000,000	0.220% due 10/7/15[1]	20,008,851
10,000,000	0.125% due 11/18/15	9,995,338
10,000,000	0.125% due 12/8/15	9,993,400
4,490,000	0.250% due 12/9/15	4,488,805
20,000,000	0.176% due 12/16/15[1]	20,004,995
20,000,000	0.250% due 1/20/16	19,998,051
15,000,000	0.270% due 2/4/16	15,000,172
10,000,000	0.330% due 2/18/16	9,999,679
10,000,000	0.300% due 4/14/16	9,997,616
5,000,000	5.375% due 5/18/16	5,263,761

		269,778,314

	Federal Home Loan Mortgage Corporation — 0.7%
5,500,000	0.500% due 5/13/16	5,509,053

		5,509,053

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Government Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2015 — (Unaudited)

Face
Amount		Value

AGENCY NOTES* — (Continued)

	Federal National Mortgage Association — 6.3%
$21,500,000	0.450% due 8/24/15[1]	$21,520,739
11,079,000	2.000% due 9/21/15	11,158,120
4,490,000	0.500% due 9/28/15	4,495,300
5,255,000	0.375% due 12/21/15	5,257,389
10,000,000	2.250% due 3/15/16	10,170,166

		52,601,714

	TOTAL AGENCY NOTES (Amortized Cost $491,906,900)	491,906,900

REPURCHASE AGREEMENTS* — 41.1%
30,000,000	With RBS Greenwich, Inc., dated 4/30/15, 0.090%, principal and interest in the amount of $30,000,075, due 5/1/15, (collateralized by a U.S. Treasury Note with a par value of $29,613,000, coupon rate of 2.125%, due 1/31/21, market value of $30,613,919)	30,000,000
132,893,860	With Societe Generale, dated 4/30/15, 0.130%, principal and interest in the amount of $132,894,340, due 5/1/15, (collateralized by a U.S. Treasury Note with a par value of $132,140,000, coupon rate of 2.000%, due 9/30/20, market value of $135,551,855)	132,893,860
180,000,000	With UBS AG, dated 4/30/15, 0.140%, principal and interest in the amount of $180,000,700, due 5/1/15, (collateralized by a U.S. Treasury Note with a par value of $177,391,400, coupon rate of 2.250%, due 3/31/21, market value of $183,599,421)	180,000,000

	TOTAL REPURCHASE AGREEMENTS (Amortized Cost $342,893,860)	342,893,860

TOTAL INVESTMENTS (Amortized Cost $834,800,760)[2]	100.0%	$834,800,760
OTHER ASSETS IN EXCESS OF LIABILITIES	0.0	251,027

NET ASSETS	100.0%	$835,051,787

*	Percentages indicated are based on net assets.
[1]	Floating Rate Bond. Rate shown is as of April 30, 2015.
[2]	Aggregate cost for federal tax purposes was $834,800,760.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Government Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2015 — (Unaudited)

AGENCY DIVERSIFICATION

On April 30, 2015, agency diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

AGENCIES:
Federal Home Loan Bank	32.3%	$269,778,314
Federal Farm Credit Bank	19.6	164,017,819
Federal National Mortgage Association	6.3	52,601,714
Federal Home Loan Mortgage Corporation	0.7	5,509,053

TOTAL	58.9%	$491,906,900
REPURCHASE AGREEMENTS	41.1	342,893,860

TOTAL INVESTMENTS	100.0%	$834,800,760

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2015 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — 97.3%

	Daily Variable/Floating Rate Notes — 49.2%
$700,000	California Pollution Control Financing Authority, Pollution Control Revenue, Refunding, ExxonMobil Corp. Project,
	0.11% due 4/1/17	$700,000
7,395,000	California State Communities Development Authority Revenue, Chevron USA Inc. Project,
	0.12% due 5/15/24	7,395,000
2,900,000	California State Municipal Finance Authority Revenue, Chevron USA Inc., Series A,
	0.12% due 11/1/35	2,900,000
14,330,000	Charlotte Mecklenburg Hospital Authority, Health Care System Revenue, Carolinas Healthcare, Series B, (SPA: J.P. Morgan Chase),
	0.11% due 1/15/38	14,330,000
6,675,000	Charlotte Mecklenburg Hospital Authority, Health Care System Revenue, Carolinas Healthcare, Series C, (LOC: U.S. Bank N.A.),
	0.12% due 1/15/26	6,675,000
4,000,000	Connecticut State Health & Educational Facilities Authority Revenue, Yale University, Series V-2,
	0.11% due 7/1/36	4,000,000
7,850,000	Connecticut State Health & Educational Facilities Authority Revenue, Yale University, Series Y-3,
	0.11% due 7/1/35	7,850,000
130,000	Delaware County, Pennsylvania, Industrial Development Authority, Airport Facilities Revenue, United Parcel Service Project, DATES,
	0.13% due 12/1/15	130,000
8,000,000	East Baton Rouge Parish Industrial Development Board Inc, Revenue Bonds, ExxonMobil Corp. Project,
	0.14% due 8/1/35	8,000,000
4,550,000	East Baton Rouge Parish, Louisiana, Industrial Development Board Revenue, ExxonMobil Corp. Project,
	0.14% due 12/1/51	4,550,000
	East Baton Rouge Parish, Louisiana, Pollution Control Revenue, ExxonMobil Corp. Project:
2,800,000	0.110% due 11/1/19	2,800,000
5,000,000	0.140% due 3/1/22	5,000,000
	Geisinger Authority, Pennsylvania, Health System Revenue, Geisinger Health System, Series A, (SPA: Wells Fargo Bank N.A.):
7,500,000	0.110% due 5/15/35	7,500,000
4,500,000	0.110% due 10/1/43	4,500,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2015 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Daily Variable/Floating Rate Notes — (Continued)

$11,580,000	Geisinger Authority, Pennsylvania, Health System Revenue, Geisinger Health System, Series B, (SPA: TD Bank N.A.),
	0.11% due 10/1/43	$11,580,000
	Gulf Coast Waste Disposal Authority, Texas, Pollution Control Revenue, Refunding, ExxonMobil Corp. Project:
700,000	0.140% due 6/1/20	700,000
8,750,000	0.140% due 10/1/24	8,750,000
5,400,000	Harris County, Texas, Industrial Development Corp., Pollution Control Revenue, ExxonMobil Corp. Project,
	0.14% due 3/1/24	5,400,000
8,735,000	Jackson County, Mississippi, Port Facilities Revenue, Chevron USA Inc. Project,
	0.11% due 6/1/23	8,735,000
10,550,000	Joliet, Illinois, Regional Port District, Marine Terminal Revenue, ExxonMobil Corp. Project,
	0.14% due 10/1/24	10,550,000
1,110,000	Lincoln County, Wyoming, Pollution Control Revenue, ExxonMobil Corp. Project,
	0.11% due 8/1/15	1,110,000
2,025,000	Massachusetts Health and Educational Facilities Authority Revenue, Wellesley College, Series G,
	0.11% due 7/1/39	2,025,000
1,700,000	Massachusetts Health and Educational Facilities Authority Revenue, Wellesley College, Series I,
	0.11% due 7/1/39	1,700,000
5,050,000	Massachusetts State Health & Educational Facilities Authority Revenue, Harvard University, Series R,
	0.11% due 11/1/49	5,050,000
5,100,000	Massachusetts State Health & Educational Facilities Authority Revenue, Tufts University, Series N-1, (SPA: U.S. Bank N.A.),
	0.13% due 8/15/40	5,100,000
14,505,000	Metropolitan Transportation Authority, NY, Dedicated Tax Funds Revenue, Series A-1, (SPA: Royal Bank of Canada),
	0.12% due 11/1/31	14,505,000
9,595,000	Metropolitan Washington Airports Authority, Airport System, Revenue Bonds, Series D-2, (LOC: TD Bank N.A.),
	0.15% due 10/1/39	9,595,000
8,000,000	Mississippi Business Finance Commission, Mississippi Gulf Opportunity Zone, Chevron USA Inc. Project, Series A,
	0.14% due 12/1/30	8,000,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2015 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Daily Variable/Floating Rate Notes — (Continued)

$4,400,000	Mississippi Business Finance Commission, Mississippi Gulf Opportunity Zone, Chevron USA Inc. Project, Series F,
	0.14% due 11/1/35	$4,400,000
1,165,000	Mississippi Business Finance Corp, Mississippi Gulf Opportunity Zone, Chevron USA Inc. Project, Series C,
	0.11% due 12/1/30	1,165,000
9,285,000	Mississippi Business Finance Corp, Mississippi Gulf Opportunity Zone, Chevron USA Inc. Project, Series G,
	0.11% due 11/1/35	9,285,000
1,400,000	Missouri State Health & Educational Facilities Authority, Educational Facilities Revenue, St. Louis University, Series A-1, (LOC: Wells Fargo Bank N.A.),
	0.13% due 10/1/35	1,400,000
10,500,000	Missouri State Health & Educational Facilities Authority, Educational Facilities Revenue, Washington University, Series B, (SPA: U.S. Bank N.A.),
	0.13% due 2/15/33	10,500,000
4,100,000	Missouri State Health & Educational Facilities Authority, Educational Facilities Revenue, Washington University, Series C, (SPA: U.S. Bank N.A.),
	0.12% due 3/1/40	4,100,000
2,150,000	Mobile County, Alabama, Industrial Development Authority, Pollution Control Revenue, ExxonMobil Project,
	0.13% due 7/15/32	2,150,000
8,085,000	Montgomery County, PA, General Obligation Unlimited, Series A, (SPA: PNC Bank N.A.),
	0.13% due 8/15/24	8,085,000
10,010,000	New Hampshire Health & Education Facilities Authority Revenue, Dartmouth College, Series A, (SPA: J.P. Morgan Chase),
	0.13% due 6/1/31	10,010,000
11,700,000	New Hampshire Health & Education Facilities Authority Revenue, Dartmouth College, Series B, (SPA: Bank of New York Mellon),
	0.13% due 6/1/41	11,700,000
7,100,000	New York City, New York, City Transitional Finance Authority Revenue, Future Tax, Series A-4, (SPA: TD Bank N.A.),
	0.12% due 11/1/29	7,100,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2015 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Daily Variable/Floating Rate Notes — (Continued)

$4,300,000	New York City, New York, City Transitional Finance Authority Revenue, NYC Recovery, Series 1, Subseries 1D, (SPA: Landesbank Hessen-Thuerigen),
	0.13% due 11/1/22	$4,300,000
730,000	New York City, New York, City Transitional Finance Authority Revenue, NYC Recovery, Series 3, Subseries 3-E, (SPA: Landesbank Baden-Wurttemberg),
	0.13% due 11/1/22	730,000
5,510,000	New York City, New York, City Transitional Finance Authority Revenue, NYC Recovery, Series 3, Subseries 3-F, (SPA: Royal Bank of Canada),
	0.13% due 11/1/22	5,510,000
3,500,000	New York City, New York, General Obligation Unlimited, Series 1, Subseries I-2, (LOC: J.P. Morgan Chase),
	0.13% due 3/1/40	3,500,000
14,000,000	New York City, New York, General Obligation Unlimited, Subseries D-3, (SPA: J.P. Morgan Chase),
	0.13% due 8/1/38	14,000,000
9,500,000	New York City, New York, General Obligation Unlimited, Subseries I-5, (LOC: Bank of New York Mellon),
	0.13% due 4/1/36	9,500,000
19,700,000	New York City, New York, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution, CC-1, (SPA: Bank of Nova Scotia),
	0.13% due 6/15/38	19,700,000
6,590,000	Ohio State Higher Educational Facility Commission, Cleveland Clinic Health System Obligated Group, Revenue Bonds, Series B-1 (SPA: Wells Fargo Bank N.A.),
	0.11% due 1/1/39	6,590,000
5,670,000	Philadelphia, Pennsylvania, Hospitals & Higher Education Facilities Authority Revenue, Childrens Hospital Project, Series A, (SPA: Wells Fargo Bank N.A.),
	0.12% due 2/15/21	5,670,000
7,825,000	Philadelphia, Pennsylvania, Hospitals & Higher Education Facilities Authority Revenue, Childrens Hospital Project, Series B, (SPA: Wells Fargo Bank N.A.),
	0.12% due 7/1/25	7,825,000
2,000,000	Port Arthur, Texas, Navigation District Revenue, Refunding, Texaco Inc. Project,
	0.14% due 10/1/24	2,000,000
1,600,000	Uinta County, Wyoming, Pollution Control Revenue, Chevron USA Inc. Project,
	0.11% due 8/15/20	1,600,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2015 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Daily Variable/Floating Rate Notes — (Continued)

$1,175,000	University of California Regents Medical Center, Pooled Revenue, Series B-2, (SPA: Wells Fargo Bank N.A.),
	0.12% due 5/15/32	$1,175,000
700,000	University of Michigan, University Revenue, Series A, (SPA: Wells Fargo Bank N.A.),
	0.13% due 4/1/38	700,000
14,690,000	University of North Carolina Hospital, Chapel Hill Revenue, Series A, (SPA: Landesbank Hessen-Thuerigen),
	0.14% due 2/15/31	14,690,000
3,000,000	Valdez, Alaska, Marine Terminal Revenue Bonds, ExxonMobil Pipeline Co. Project, Series B,
	0.13% due 12/1/33	3,000,000
7,200,000	Valdez, Alaska, Marine Terminal Revenue, ExxonMobil Corp. Project,
	0.14% due 12/1/29	7,200,000
600,000	Valdez, Alaska, Marine Terminal Revenue, ExxonMobil Pipeline Co. Project,
	0.14% due 10/1/25	600,000
1,425,000	Virginia College Building Authority, Virginia, Educational Facilities Revenue, 21st Century College, Series C, (SPA: Wells Fargo Bank N.A.),
	0.12% due 2/1/26	1,425,000
16,000,000	Washington State Health Care Facilities Authority Revenue, MultiCare Health Systems, Series D, (LOC: Barclays Bank PLC),
	0.13% due 8/15/41	16,000,000
800,000	Wisconsin State Health & Educational Facilities Authority Revenue, Goodwill Industries of North Central Wisconsin, (LOC: Wells Fargo Bank N.A.),
	0.12% due 11/1/25	800,000

	Total Daily Variable/Floating Rate Notes (Amortized Cost $365,540,000)	365,540,000

	Weekly Variable/Floating Rate Notes — 48.1%
14,000,000	Alaska State International Airports Revenue, Series A, (LOC: State Street Bank & Trust Co.),
	0.11% due 10/1/30	14,000,000
1,225,000	Baltimore, Maryland, Industrial Development Authority, Baltimore Capital Acquisition, (LOC: Bayerische Landesbank),
	0.13% due 8/1/16	1,225,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2015 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)

$2,100,000	California State Educational Facilities Authority, Revenue Bonds, Stanford University, Series L,
	0.10% due 10/1/22	$2,100,000
9,000,000	California State General Obligation Unlimited Series A-1, (LOC: Royal Bank of Canada),
	0.07% due 5/1/40	9,000,000
15,000,000	California State General Obligation Unlimited, Series B, (LOC: Barclays Bank PLC),
	0.07% due 5/1/40	15,000,000
800,000	Colorado Educational & Cultural Facility Authority Revenue, Boulder Country Day School, (LOC: Wells Fargo Bank N.A.),
	0.22% due 9/1/26	800,000
2,977,000	Colorado Educational and Cultural Facilities Authority Revenue, Nature Conservancy Project A,
	0.12% due 7/1/27	2,977,000
4,320,000	Colorado Housing and Finance Authority, Revenue Bonds, Class I, (SPA: FHLB),
	0.10% due 4/1/20	4,320,000
12,000,000	Connecticut State Health & Educational Facility Authority Revenue, Yale University, Series U2,
	0.09% due 7/1/33	12,000,000
750,000	Englewood, Colorado, Multi-Family Housing Revenue, Refunding, Marks East Apartments, (FHLMC Insured),
	0.12% due 12/1/34	750,000
10,650,000	Englewood, Colorado, Multi-Family Housing Revenue, Refunding, Marks West Apartments, (FHLMC Insured),
	0.11% due 12/1/26	10,650,000
8,915,000	Guilford County, North Carolina, General Obligations Unlimited, Series B, (SPA: Branch Banking & Trust),
	0.11% due 4/1/27	8,915,000
14,000,000	Illinois State Finance Authority Revenue, Northwestern University, Subseries D,
	0.09% due 12/1/46	14,000,000
6,640,000	Illinois State Finance Authority Revenue, University of Chicago, (LOC: U.S. Bank N.A.),
	0.10% due 7/1/38	6,640,000
9,000,000	Indiana State Finance Authority Revenue, Lease Appropriation, (SPA: Bank of New York Mellon),
	0.14% due 2/1/37	9,000,000
5,170,000	JEA, Florida, Electric System Revenue, Series 3-A, (SPA: Royal Bank of Canada),
	0.09% due 10/1/36	5,170,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2015 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)

$601,000	Kern Water Bank Authority California Revenue, Series A, (LOC: Wells Fargo Bank N.A.),
	0.12% due 7/1/28	$601,000
10,000,000	King County, Washington, General Obligation Limited, Multi-Modal, Series A, (LOC: State Street Bank & Trust Co.),
	0.08% due 1/1/40	10,000,000
6,160,000	Los Angeles, California, Community Redevelopment Agency, Multi-Family Housing Revenue, Forest City South Park II Apts, (FNMA Insured),
	0.11% due 12/15/24	6,160,000
3,000,000	Loudoun County Industrial Development Authority Revenue, Howard Hughes Medical Institute, Series A,
	0.07% due 2/15/38	3,000,000
	Loudoun County Industrial Development Authority Revenue, Howard Hughes Medical Institute, Series B:
2,000,000	0.080% due 2/15/38	2,000,000
12,000,000	0.070% due 10/1/39	12,000,000
6,000,000	Loudoun County Industrial Development Authority Revenue, Howard Hughes Medical Institute, Series C,
	0.07% due 2/15/38	6,000,000
6,400,000	Massachusetts State Health & Educational Facilities Authority Revenue, Amherst College Project, Series F,
	0.10% due 11/1/26	6,400,000
3,755,000	Massachusetts State Health & Educational Facilities Authority Revenue, Amherst College Project, Series I,
	0.10% due 11/1/28	3,755,000
2,610,000	Massachusetts State Health & Educational Facilities Authority Revenue, Boston University Project, Series H, (LOC: State Street Bank & Trust Co.),
	0.07% due 12/1/29	2,610,000
6,200,000	Massachusetts State Water Resource Authority, General Obligations, Series B, (LOC: Landesbank Hessen-Thuerigen),
	0.08% due 8/1/28	6,200,000
5,000,000	New Hampshire Health & Education Facilities Authority Revenue, Dartmouth College, (SPA: J.P. Morgan Chase),
	0.10% due 6/1/32	5,000,000
2,600,000	New Jersey State Educational Facilities Authority Revenue, Refunding, Institute For Advanced Study, Series B, (SPA: Wells Fargo Bank N.A.),
	0.09% due 7/1/31	2,600,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2015 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)

$6,200,000	New York City, New York, City Housing Development Corp., Multi-Family Rental Housing Revenue, 90 Washington Street, Series A, (FNMA Insured),
	0.11% due 2/15/35	$6,200,000
4,900,000	New York City, New York, City Transitional Finance Authority Revenue, Future Tax, Series A-1, (SPA: TD Bank N.A.),
	0.10% due 11/15/28	4,900,000
4,000,000	New York State Dormitory Authority Revenue, Columbia, Series B,
	0.11% due 7/1/28	4,000,000
6,300,000	New York State Housing Finance Agency Revenue, North End, Series A, (FNMA Insured),
	0.09% due 11/15/36	6,300,000
	North Carolina Educational Facilities Finance Agency Revenue, Duke University Project, Series A:
3,000,000	0.110% due 12/1/17	3,000,000
10,300,000	0.110% due 6/1/27	10,300,000
11,115,000	North Carolina Educational Facilities Finance Agency Revenue, Duke University Project, Series B,
	0.11% due 12/1/21	11,115,000
6,500,000	Ohio State University General Receipts,
	0.07% due 12/1/21	6,500,000
8,765,000	Ohio State University, Series B,
	0.07% due 12/1/29	8,765,000
7,000,000	Ohio State University, Series E,
	0.07% due 6/1/35	7,000,000
8,725,000	Ohio State, General Obligation Unlimited, Series C,
	0.08% due 6/15/26	8,725,000
6,500,000	Private Colleges & Universities Authority Georgia Revenue, Emory University, Series B-3,
	0.11% due 9/1/35	6,500,000
5,555,000	Private Colleges & Universities Authority Georgia Revenue, Emory University, Series C-1,
	0.10% due 9/1/36	5,555,000
1,900,000	Private Colleges & Universities Authority Georgia Revenue, Emory University, Series C-5,
	0.10% due 9/1/36	1,900,000
11,750,000	Purdue University, Indiana, Certificate of Participation, Series A,
	0.08% due 7/1/35	11,750,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2015 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)

$6,275,000	Purdue University, Indiana, University Revenues, Student Facilities System, Series A,
	0.10% due 7/1/33	$6,275,000
10,185,000	Purdue University, Indiana, University Revenues, Student Facilities System, Series C,
	0.08% due 7/1/32	10,185,000
10,850,000	Raleigh City, North Carolina, Combined Enterprise System Revenue, Series A, (LOC: Wells Fargo Bank N.A.),
	0.14% due 3/1/35	10,850,000
119,000	Roseville, Minnesota, Commercial Development Revenue, Berger Transfers & Storage, Series F, (LOC: Wells Fargo Bank N.A.),
	0.22% due 12/1/15	119,000
6,925,000	South Dakota Housing Development Authority, Revenue Bonds, Homeownership, Series D, (SPA: Bank of New York Mellon),
	0.10% due 11/1/31	6,925,000
2,655,000	University of North Carolina, Revenue Bonds, Series B,
	0.09% due 12/1/25	2,655,000
8,945,000	University of North Carolina, Revenue Bonds, Series C,
	0.07% due 12/1/25	8,945,000
	University of Texas, University Revenue, Financing System, Series B:
3,005,000	0.100% due 8/1/16	3,005,000
3,470,000	0.110% due 8/1/33	3,470,000
3,985,000	0.080% due 8/1/34	3,985,000
9,800,000	0.100% due 8/1/39	9,800,000
5,840,000	Washington State, Housing Finance Commission, Single Family Program, (SPA: State Street Bank & Trust Co.),
	0.11% due 6/1/48	5,840,000

	Total Weekly Variable/Floating Rate Notes (Amortized Cost $357,437,000)	357,437,000

	TOTAL VARIABLE/FLOATING RATE NOTES (Amortized Cost $722,977,000)	722,977,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2015 — (Unaudited)

Face
Amount	Value

FIXED RATE NOTES* — 2.7%
$20,000,000	Texas State, General Obligation Unlimited, TRANS,
1.50% due 8/31/15	$20,091,770

TOTAL FIXED RATE NOTES (Amortized Cost $20,091,770)	20,091,770

TOTAL INVESTMENTS (Amortized Cost $743,068,770)[2]	100.0%	$743,068,770
OTHER ASSETS IN EXCESS OF LIABILITIES	0.0	194,947

NET ASSETS	100.0%	$743,263,717

* Percentages indicated are based on net assets.
[1] Demand Security; payable upon demand by the Fund with usually no more than thirty (30) calendar day’s notice. The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the final maturity date.
[2] Aggregate cost for federal tax purposes was $743,068,770.
Abbreviations:
DATES — Daily Adjustable Tax-Exempt Securities
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
LOC — Letter of Credit
SPA — Stand-By Purchase Agreement
TRANS — Tax and Revenue Anticipation Notes

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2015 — (Unaudited)

COUPON TYPE

On April 30, 2015, coupon type of the Portfolio was as follows :

	% of
	Net Assets	Value

COUPON TYPE:
Variable/Floating Rate Notes	97.3%	$722,977,000
Fixed Rate Notes	2.7	20,091,770

TOTAL INVESTMENTS	100.0%	$743,068,770

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2015 — (Unaudited)

Face
Amount		Value

AGENCY NOTES* — 11.1%

	Federal Home Loan Bank — 6.1%
$4,500,000	4.125% due 12/13/19	$5,021,784
19,000,000	5.000% due 11/17/17	20,960,306

		25,982,090

	Federal Home Loan Mortgage Corporation — 3.8%
5,000,000	5.125% due 10/18/16	5,338,840
10,000,000	3.750% due 3/27/19	10,920,900

		16,259,740

	Federal National Mortgage Association — 1.2%
5,000,000	5.000% due 5/11/17	5,429,440

		5,429,440

	TOTAL AGENCY NOTES (Cost $47,128,183)	47,671,270

MORTGAGE-BACKED SECURITIES*,1 — 20.2%

	Federal Home Loan Mortgage Corporation — 4.4%
287	# G00807, 9.500% due 3/1/21	290
390,037	# G12342, 5.500% due 8/1/21	422,806
60,088	# J03604, 5.500% due 10/1/21	64,429
39,658	# J03649, 5.500% due 10/1/21	41,881
152,757	# G12442, 6.000% due 11/1/21	168,135
227,174	# J03536, 5.500% due 11/1/21	243,547
115,838	# G18163, 5.500% due 1/1/22	126,832
424,746	# G13396, 5.500% due 12/1/23	465,604
60,861	# D78677, 8.000% due 3/1/27	63,770
279,812	# C00742, 6.500% due 4/1/29	327,290
89,702	# A57845, 7.000% due 2/1/37	103,201
168,816	# A68937, 6.000% due 11/1/37	192,015
82,836	# A68332, 5.500% due 11/1/37	93,361
445,310	# A70446, 5.000% due 12/1/37	494,423
822,651	# A69653, 5.500% due 12/1/37	927,985
774,919	# A73370, 5.000% due 2/1/38	860,384
937,481	# A90421, 4.500% due 12/1/39	1,020,872
929,337	# A92890, 4.500% due 7/1/40	1,012,008
3,642,013	# A97620, 4.500% due 3/1/41	3,972,355
4,616,760	# C03770, 3.500% due 2/1/42	4,839,416
3,161,394	# Q07651, 3.500% due 4/1/42	3,319,298

		18,759,902

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2015 — (Unaudited)

Face
Amount		Value

MORTGAGE-BACKED SECURITIES*,1 — (Continued)

	Federal National Mortgage Association — 14.6%
$1,240	# 535729, 6.500% due 2/1/16	$1,254
3,052	# 535962, 6.500% due 5/1/16	3,100
826	# 595134, 6.500% due 7/1/16	832
8,015	# 596498, 6.000% due 7/1/16	8,145
1,838	# 608777, 6.500% due 10/1/16	1,880
35,389	# 625990, 5.500% due 12/1/16	37,106
4,106	# 643340, 6.500% due 3/1/17	4,168
10,773	# 555016, 6.500% due 10/1/17	11,181
77,976	# 686230, 5.500% due 2/1/18	81,759
118,279	# 254685, 5.000% due 4/1/18	124,249
120,931	# 740449, 5.500% due 9/1/18	126,798
55,407	# 768557, 5.500% due 2/1/19	58,095
64,868	# 255159, 5.500% due 3/1/19	68,968
658	# 313796, 9.500% due 2/1/21	668
1,868	# 125275, 7.000% due 3/1/24	2,092
10,443	# 313795, 9.500% due 1/1/25	11,360
1,885,735	# AH6827, 4.000% due 3/1/26	2,029,438
1,403,968	# AI1657, 4.000% due 4/1/26	1,510,656
2,311,319	# AB3900, 3.000% due 11/1/26	2,422,959
25,632	# 373328, 8.000% due 3/1/27	25,732
2,662,785	# AK4751, 3.000% due 4/1/27	2,796,770
47,293	# 390895, 8.000% due 6/1/27	53,905
6,481,520	# AO0533, 3.000% due 6/1/27	6,794,896
120,187	# 397602, 8.000% due 8/1/27	136,796
2,289	# 499335, 6.500% due 8/1/29	2,637
10,415	# 252806, 7.500% due 10/1/29	12,935
418	# 523497, 7.500% due 11/1/29	481
2,590	# 588945, 7.000% due 6/1/31	2,911
138,233	# 607862, 7.000% due 9/1/31	162,218
14,433	# 656872, 6.500% due 8/1/32	16,630
19,720	# 687575, 7.000% due 2/1/33	20,099
547,834	# 789856, 6.000% due 8/1/34	629,936
205,731	# 820811, 6.000% due 4/1/35	236,514
123,918	# 829202, 5.000% due 7/1/35	138,146
286,960	# 826586, 5.000% due 8/1/35	319,509
57,620	# 867021, 7.000% due 3/1/36	59,617
62,366	# 256216, 7.000% due 4/1/36	69,350
281,599	# 898412, 5.000% due 10/1/36	313,273
90,458	# 910894, 5.000% due 2/1/37	100,679
66,300	# 912456, 6.500% due 3/1/37	76,391
147,414	# 959877, 5.000% due 11/1/37	163,987
1,073,331	#973241, 5.000% due 3/1/38	1,193,997
275,751	# 975593, 5.000% due 6/1/38	306,751

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2015 — (Unaudited)

Face
Amount		Value

MORTGAGE-BACKED SECURITIES*,1 — (Continued)
	Federal National Mortgage Association — (Continued)

$410,351	# 257573, 5.500% due 2/1/39	$463,934
1,239,478	# AD7128, 4.500% due 7/1/40	1,352,847
8,611,259	# AH1568, 4.500% due 12/1/40	9,459,633
4,789,723	# AH6991, 4.000% due 1/1/41	5,135,400
3,359,313	# AH4004, 4.500% due 3/1/41	3,671,317
2,846,555	# AH8351, 4.000% due 3/1/41	3,051,758
1,800,712	# AJ1315, 4.000% due 9/1/41	1,948,202
2,485,524	# AI8779, 4.000% due 11/1/41	2,665,456
5,052,074	# AJ5958, 4.000% due 12/1/41	5,418,570
1,929,946	# AK5070, 3.500% due 3/1/42	2,034,598
6,842,335	# AK5426, 3.500% due 3/1/42	7,179,482

		62,520,065

	Government National Mortgage Association — 1.2%
14,082	# 460389, 7.000% due 5/15/28	14,247
10,360	# 464049, 7.000% due 7/15/28	11,468
15,955	# 476259, 7.000% due 8/15/28	15,955
11,990	# 485264, 7.500% due 2/15/31	12,372
24,164	# 559304, 7.000% due 9/15/31	27,354
37,142	# 570289, 7.000% due 1/15/32	38,298
436,990	# 652486, 5.500% due 4/15/36	496,049
546,878	# 651859, 5.000% due 6/15/36	615,295
421,823	# 782150, 5.500% due 4/15/37	478,538
106,541	# 608508, 6.000% due 8/15/37	121,333
95,855	# 662521, 6.000% due 8/15/37	109,093
235,704	# 677545, 6.000% due 11/15/37	268,257
225,346	# 676291, 6.000% due 12/15/37	256,606
57,316	# 678831, 5.000% due 1/15/38	64,171
212,493	# 685836, 5.500% due 4/15/38	240,090
1,018,853	# 698235, 5.000% due 6/15/39	1,142,589
857,206	# 716655, 5.000% due 8/15/39	961,931

		4,873,646

	TOTAL MORTGAGE-BACKED SECURITIES (Cost $82,911,246)	86,153,613

CORPORATE NOTES* — 45.8%
8,954,000	Amazon.com, Inc.,
	2.600% due 12/5/19	9,128,773
5,000,000	Amazon.com, Inc.,
	4.800% due 12/5/34	5,309,150
7,000,000	American Express Credit Corp.,
	2.250% due 8/15/19	7,087,808

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2015 — (Unaudited)

Face
Amount		Value

CORPORATE NOTES* — (Continued)

$4,050,000	Apple, Inc.,
	1.000% due 5/3/18	$4,028,762
10,000,000	Berkshire Hathaway Finance Corp.,
	4.250% due 1/15/21[2]	11,109,600
10,000,000	Caterpillar Financial Services Corp.,
	7.050% due 10/1/18	11,741,970
10,650,000	Coca-Cola Co. (The),
	3.300% due 9/1/21	11,342,463
17,255,000	General Electric Capital Corp.,
	5.300% due 2/11/21	19,981,860
11,000,000	IBM Corp.,
	8.375% due 11/1/19	14,103,991
8,000,000	Intel Corp.,
	3.300% due 10/1/21	8,464,392
10,000,000	John Deere Capital Corp.,
	3.900% due 7/12/21	10,903,760
12,372,000	Oracle Corp.,
	5.750% due 4/15/18	13,925,230
11,850,000	PepsiCo, Inc.,
	7.900% due 11/1/18	14,273,147
8,114,000	Procter & Gamble Co. (The),
	5.550% due 3/5/37	10,483,669
9,344,000	Toyota Motor Credit Corp.,
	2.000% due 10/24/18	9,525,629
8,379,000	Wachovia Corp.,
	5.750% due 2/1/18	9,344,336
9,335,000	Wal-Mart Stores, Inc.,
	7.550% due 2/15/30	13,769,443
11,000,000	Wells Fargo & Co.,
	4.100% due 6/3/26	11,400,862

	TOTAL CORPORATE NOTES (Cost $187,591,920)	195,924,845

US TREASURY NOTES/BONDS* — 18.0%
10,000,000	U.S. Treasury Bonds,
	7.500% due 11/15/16	11,078,910
12,100,000	U.S. Treasury Bonds,
	6.125% due 8/15/29	17,689,631
5,000,000	U.S. Treasury Bonds,
	3.125% due 11/15/41	5,387,110
15,000,000	U.S. Treasury Notes,
	1.250% due 10/31/18	15,075,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2015 — (Unaudited)

Face
Amount		Value

US TREASURY NOTES/BONDS* — (Continued)

$12,000,000	U.S. Treasury Notes,
	3.750% due 11/15/18	$13,105,308
7,000,000	U.S. Treasury Notes,
	1.375% due 11/30/18	7,061,796
7,500,000	U.S. Treasury Notes,
	1.250% due 10/31/19	7,463,670

	TOTAL US TREASURY NOTES/BONDS (Cost $73,850,842)	76,861,425

MUNICIPAL BONDS* — 1.5%
6,035,000	Mississippi, General Obligation Unlimited, Series C,
	2.227% due 10/1/17	6,217,317

	TOTAL MUNICIPAL BONDS (Cost $6,035,000)	6,217,317

REPURCHASE AGREEMENTS* — 2.5%
10,680,000	With Societe Generale, dated 4/30/15, 0.130%, principal and interest in the amount of $10,680,039, due 5/1/15, (collateralized by a U.S. Treasury Note with a par value of $10,610,000, coupon rate of 2.000%, due 9/30/20, market value of $10,893,605)	10,680,000

	TOTAL REPURCHASE AGREEMENTS (Cost $10,680,000)	10,680,000

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 0.4%
1,864,745	State Street Navigator Securities Lending Prime Portfolio	1,864,745

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $1,864,745)	1,864,745

TOTAL INVESTMENTS (Cost $410,061,936)[3]	99.5%	$425,373,215
OTHER ASSETS IN EXCESS OF LIABILITIES	0.5	2,100,178

NET ASSETS	100.0%	$427,473,393

*	Percentages indicated are based on net assets.
[1]	Represents current face amount at April 30, 2015.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $410,061,936.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2015 — (Unaudited)

SECTOR DIVERSIFICATION

On April 30, 2015, sector diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

SECTOR:
Corporate	45.8%	$195,924,845
Federal National Mortgage Association	15.8	67,949,505
US Treasury Notes/Bonds	14.5	61,786,425
Federal Home Loan Mortgage Corporation	8.2	35,019,642
Federal Home Loan Bank	6.1	25,982,090
US Treasury Bills	3.5	15,075,000
Municipal Bonds	1.5	6,217,317
Government National Mortgage Association	1.2	4,873,646

TOTAL	96.6%	$412,828,470
REPURCHASE AGREEMENTS	2.5	10,680,000
INVESTMENTS OF SECURITY LENDING COLLATERAL	0.4	1,864,745

TOTAL INVESTMENTS	99.5%	$425,373,215

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.4%

	Aerospace & Defense — 6.1%
42,500	Boeing Co. (The)	$6,091,950
46,100	Raytheon Co.	4,794,400

		10,886,350

	Banks — 8.7%
100,100	JPMorgan Chase & Co.	6,332,326
52,400	PNC Financial Services Group, Inc.	4,806,652
82,425	Wells Fargo & Co.	4,541,617

		15,680,595

	Beverages — 2.5%
46,550	PepsiCo, Inc.	4,427,836

	Capital Markets — 4.7%
73,560	Franklin Resources, Inc.	3,792,754
27,000	Northern Trust Corp.	1,975,050
34,000	T Rowe Price Group, Inc.	2,760,120

		8,527,924

	Chemicals — 1.0%
15,110	Monsanto Co.	1,721,936

	Communications Equipment — 1.4%
85,000	Cisco Systems, Inc.	2,450,550

	Consumer Finance — 3.3%
28,420	American Express Co.	2,201,129
64,700	Discover Financial Services	3,750,659

		5,951,788

	Electronic Equipment, Instruments & Components — 1.7%
56,530	Amphenol Corp. — Class A	3,130,066

	Energy Equipment & Services — 4.5%
47,155	Halliburton Co.	2,308,237
60,770	Schlumberger, Ltd.	5,749,450

		8,057,687

	Food & Staples Retailing — 2.9%
67,775	Wal-Mart Stores, Inc.	5,289,839

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Food Products — 1.5%
60,000	Campbell Soup Co.	$2,682,600

	Health Care Equipment & Supplies — 4.5%
43,895	Baxter International, Inc.	3,017,342
68,500	Medtronic PLC	5,099,825

		8,117,167

	Health Care Providers & Services — 4.6%
36,000	Laboratory Corp. of America Holdings[1]	4,304,160
85,000	Patterson Cos., Inc.	3,991,175

		8,295,335

	Insurance — 1.7%
28,600	ACE, Ltd.	3,059,914

	Internet & Catalog Retail — 2.3%
3,270	Priceline Group, Inc. (The)[1]	4,047,639

	IT Services — 9.2%
49,290	Accenture PLC — Class A	4,566,719
28,060	Cognizant Technology Solutions Corp. — Class A1	1,642,632
46,900	Gartner, Inc.[1]	3,891,762
43,000	Global Payments, Inc.	4,312,040
22,500	Mastercard, Inc. — Class A	2,029,725

		16,442,878

	Life Sciences Tools & Services — 2.1%
30,000	Waters Corp.[1]	3,755,700

	Machinery — 3.4%
47,500	Danaher Corp.	3,889,300
18,050	Parker-Hannifin Corp.	2,154,448

		6,043,748

	Media — 1.9%
48,225	Scripps Networks Interactive, Inc. — Class A	3,368,999

	Multi-line Retail — 3.1%
73,890	Dollar Tree, Inc.[1]	5,645,935

	Oil, Gas & Consumable Fuels — 2.8%
44,840	Chevron Corp.	4,979,930

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Pharmaceuticals — 6.7%
58,950	Abbott Laboratories	$2,736,459
49,000	Eli Lilly & Co.	3,521,630
29,710	Johnson & Johnson	2,947,232
77,000	Roche Holding AG, Sponsored ADR	2,762,760

		11,968,081

	Software — 3.6%
149,755	Oracle Corp.	6,532,313

	Specialty Retail — 5.7%
10,985	Advance Auto Parts, Inc.	1,570,855
48,415	Home Depot, Inc.	5,179,437
35,080	Ross Stores, Inc.	3,468,710

		10,219,002

	Technology Hardware, Storage & Peripherals — 7.3%
75,370	Apple, Inc.	9,432,556
37,000	Western Digital Corp.	3,616,380

		13,048,936

	Trading Companies & Distributors — 2.2%
15,605	WW Grainger, Inc.	3,876,750

	TOTAL COMMON STOCKS (Cost $119,427,466)	178,209,498

Face
Amount

REPURCHASE AGREEMENT* — 0.6%
$1,105,032	With State Street Bank and Trust Co., dated 4/30/15, 0.01%, principal and interest in the amount of $1,105,032, due 5/1/15, (collateralized by a FHLMC security with a par value of $1,075,340, coupon rate of 3.500%, due 9/15/40, market value of $1,130,194)	1,105,032

	TOTAL REPURCHASE AGREEMENT (Cost $1,105,032)	1,105,032

TOTAL INVESTMENTS (Cost $120,532,498)[2]	100.0%	$179,314,530
LIABILITIES IN EXCESS OF OTHER ASSETS	0.0	(34,361)

NET ASSETS	100.0%	$179,280,169

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2015 — (Unaudited)

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Aggregate cost for federal tax purposes was $120,562,234.
Abbreviations:
ADR — American Depositary Receipt
FHLMC — Federal Home Loan Mortgage Corporation

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2015 — (Unaudited)

INDUSTRY DIVERSIFICATION

On April 30, 2015, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

INDUSTRIES:
IT Services	9.2%	$16,442,878
Banks	8.7	15,680,595
Technology Hardware, Storage & Peripherals	7.3	13,048,936
Pharmaceuticals	6.7	11,968,081
Aerospace & Defense	6.1	10,886,350
Specialty Retail	5.7	10,219,002
Capital Markets	4.7	8,527,924
Health Care Providers & Services	4.6	8,295,335
Health Care Equipment & Supplies	4.5	8,117,167
Energy Equipment & Services	4.5	8,057,687
Software	3.6	6,532,313
Machinery	3.4	6,043,748
Consumer Finance	3.3	5,951,788
Multi-line Retail	3.1	5,645,935
Food & Staples Retailing	2.9	5,289,839
Oil, Gas & Consumable Fuels	2.8	4,979,930
Beverages	2.5	4,427,836
Internet & Catalog Retail	2.3	4,047,639
Trading Companies & Distributors	2.2	3,876,750
Life Sciences Tools & Services	2.1	3,755,700
Media	1.9	3,368,999
Electronic Equipment, Instruments & Components	1.7	3,130,066
Insurance	1.7	3,059,914
Food Products	1.5	2,682,600
Communications Equipment	1.4	2,450,550
Chemicals	1.0	1,721,936

TOTAL COMMON STOCKS	99.4%	$178,209,498
REPURCHASE AGREEMENTS	0.6	1,105,032

TOTAL INVESTMENTS	100.0%	$179,314,530

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — 97.6%

	Aerospace & Defense — 1.1%
318,735	Orbital ATK, Inc.	$23,318,653

	Airlines — 1.7%
315,995	Air Methods Corp.[1]	14,440,971
526,963	Hawaiian Holdings, Inc.[1]	12,162,306
564,407	Skywest, Inc.	7,704,156

		34,307,433

	Automotive — 6.1%
973,557	American Axle & Manufacturing Holdings, Inc.[1]	24,270,776
298,643	Lithia Motors, Inc. — Class A	29,783,666
434,721	Tenneco Automotive, Inc.[1]	25,409,443
463,946	Thor Industries, Inc.	27,915,631
1,279,506	Wabash National Corp.[1]	17,938,674

		125,318,190

	Banking — 8.3%
399,103	Chemical Financial Corp.	12,332,283
414,629	Euronet Worldwide, Inc.[1]	24,247,504
1,191,831	FirstMerit Corp.	23,085,767
359,832	Lakeland Financial Corp.	14,051,440
434,721	WesBanco, Inc.	13,698,059
1,135,207	Western Alliance Bancorp[1]	35,100,600
2,085,019	Wilshire Bancorp, Inc.	21,996,950
536,095	Wintrust Financial Corp.	26,129,270

		170,641,873

	Building Materials — 1.1%
324,214	ScanSource, Inc.[1]	12,919,928
293,262	US Concrete, Inc.[1]	10,645,410

		23,565,338

	Commercial Services — 8.1%
933,372	AMN Healthcare Services, Inc.[1]	21,290,215
646,602	Cardtronics, Inc.[1]	24,396,293
589,979	Grand Canyon Education, Inc.[1]	26,714,249
883,142	Korn/Ferry International[1]	27,845,467
652,082	MAXIMUS, Inc.	41,739,769
413,716	Myriad Genetics, Inc.[1]	13,665,040
439,288	TrueBlue, Inc.[1]	12,642,709

		168,293,742

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Communications — 3.4%
588,152	ARRIS Group, Inc.[1]	$19,806,018
1,973,598	Iridium Communications, Inc.[1,2]	20,071,492
341,567	Plantronics, Inc.	18,195,274
457,553	Ubiquiti Networks, Inc.	13,072,289

		71,145,073

	Computer Software & Processing — 2.7%
465,003	iGATE Corp.[1]	22,115,543
680,394	MedAssets, Inc.[1]	13,771,175
874,009	Mentor Graphics Corp.	20,915,035

		56,801,753

	Computers & Information — 1.2%
576,280	Electronics for Imaging, Inc.[1]	24,048,164

	Electrical Equipment — 2.6%
281,290	AZZ, Inc.	13,049,043
320,561	EnerSys	21,766,092
189,049	Littelfuse, Inc.	18,524,911

		53,340,046

	Electronics — 5.8%
822,865	Finisar Corp.[1]	16,728,846
1,191,831	Integrated Device Technology, Inc.[1]	21,679,406
649,342	Microsemi Corp.[1]	21,662,049
368,052	Qorvo, Inc.[1]	24,258,307
293,163	Synaptics, Inc.[1,2]	24,836,769
326,041	Tessera Technologies, Inc.[1]	11,773,341

		120,938,718

	Entertainment & Leisure — 1.0%
496,824	Cinemark Holdings, Inc.	21,179,607

	Financial Services — 3.7%
359,832	EPR Properties	20,751,512
783,594	Kite Realty Group Trust	20,530,163
723,318	PennyMac Mortgage Investment Trust	15,153,512
1,579,061	Summit Hotel Properties, Inc.	20,796,233

		77,231,420

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Forest Products & Paper — 3.0%
743,410	Boise Cascade Co.[1]	$25,796,327
1,332,476	Graphic Packaging Holding Co.[1]	18,787,911
610,984	KapStone Paper and Packaging Corp.	17,077,003

		61,661,241

	Health Care Providers — 4.4%
515,090	Acadia Healthcare Co., Inc.[1,2]	35,283,665
445,681	Amsurg Corp.[1]	27,953,112
529,703	VCA, Inc.[1]	26,998,962

		90,235,739

	Heavy Construction — 1.7%
864,876	Primoris Services Corp.	16,631,565
444,767	Ryland Group, Inc. (The)	18,333,296

		34,964,861

	Heavy Machinery — 2.3%
630,163	Brunswick Corp.	31,533,357
1,158,039	Entegris, Inc.[1]	15,413,499

		46,946,856

	Home Construction, Furnishings & Appliances — 2.3%
298,643	Helen of Troy, Ltd.[1]	26,164,113
827,432	La-Z-Boy, Inc.	21,686,993

		47,851,106

	Insurance — 6.3%
876,749	American Equity Investment Life Holding Co.	23,628,385
1,583,628	CNO Financial Group, Inc.	26,921,676
282,204	Horace Mann Educators Corp.	9,586,470
245,672	Molina Healthcare, Inc.[1]	14,551,153
1,706,007	Radian Group, Inc.	30,469,285
560,754	RPX Corp.[1]	8,725,332
216,447	WellCare Health Plans, Inc.[1]	16,759,491

		130,641,792

	Lodging — 0.4%
261,649	Chesapeake Lodging Trust	8,307,356

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Media — Broadcasting & Publishing — 2.1%
390,884	Ryman Hospitality Properties	$22,530,554
711,445	Sinclair Broadcast Group, Inc. — Class A	21,798,675

		44,329,229

	Medical Supplies — 4.5%
329,694	Coherent, Inc.[1]	19,781,640
329,694	Cyberonics, Inc.[1]	20,081,662
994,562	Depomed, Inc.[1,2]	23,133,512
467,599	STERIS Corp.	31,095,333

		94,092,147

	Metals & Mining — 0.4%
260,839	Trimas Corp.[1]	7,347,835

	Oil & Gas — 2.6%
622,857	Oasis Petroleum, Inc.[1,2]	11,174,055
1,065,798	Rosetta Resources, Inc.[1]	24,332,168
1,104,156	Stone Energy Corp.[1]	18,847,943

		54,354,166

	Pharmaceuticals — 4.8%
557,101	Akorn, Inc.[1,2]	23,197,686
456,640	AMAG Pharmaceuticals, Inc.[1,2]	23,274,941
566,307	Emergent Biosolutions, Inc.[1]	16,813,655
720,578	Horizon Pharma PLC[1]	20,262,653
259,372	Lannett Co., Inc.[1,2]	14,913,890

		98,462,825

	Real Estate — 1.1%
1,085,890	Hilltop Holdings, Inc.[1]	21,837,248

	Real Estate Investment Trusts — 2.9%
1,852,132	Ashford Hospitality Trust, Inc.	16,780,316
1,428,370	Brandywine Realty Trust	20,825,635
736,104	DuPont Fabros Technology, Inc.	22,929,639

		60,535,590

	Restaurants — 2.2%
135,165	Buffalo Wild Wings, Inc.[1]	21,531,784
711,445	Texas Roadhouse, Inc.	23,904,552

		45,436,336

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Retailers — 3.0%
482,212	Big Lots, Inc.	$21,974,401
1,295,031	Pier 1 Imports, Inc.	16,382,142
189,049	Stamps.com, Inc.[1]	11,700,242
367,139	Zumiez, Inc.[1]	11,641,978

		61,698,763

	Telecommunications — 1.4%
403,670	j2 Global, Inc.	28,002,588

	Textiles, Clothing & Fabrics — 1.8%
560,754	Iconix Brand Group, Inc.[1,2]	14,753,438
584,499	Steven Madden, Ltd.[1]	22,807,151

		37,560,589

	Transportation — 2.7%
396,364	ArcBest Corp.	14,150,195
254,805	Greenbrier Cos., Inc.	14,699,701
1,114,202	Swift Transportation Co.[1]	26,963,688

		55,813,584

	Water Companies — 0.9%
461,206	American States Water Co.	17,705,698

	TOTAL COMMON STOCKS (Cost $1,770,493,272)	2,017,915,559

Face
Amount

REPURCHASE AGREEMENT* — 3.0%
$61,699,047	With State Street Bank and Trust Co., dated 4/30/15, 0.01%, principal and interest in the amount of $61,699,064, due 5/1/15, (collateralized by FHLMC securities with a par value of $59,888,614, coupon rate of 3.500%, due 9/15/40 — 10/15/40, total market value of $62,935,557)	61,699,047

	TOTAL REPURCHASE AGREEMENT (Cost $61,699,047)	61,699,047

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2015 — (Unaudited)

Shares		Value

INVESTMENT OF SECURITY LENDING COLLATERAL* — 4.3%
88,379,982	State Street Navigator Securities Lending Prime Portfolio	$88,379,982

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $88,379,982)	88,379,982

TOTAL INVESTMENTS (Cost $1,920,572,301)[3]	104.9%	$2,167,994,588
LIABILITIES IN EXCESS OF OTHER ASSETS	(4.9)	(100,878,237)

NET ASSETS	100.0%	$2,067,116,351

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $1,924,734,480.
Abbreviations:
FHLMC — Federal Home Loan Mortgage Corporation

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2015 — (Unaudited)

INDUSTRY DIVERSIFICATION

On April 30, 2015, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

INDUSTRIES:
Banking	8.3%	$170,641,873
Commercial Services	8.1	168,293,742
Insurance	6.3	130,641,792
Automotive	6.1	125,318,190
Electronics	5.8	120,938,718
Pharmaceuticals	4.8	98,462,825
Medical Supplies	4.5	94,092,147
Health Care Providers	4.4	90,235,739
Financial Services	3.7	77,231,420
Communications	3.4	71,145,073
Retailers	3.0	61,698,763
Forest Products & Paper	3.0	61,661,241
Real Estate Investment Trusts	2.9	60,535,590
Computer Software & Processing	2.7	56,801,753
Transportation	2.7	55,813,584
Oil & Gas	2.6	54,354,166
Electrical Equipment	2.6	53,340,046
Home Construction, Furnishings & Appliances	2.3	47,851,106
Heavy Machinery	2.3	46,946,856
Restaurants	2.2	45,436,336
Media — Broadcasting & Publishing	2.1	44,329,229
Textiles, Clothing & Fabrics	1.8	37,560,589
Heavy Construction	1.7	34,964,861
Airlines	1.7	34,307,433
Telecommunications	1.4	28,002,588
Computers & Information	1.2	24,048,164
Building Materials	1.1	23,565,338
Aerospace & Defense	1.1	23,318,653
Real Estate	1.1	21,837,248
Entertainment & Leisure	1.0	21,179,607
Water Companies	0.9	17,705,698
Lodging	0.4	8,307,356
Metals & Mining	0.4	7,347,835

TOTAL COMMON STOCKS	97.6%	$2,017,915,559
REPURCHASE AGREEMENTS	3.0	61,699,047
INVESTMENTS OF SECURITY LENDING COLLATERAL	4.3	88,379,982

TOTAL INVESTMENTS	104.9%	$2,167,994,588

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Mid Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — 97.7%

	Advertising — 3.6%
19,573	Interpublic Group of Cos., Inc. (The)	$407,901
16,266	Outfront Media, Inc.	467,160

		875,061

	Aerospace & Defense — 1.6%
7,554	Spirit AeroSystems Holdings, Inc. — Class A1	384,423

	Airlines — 1.7%
19,761	JetBlue Airways Corp.[1]	405,693

	Automotive — 8.5%
21,256	Gentex Corp.	368,791
3,455	Lear Corp.	383,609
8,633	Penske Auto Group, Inc.	421,377
7,118	Thor Industries, Inc.	428,290
3,574	WABCO Holdings, Inc.[1]	444,784

		2,046,851

	Banking — 3.7%
11,118	East West Bancorp, Inc.	451,280
39,600	Huntington Bancshares, Inc.	430,056

		881,336

	Building Materials — 1.7%
13,949	Quanta Services, Inc.[1]	403,266

	Chemicals — 1.2%
6,890	Axiall Corp.	281,112

	Commercial Services — 2.1%
5,009	Global Payments, Inc.	502,303

	Communications — 3.8%
14,217	CommScope Holding Co., Inc.[1]	419,543
5,999	Harris Corp.	481,360

		900,903

	Computer Software & Processing — 5.5%
8,227	Amdocs, Ltd.	453,061
6,584	Deluxe Corp.	426,314
3,574	F5 Networks, Inc.[1]	436,099

		1,315,474

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Mid Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Computers & Information — 3.0%
39,294	Brocade Communications Systems, Inc.	$444,022
12,593	Pitney Bowes, Inc.	281,706

		725,728

	Containers & Packaging — 2.0%
6,485	Ball Corp.	476,064

	Electric Utilities — 1.8%
12,613	CMS Energy Corp.	427,959

	Electrical Equipment — 1.6%
5,059	Regal Beloit	395,614

	Electronics — 6.0%
5,683	Arrow Electronics, Inc.[1]	339,332
8,979	Avnet, Inc.	382,775
38,403	ON Semiconductor Corp.[1]	442,402
2,980	Skyworks Solutions, Inc.	274,905

		1,439,414

	Financial Services — 3.7%
11,712	LaSalle Hotel Properties	429,713
15,860	RLJ Lodging Trust	470,566

		900,279

	Forest Products & Paper — 3.5%
16,969	Masco Corp.	449,509
6,237	Rock-Tenn Co. — Class A	392,806

		842,315

	Health Care Providers — 4.2%
7,653	Community Health Systems, Inc.[1]	410,813
8,484	Mednax, Inc.[1]	600,498

		1,011,311

	Heavy Construction — 1.5%
19,068	PulteGroup, Inc.	368,012

	Heavy Machinery — 3.9%
10,286	Brunswick Corp.	514,712
4,811	Varian Medical Systems, Inc.[1]	427,457

		942,169

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Mid Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Insurance — 10.1%
14,919	Assured Guaranty, Ltd.	$387,745
5,326	Health Net, Inc.[1]	280,414
8,762	Lincoln National Corp.	494,965
42,541	MGIC Investment Corp.[1]	443,277
26,443	Old Republic International Corp.	404,314
5,346	WellCare Health Plans, Inc.[1]	413,941

		2,424,656

	Miscellaneous — 3.8%
11,880	Corrections Corp. of America	437,065
9,286	Jarden Corp.[1]	475,258

		912,323

	Oil & Gas — 2.8%
5,782	SM Energy Co.	335,182
8,623	Whiting Petroleum Corp.[1]	326,898

		662,080

	Pharmaceuticals — 1.1%
1,584	United Therapeutics Corp.[1]	252,949

	Real Estate — 2.1%
2,970	Jones Lang Lasalle, Inc.	493,198

	Real Estate Investment Trusts — 2.8%
16,414	BioMed Realty Trust, Inc.	340,590
9,187	Omega Healthcare Investors, Inc.	331,559

		672,149

	Restaurants — 1.8%
7,880	Brinker International, Inc.	436,316

	Retailers — 5.2%
2,366	Advance Auto Parts, Inc.	338,338
8,187	Foot Locker, Inc.	486,717
53,768	Rite Aid Corp.[1]	414,551

		1,239,606

	Textiles, Clothing & Fabrics — 1.7%
12,860	Hanesbrands, Inc.	399,689

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Mid Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Transportation — 1.7%
4,415	Expedia, Inc.	$416,025

	TOTAL COMMON STOCKS (Cost $22,123,102)	23,434,278

Face
Amount

REPURCHASE AGREEMENT* — 2.5%
$605,294	With State Street Bank and Trust Co., dated 4/30/15, 0.01%, principal and interest in the amount of $605,294, due 5/1/15, (collateralized by a FHLMC security with a par value of $590,041, coupon rate of 3.500%, due 9/15/40, market value of $620,139)	605,294

	TOTAL REPURCHASE AGREEMENT (Cost $605,294)	605,294

TOTAL INVESTMENTS (Cost $22,728,396)[2]	100.2%	$24,039,572
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.2)	(56,062)

NET ASSETS	100.0%	$23,983,510

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Aggregate cost for federal tax purposes was $22,805,601.
Abbreviations:
FHLMC — Federal Home Loan Mortgage Corporation

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Mid Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2015 — (Unaudited)

INDUSTRY DIVERSIFICATION

On April 30, 2015, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

INDUSTRIES:
Insurance	10.1%	$2,424,656
Automotive	8.5	2,046,851
Electronics	6.0	1,439,414
Computer Software & Processing	5.5	1,315,474
Retailers	5.2	1,239,606
Health Care Providers	4.2	1,011,311
Heavy Machinery	3.9	942,169
Miscellaneous	3.8	912,323
Communications	3.8	900,903
Financial Services	3.7	900,279
Banking	3.7	881,336
Advertising	3.6	875,061
Forest Products & Paper	3.5	842,315
Computers & Information	3.0	725,728
Real Estate Investment Trusts	2.8	672,149
Oil & Gas	2.8	662,080
Commercial Services	2.1	502,303
Real Estate	2.1	493,198
Containers & Packaging	2.0	476,064
Restaurants	1.8	436,316
Electric Utilities	1.8	427,959
Transportation	1.7	416,025
Airlines	1.7	405,693
Building Materials	1.7	403,266
Textiles, Clothing & Fabrics	1.7	399,689
Electrical Equipment	1.6	395,614
Aerospace & Defense	1.6	384,423
Heavy Construction	1.5	368,012
Chemicals	1.2	281,112
Pharmaceuticals	1.1	252,949

TOTAL COMMON STOCKS	97.7%	$23,434,278
REPURCHASE AGREEMENTS	2.5	605,294

TOTAL INVESTMENTS	100.2%	$24,039,572

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — 98.8%

	Airlines — 2.6%
24,445	Delta Air Lines, Inc.	$1,091,225
7,710	FedEx Corp.	1,307,384

		2,398,609

	Apparel Retailers — 1.5%
19,600	Kohl’s Corp.	1,404,340

	Automotive — 2.6%
31,310	General Motors Co.	1,097,729
19,120	PACCAR, Inc.	1,249,492

		2,347,221

	Banking — 9.5%
21,325	Capital One Financial Corp.	1,724,126
51,030	Citigroup, Inc.	2,720,920
20,485	PNC Financial Services Group, Inc.	1,879,089
42,445	Wells Fargo & Co.	2,338,719

		8,662,854

	Beverages, Food & Tobacco — 2.9%
27,675	Archer-Daniels-Midland Co.	1,352,754
32,810	Tyson Foods, Inc. — Class A	1,295,995

		2,648,749

	Chemicals — 0.9%
18,290	Mosaic Co. (The)	804,760

	Computer Software & Processing — 1.4%
21,075	Fidelity National Information Services, Inc.	1,316,977

	Computers & Information — 1.0%
27,180	Hewlett-Packard Co.	896,125

	Electronic Technology — 1.4%
16,545	Lam Research Corp.	1,250,471

	Electronics — 4.2%
7,100	Avago Technologies, Ltd.	829,848
31,270	Broadcom Corp. — Class A	1,382,290
24,000	TE Connectivity, Ltd.	1,597,200

		3,809,338

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Energy — 3.4%
35,320	Exxon Mobil Corp.	$3,085,908

	Entertainment & Leisure — 2.5%
26,555	Time Warner, Inc.	2,241,508

	Financial Services — 13.2%
13,285	Ameriprise Financial, Inc.	1,664,345
166,980	Bank of America Corp.	2,659,991
16,050	Crown Castle International Corp.	1,340,657
9,525	Goldman Sachs Group, Inc. (The)	1,870,901
48,270	JPMorgan Chase & Co.	3,053,560
71,680	Navient Corp.	1,400,627

		11,990,081

	Health Care Providers — 1.2%
14,235	HCA Holdings, Inc.[1]	1,053,532

	Heavy Machinery — 2.1%
16,840	National Oilwell Varco, Inc.	916,265
8,545	Parker-Hannifin Corp.	1,019,931

		1,936,196

	Household Products — 1.9%
11,830	Snap-On, Inc.	1,769,176

	Insurance — 10.5%
36,565	American International Group, Inc.	2,058,244
7,900	Anthem, Inc.	1,192,347
10,375	Cigna Corp.	1,293,140
15,775	Lincoln National Corp.	891,130
16,085	Metlife, Inc.	825,000
20,505	Principal Financial Group, Inc.	1,048,215
8,030	Travelers Cos., Inc. (The)	811,913
34,915	Voya Financial, Inc.	1,478,301

		9,598,290

	Oil & Gas — 6.7%
19,630	Chevron Corp.	2,180,108
22,440	Devon Energy Corp.	1,530,632
15,335	Schlumberger, Ltd.	1,450,844
16,095	Valero Energy Corp.	915,806

		6,077,390

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Pharmaceuticals — 10.6%
5,395	Actavis PLC[1]	$1,526,030
5,647	Amgen, Inc.	891,718
19,865	Cardinal Health, Inc.	1,675,414
28,095	Johnson & Johnson	2,787,024
6,875	McKesson Corp.	1,535,875
35,635	Pfizer, Inc.	1,209,095

		9,625,156

	Producer Manufacturing — 1.9%
33,550	Johnson Controls, Inc.	1,690,249

	Real Estate — 1.9%
10,475	Jones Lang Lasalle, Inc.	1,739,479

	Real Estate Investment Trusts — 1.7%
20,905	Health Care REIT, Inc.	1,505,578

	Retailers — 4.3%
8,845	CVS Health Corp.	878,220
17,810	Express Scripts Holding Co.[1]	1,538,784
25,335	Foot Locker, Inc.	1,506,166

		3,923,170

	Technology — 4.7%
77,040	Cisco Systems, Inc.	2,221,063
63,855	Intel Corp.	2,078,480

		4,299,543

	Telecommunications — 2.1%
55,240	AT&T, Inc.	1,913,514

	Transportation — 2.1%
29,970	CSX Corp.	1,081,617
12,215	Royal Caribbean Cruises, Ltd.	831,353

		1,912,970

	TOTAL COMMON STOCKS (Cost $80,025,406)	89,901,184

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2015 — (Unaudited)

Face
Amount		Value

REPURCHASE AGREEMENT* — 2.0%
$1,832,873	With State Street Bank and Trust Co., dated 4/30/15, 0.01%, principal and interest in the amount of $1,832,874, due 5/1/15, (collateralized by a FHLMC security with a par value of $1,255,570, coupon rate of 3.500%, due 10/15/40, market value of $1,319,145 and by a U.S. Treasury Note with a par value of $555,000, coupon rate of 0.750%, due 3/31/18, market value of $553,324)	$1,832,873

	TOTAL REPURCHASE AGREEMENT (Cost $1,832,873)	1,832,873

TOTAL INVESTMENTS (Cost $81,858,279)[2]	100.8%	$91,734,057
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.8)	(700,385)

NET ASSETS	100.0%	$91,033,672

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Aggregate cost for federal tax purposes was $81,950,687.
Abbreviations:
FHLMC — Federal Home Loan Mortgage Corporation
REIT — Real Estate Investment Trust

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2015 — (Unaudited)

INDUSTRY DIVERSIFICATION

On April 30, 2015, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

INDUSTRIES:
Financial Services	13.2%	$11,990,081
Pharmaceuticals	10.6	9,625,156
Insurance	10.5	9,598,290
Banking	9.5	8,662,854
Oil & Gas	6.7	6,077,390
Technology	4.7	4,299,543
Retailers	4.3	3,923,170
Electronics	4.2	3,809,338
Energy	3.4	3,085,908
Beverages, Food & Tobacco	2.9	2,648,749
Airlines	2.6	2,398,609
Automotive	2.6	2,347,221
Entertainment & Leisure	2.5	2,241,508
Heavy Machinery	2.1	1,936,196
Telecommunications	2.1	1,913,514
Transportation	2.1	1,912,970
Household Products	1.9	1,769,176
Real Estate	1.9	1,739,479
Producer Manufacturing	1.9	1,690,249
Real Estate Investment Trusts	1.7	1,505,578
Apparel Retailers	1.5	1,404,340
Computer Software & Processing	1.4	1,316,977
Electronic Technology	1.4	1,250,471
Health Care Providers	1.2	1,053,532
Computers & Information	1.0	896,125
Chemicals	0.9	804,760

TOTAL COMMON STOCKS	98.8%	$89,901,184
REPURCHASE AGREEMENTS	2.0	1,832,873

TOTAL INVESTMENTS	100.8%	$91,734,057

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.7%

	Auto Components — 1.9%
7,903	Gentherm, Inc.[1]	$416,725
3,380	Tenneco Automotive, Inc.[1,2]	197,561
5,491	Tower International, Inc.[1]	141,997

		756,283

	Banks — 6.5%
8,977	Banner Corp.	405,940
22,049	First Midwest Bancorp, Inc.	377,038
18,559	PrivateBancorp, Inc.	687,982
6,456	Square 1 Financial, Inc. — Class A1	166,952
26,072	Talmer Bancorp, Inc. — Class A	400,987
23,630	United Community Banks, Inc.	439,754
15,641	Wilshire Bancorp, Inc.	165,013

		2,643,666

	Biotechnology — 2.2%
17,804	Emergent Biosolutions, Inc.[1]	528,601
28,986	Sangamo Biosciences, Inc.[1]	358,557

		887,158

	Capital Markets — 1.4%
3,851	Evercore Partners, Inc. — Class A	185,772
7,685	Piper Jaffray Cos.[1]	387,709

		573,481

	Chemicals — 0.9%
8,767	A Schulman, Inc.	372,159

	Commercial Services & Supplies — 0.5%
4,521	HNI Corp.	210,859

	Communications Equipment — 4.9%
11,847	Dycom Industries, Inc.[1]	544,725
7,547	InterDigital, Inc.	412,972
19,459	MasTec, Inc.[1]	349,095
7,422	Plantronics, Inc.	395,370
22,765	Polycom, Inc.[1]	297,083

		1,999,245

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Diversified Consumer Services — 3.0%
7,160	Capella Education Co.	$386,855
7,066	Grand Canyon Education, Inc.[1,2]	319,948
30,639	K12, Inc.[1]	495,433

		1,202,236

	Diversified Telecommunication Services — 0.7%
13,844	Inteliquent, Inc.	263,174

	Electrical Equipment — 0.8%
13,830	Thermon Group Holdings, Inc.[1]	321,824

	Electronic Equipment, Instruments & Components — 1.9%
20,771	Newport Corp.[1]	396,103
5,472	OSI Systems, Inc.[1]	367,773

		763,876

	Energy Equipment & Services — 1.5%
9,500	Forum Energy Technologies, Inc.[1]	220,970
10,206	US Silica Holdings, Inc.	381,194

		602,164

	Food Products — 1.5%
5,323	Cal-Maine Foods, Inc.	237,991
5,105	Sanderson Farms, Inc.	383,488

		621,479

	Gas Utilities — 0.5%
5,713	Piedmont Natural Gas Co., Inc.	213,895

	Health Care Equipment & Supplies — 4.8%
9,782	Anika Therapeutics, Inc.[1,2]	333,762
16,731	Natus Medical, Inc.[1,2]	630,926
8,375	STERIS Corp.	556,937
16,396	SurModics, Inc.[1]	413,507

		1,935,132

	Health Care Providers & Services — 3.1%
6,664	Molina Healthcare, Inc.[1]	394,709
29,213	Select Medical Holdings Corp.	425,049
9,493	US Physical Therapy, Inc.	447,690

		1,267,448

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Health Care Technology — 1.5%
16,568	Omnicell, Inc.[1]	$588,661

	Hotels, Restaurants & Leisure — 3.7%
2,533	Buffalo Wild Wings, Inc.[1,2]	403,507
6,479	Cheesecake Factory, Inc. (The)	324,792
17,367	Interval Leisure Group, Inc.	430,528
18,387	Krispy Kreme Doughnuts, Inc.[1,2]	327,289

		1,486,116

	Household Durables — 2.3%
6,518	Helen of Troy, Ltd.[1]	571,042
13,015	La-Z-Boy, Inc.	341,123

		912,165

	Insurance — 2.6%
4,593	AMERISAFE, Inc.	207,558
11,391	Employers Holdings, Inc.	278,054
3,335	HCI Group, Inc.	145,339
10,600	Montpelier Re Holdings, Ltd.	403,966

		1,034,917

	Internet Software & Services — 1.0%
53,984	DHI Group, Inc.[1]	410,278

	IT Services — 6.1%
7,932	Euronet Worldwide, Inc.[1,2]	463,863
13,486	ExlService Holdings, Inc.[1]	464,323
11,263	Forrester Research, Inc.	391,840
6,545	MAXIMUS, Inc.	418,945
10,315	NeuStar, Inc. — Class A1,2	309,450
8,005	Science Applications International Corp.	401,051

		2,449,472

	Leisure Equipment & Products — 2.7%
10,675	Malibu Boats, Inc. — Class A1	225,990
24,390	Nautilus, Inc.	409,996
32,026	Smith & Wesson Holding Corp.[1]	476,066

		1,112,052

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Life Sciences Tools & Services — 2.2%
9,385	Cambrex Corp.[1]	$361,229
8,341	PAREXEL International Corp.[1,2]	530,279

		891,508

	Machinery — 3.0%
7,315	Altra Industrial Motion Corp.	192,896
18,681	Douglas Dynamics, Inc.	406,312
25,840	Federal Signal Corp.	406,205
7,734	Hillenbrand, Inc.	227,302

		1,232,715

	Marine — 1.1%
11,275	Matson, Inc.	456,638

	Metals & Mining — 2.1%
10,782	Materion Corp.	431,172
14,989	Worthington Industries, Inc.	405,153

		836,325

	Oil, Gas & Consumable Fuels — 1.5%
16,879	Delek US Holdings, Inc.	623,173

	Paper & Forest Products — 1.8%
10,929	Boise Cascade Co.[1]	379,236
14,871	PH Glatfelter Co.	368,801

		748,037

	Personal Products — 0.4%
1,343	USANA Health Sciences, Inc.[1,2]	152,753

	Pharmaceuticals — 1.6%
4,453	Impax Laboratories, Inc.[1]	201,543
7,462	Lannett Co., Inc.[1,2]	429,065

		630,608

	Professional Services — 2.6%
3,938	Insperity, Inc.	189,654
13,014	Korn/Ferry International[1]	410,331
15,983	TrueBlue, Inc.[1]	459,991

		1,059,976

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Real Estate Investment Trusts — 9.8%
23,988	Associated Estates Realty Corp.	$683,658
8,593	Coresite Realty Corp.	413,151
33,076	DiamondRock Hospitality Co.	448,511
13,390	DuPont Fabros Technology, Inc.	417,099
15,929	Healthcare Realty Trust, Inc.	407,782
39,452	Lexington Realty Trust	365,720
8,769	Omega Healthcare Investors, Inc.	316,473
42,093	Strategic Hotels & Resorts, Inc.[1]	492,488
30,821	Summit Hotel Properties, Inc.	405,913

		3,950,795

	Real Estate Management & Development — 1.5%
17,516	Marcus & Millichap, Inc.[1]	619,716

	Road & Rail — 1.7%
12,019	ArcBest Corp.	429,078
6,342	Saia, Inc.[1]	258,437

		687,515

	Semiconductors & Semiconductor Equipment — 5.4%
12,187	CEVA, Inc.[1]	252,271
14,086	Diodes, Inc.[1]	376,378
29,685	Entegris, Inc.[1]	395,107
68,925	Lattice Semiconductor Corp.[1]	408,725
42,166	PMC — Sierra, Inc.[1]	355,460
17,661	Semtech Corp.[1,2]	411,325

		2,199,266

	Software — 3.3%
11,941	EPIQ Systems, Inc.	213,863
14,304	Progress Software Corp.[1]	377,626
22,406	TiVo, Inc.[1]	247,586
19,788	VASCO Data Security International, Inc.[1,2]	503,011

		1,342,086

	Specialty Retail — 4.0%
12,829	Brown Shoe Co., Inc.	381,021
8,508	Finish Line, Inc. (The) — Class A	208,701
14,629	Francesca’s Holdings Corp.[1,2]	247,669
2,742	Outerwall, Inc.[1]	182,151
6,129	Vitamin Shoppe, Inc.[1]	256,683
10,758	Zumiez, Inc.[1,2]	341,136

		1,617,361

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Specialty Retail — (Continued)

	Textiles, Apparel & Luxury Goods — 0.9%
25,375	Vera Bradley, Inc.[1,2]	$361,340

	Water and Sewer — 0.8%
8,251	American States Water Co.	316,756

	TOTAL COMMON STOCKS (Cost $34,106,938)	40,354,308

Face
Amount

REPURCHASE AGREEMENT* — 0.8%
$296,283	With State Street Bank and Trust Co., dated 4/30/15, 0.01%, principal and interest in the amount of $296,283, due 5/1/15, (collateralized by a FHLMC security with a par value of $289,783, coupon rate of 3.500%, due 9/15/40, market value of $304,565)	296,283

	TOTAL REPURCHASE AGREEMENT (Cost $296,283)	296,283

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 12.2%
4,947,512	State Street Navigator Securities Lending Prime Portfolio	4,947,512

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $4,947,512)	4,947,512

TOTAL INVESTMENTS (Cost $39,350,733)[3]	112.7%	$45,598,103
LIABILITIES IN EXCESS OF OTHER ASSETS	(12.7)	(5,122,385)

NET ASSETS	100.0%	$40,475,718

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $39,566,660.
Abbreviations:
FHLMC — Federal Home Loan Mortgage Corporation

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2015 — (Unaudited)

INDUSTRY DIVERSIFICATION

On April 30, 2015, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

INDUSTRIES:
Real Estate Investment Trusts	9.8%	$3,950,795
Banks	6.5	2,643,666
IT Services	6.1	2,449,472
Semiconductors & Semiconductor Equipment	5.4	2,199,266
Communications Equipment	4.9	1,999,245
Health Care Equipment & Supplies	4.8	1,935,132
Specialty Retail	4.0	1,617,361
Hotels, Restaurants & Leisure	3.7	1,486,116
Software	3.3	1,342,086
Health Care Providers & Services	3.1	1,267,448
Machinery	3.0	1,232,715
Diversified Consumer Services	3.0	1,202,236
Leisure Equipment & Products	2.7	1,112,052
Professional Services	2.6	1,059,976
Insurance	2.6	1,034,917
Household Durables	2.3	912,165
Life Sciences Tools & Services	2.2	891,508
Biotechnology	2.2	887,158
Metals & Mining	2.1	836,325
Electronic Equipment, Instruments & Components	1.9	763,876
Auto Components	1.9	756,283
Paper & Forest Products	1.8	748,037
Road & Rail	1.7	687,515
Pharmaceuticals	1.6	630,608
Oil, Gas & Consumable Fuels	1.5	623,173
Food Products	1.5	621,479
Real Estate Management & Development	1.5	619,716
Energy Equipment & Services	1.5	602,164
Health Care Technology	1.5	588,661
Capital Markets	1.4	573,481
Marine	1.1	456,638
Internet Software & Services	1.0	410,278
Chemicals	0.9	372,159
Textiles, Apparel & Luxury Goods	0.9	361,340
Electrical Equipment	0.8	321,824
Water and Sewer	0.8	316,756
Diversified Telecommunication Services	0.7	263,174

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2015 — (Unaudited)

On April 30, 2015, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

Gas Utilities	0.5%	$213,895
Commercial Services & Supplies	0.5	210,859
Personal Products	0.4	152,753

TOTAL COMMON STOCKS	99.7%	$40,354,308
REPURCHASE AGREEMENTS	0.8	296,283
INVESTMENTS OF SECURITY LENDING COLLATERAL	12.2	4,947,512

TOTAL INVESTMENTS	112.7%	$45,598,103

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Core Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — 100.0%

	Aerospace & Defense — 3.9%
70,951	General Dynamics Corp.	$9,742,991
81,647	Honeywell International, Inc.	8,239,815
77,360	Huntington Ingalls Industries, Inc.	10,179,803
57,767	Northrop Grumman Corp.	8,898,429
103,690	Spirit AeroSystems Holdings, Inc. — Class A1	5,276,784

		42,337,822

	Air Freight & Logistics — 0.5%
85,816	CH Robinson Worldwide, Inc.	5,525,692

	Airlines — 1.8%
155,250	Alaska Air Group, Inc.	9,945,315
226,595	Southwest Airlines Co.	9,190,693

		19,136,008

	Auto Components — 1.6%
448,808	Gentex Corp.	7,786,819
90,282	Lear Corp.	10,024,010

		17,810,829

	Automobiles — 0.7%
142,605	Harley-Davidson, Inc.	8,015,827

	Banks — 3.2%
263,318	East West Bancorp, Inc.	10,688,078
116,764	PNC Financial Services Group, Inc.	10,710,762
125,644	SunTrust Banks, Inc.	5,214,226
161,575	Wells Fargo & Co.	8,902,782

		35,515,848

	Beverages — 1.1%
86,327	Coca-Cola Enterprises, Inc.	3,833,782
114,998	Dr Pepper Snapple Group, Inc.	8,576,551

		12,410,333

	Biotechnology — 3.7%
67,059	Amgen, Inc.	10,589,287
81,284	Celgene Corp.[1]	8,783,549
104,755	Gilead Sciences, Inc.[1]	10,528,925
66,804	United Therapeutics Corp.[1,2]	10,667,931

		40,569,692

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Core Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Capital Markets — 2.7%
86,049	Ameriprise Financial, Inc.	$10,780,219
257,303	Bank of New York Mellon Corp.	10,894,209
192,544	Invesco, Ltd.	7,975,172

		29,649,600

	Chemicals — 2.9%
42,289	International Flavors & Fragrances, Inc.	4,852,663
118,571	LyondellBasell Industries N.V. — Class A	12,274,470
110,487	PolyOne Corp.	4,314,517
129,028	Valspar Corp. (The)	10,464,171

		31,905,821

	Commercial Services & Supplies — 0.4%
107,654	Corrections Corp. of America	3,960,591

	Communications Equipment — 2.7%
962,120	Brocade Communications Systems, Inc.	10,871,956
348,506	Cisco Systems, Inc.	10,047,428
417,509	Corning, Inc.	8,738,463

		29,657,847

	Containers & Packaging — 1.9%
147,448	Ball Corp.	10,824,158
166,390	Rock-Tenn Co. — Class A	10,479,242

		21,303,400

	Diversified Financial Services — 1.8%
104,003	CME Group, Inc.	9,454,913
205,129	Nasdaq Stock Market, Inc. (The)	9,975,423

		19,430,336

	Diversified Telecommunication Services — 1.5%
180,784	AT&T, Inc.	6,262,358
192,150	Verizon Communications, Inc.	9,692,046

		15,954,404

	Electric Utilities — 1.6%
185,138	American Electric Power Co., Inc.	10,528,798
95,156	Entergy Corp.	7,344,140

		17,872,938

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Core Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Electronic Equipment, Instruments & Components — 1.5%
205,472	Arrow Electronics, Inc.[1]	$12,268,733
57,177	TE Connectivity, Ltd.	3,805,130

		16,073,863

	Energy Equipment & Services — 3.9%
229,398	Cameron International Corp.[1]	12,575,598
510,825	Ensco PLC — Class A	13,935,306
223,628	Halliburton Co.	10,946,591
283,550	Transocean, Ltd.[2]	5,336,411

		42,793,906

	Food & Staples Retailing — 1.9%
106,681	CVS Health Corp.	10,592,356
135,713	Wal-Mart Stores, Inc.	10,592,400

		21,184,756

	Food Products — 1.9%
225,820	Campbell Soup Co.	10,096,412
189,899	Hormel Foods Corp.	10,321,011

		20,417,423

	Health Care Equipment & Supplies — 0.8%
64,983	Edwards Lifesciences Corp.[1]	8,230,097

	Health Care Providers & Services — 3.4%
52,390	Aetna, Inc.	5,598,919
70,091	Anthem, Inc.	10,578,835
167,582	Centene Corp.[1]	10,388,408
24,954	Humana, Inc.	4,132,383
50,636	Laboratory Corp. of America Holdings[1]	6,054,040

		36,752,585

	Hotels, Restaurants & Leisure — 1.4%
190,000	Hilton Worldwide Holdings, Inc.[1]	5,502,400
119,491	Wyndham Worldwide Corp.	10,204,531

		15,706,931

	Household Durables — 0.9%
45,673	Harman International Industries, Inc.	5,954,846
25,033	Whirlpool Corp.	4,395,795

		10,350,641

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Core Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Household Products — 0.9%
84,968	Kimberly-Clark Corp.	$9,320,140

	Insurance — 3.2%
105,801	Aon PLC	10,181,230
93,419	HCC Insurance Holdings, Inc.	5,321,146
375,361	Progressive Corp. (The)	10,007,125
96,262	Travelers Cos., Inc. (The)	9,733,051

		35,242,552

	Internet Software & Services — 0.5%
64,413	Facebook, Inc. — Class A1	5,073,812

	IT Services — 6.3%
107,368	Accenture PLC — Class A	9,947,645
193,532	Amdocs, Ltd.	10,657,807
73,683	Automatic Data Processing, Inc.	6,229,161
159,335	Cognizant Technology Solutions Corp. — Class A1	9,327,471
154,457	Computer Sciences Corp.	9,954,754
138,053	Paychex, Inc.	6,680,385
127,970	Syntel, Inc.[1]	5,761,209
508,643	Western Union Co. (The)	10,315,280

		68,873,712

	Life Sciences Tools & Services — 2.3%
16,055	Mettler-Toledo International, Inc.[1]	5,089,596
79,250	Thermo Fisher Scientific, Inc.	9,960,140
77,837	Waters Corp.[1]	9,744,414

		24,794,150

	Machinery — 2.6%
119,508	Danaher Corp.	9,785,315
150,172	PACCAR, Inc.	9,813,740
77,658	Parker-Hannifin Corp.	9,269,259

		28,868,314

	Media — 4.6%
187,124	Comcast Corp. — Class A	10,808,282
691,322	News Corp. — Class A1	10,909,061
124,128	Time Warner, Inc.	10,477,645
281,198	Twenty-First Century Fox, Inc. — Class A	9,583,228
80,359	Walt Disney Co. (The)	8,736,630

		50,514,846

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Core Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Multi-line Retail — 0.9%
160,615	Macy’s, Inc.	$10,380,547

	Multi-Utilities — 1.7%
121,606	Consolidated Edison, Inc.	7,484,849
263,700	Public Service Enterprise Group, Inc.	10,954,098

		18,438,947

	Office Electronics — 0.6%
589,910	Xerox Corp.	6,783,965

	Oil, Gas & Consumable Fuels — 5.7%
164,251	ConocoPhillips	11,155,928
119,720	Exxon Mobil Corp.	10,459,936
106,561	Marathon Petroleum Corp.	10,503,718
137,048	Phillips 66	10,869,277
94,199	Tesoro Corp.	8,085,100
191,697	Valero Energy Corp.	10,907,559

		61,981,518

	Pharmaceuticals — 3.1%
44,363	Actavis PLC[1]	12,548,518
165,527	Mylan N.V.[1,2]	11,960,981
267,754	Pfizer, Inc.	9,084,893

		33,594,392

	Professional Services — 0.8%
158,807	Robert Half International, Inc.	8,805,848

	Real Estate Investment Trusts — 2.2%
449,971	Brixmor Property Group, Inc.	10,551,820
231,326	RLJ Lodging Trust	6,863,442
195,385	Weingarten Realty Investors	6,400,813

		23,816,075

	Road & Rail — 0.5%
51,420	Union Pacific Corp.	5,462,347

	Semiconductors & Semiconductor Equipment — 3.4%
641,764	NVIDIA Corp.	14,243,952
132,082	Skyworks Solutions, Inc.	12,184,564
204,917	Texas Instruments, Inc.	11,108,551

		37,537,067

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Core Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Software — 3.8%
321,175	CA, Inc.	$10,203,730
184,195	Electronic Arts, Inc.[1]	10,699,887
412,185	Symantec Corp.	10,273,711
229,543	Synopsys, Inc.[1]	10,760,976

		41,938,304

	Specialty Retail — 3.1%
107,659	Bed Bath & Beyond, Inc.[1,2]	7,585,653
182,323	Foot Locker, Inc.	10,839,102
88,077	Home Depot, Inc.	9,422,478
88,957	Lowe’s Cos., Inc.	6,125,579

		33,972,812

	Technology Hardware, Storage & Peripherals — 3.4%
87,165	Apple, Inc.	10,908,700
202,043	Hewlett-Packard Co.	6,661,358
192,206	Seagate Technology PLC	11,286,336
86,087	Western Digital Corp.	8,414,143

		37,270,537

	Thrifts & Mortgage Finance — 1.0%
610,512	New York Community Bancorp, Inc.	10,494,701

	Tobacco — 1.7%
149,544	Altria Industrial Motion Corp.	7,484,677
144,604	Reynolds American, Inc.	10,599,473

		18,084,150

	TOTAL COMMON STOCKS (Cost $971,937,041)	1,093,815,926

Face
Amount

REPURCHASE AGREEMENT* — 0.7%
$7,663,606	With State Street Bank and Trust Co., dated 4/30/15, 0.01%, principal and interest in the amount of $7,663,608, due 5/1/15, (collateralized by a FHLMC security with a par value of $7,441,051, coupon rate of 3.500%, due 10/15/40, market value of $7,817,821)	7,663,606

	TOTAL REPURCHASE AGREEMENT (Cost $7,663,606)	7,663,606

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Core Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2015 — (Unaudited)

Shares		Value

INVESTMENT OF SECURITY LENDING COLLATERAL* — 3.3%
35,800,230	State Street Navigator Securities Lending Prime Portfolio	$35,800,230

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $35,800,230)	35,800,230

TOTAL INVESTMENTS (Cost $1,015,400,877)[3]	104.0%	$1,137,279,762
LIABILITIES IN EXCESS OF OTHER ASSETS	(4.0)	(43,307,144)

NET ASSETS	100.0%	$1,093,972,618

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $1,015,736,716.
Abbreviations:
FHLMC — Federal Home Loan Mortgage Corporation

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Core Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2015 — (Unaudited)

INDUSTRY DIVERSIFICATION

On April 30, 2015, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

INDUSTRIES:
IT Services	6.3%	$68,873,712
Oil, Gas & Consumable Fuels	5.7	61,981,518
Media	4.6	50,514,846
Energy Equipment & Services	3.9	42,793,906
Aerospace & Defense	3.9	42,337,822
Software	3.8	41,938,304
Biotechnology	3.7	40,569,692
Semiconductors & Semiconductor Equipment	3.4	37,537,067
Technology Hardware, Storage & Peripherals	3.4	37,270,537
Health Care Providers & Services	3.4	36,752,585
Banks	3.2	35,515,848
Insurance	3.2	35,242,552
Specialty Retail	3.1	33,972,812
Pharmaceuticals	3.1	33,594,392
Chemicals	2.9	31,905,821
Communications Equipment	2.7	29,657,847
Capital Markets	2.7	29,649,600
Machinery	2.6	28,868,314
Life Sciences Tools & Services	2.3	24,794,150
Real Estate Investment Trusts	2.2	23,816,075
Containers & Packaging	1.9	21,303,400
Food & Staples Retailing	1.9	21,184,756
Food Products	1.9	20,417,423
Diversified Financial Services	1.8	19,430,336
Airlines	1.8	19,136,008
Multi-Utilities	1.7	18,438,947
Tobacco	1.7	18,084,150
Electric Utilities	1.6	17,872,938
Auto Components	1.6	17,810,829
Electronic Equipment, Instruments & Components	1.5	16,073,863
Diversified Telecommunication Services	1.5	15,954,404
Hotels, Restaurants & Leisure	1.4	15,706,931
Beverages	1.1	12,410,333
Thrifts & Mortgage Finance	1.0	10,494,701
Multi-line Retail	0.9	10,380,547
Household Durables	0.9	10,350,641
Household Products	0.9	9,320,140
Professional Services	0.8	8,805,848
Health Care Equipment & Supplies	0.8	8,230,097
Automobiles	0.7	8,015,827

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Core Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2015 — (Unaudited)

On April 30, 2015, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

Office Electronics	0.6%	$6,783,965
Air Freight & Logistics	0.5	5,525,692
Road & Rail	0.5	5,462,347
Internet Software & Services	0.5	5,073,812
Commercial Services & Supplies	0.4	3,960,591

TOTAL COMMON STOCKS	100.0%	$1,093,815,926
REPURCHASE AGREEMENTS	0.7	7,663,606
INVESTMENTS OF SECURITY LENDING COLLATERAL	3.3	35,800,230

TOTAL INVESTMENTS	104.0%	$1,137,279,762

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.2%

	Aerospace & Defense — 2.5%
42,921	Boeing Co. (The)	$6,152,296
190,621	Honeywell International, Inc.	19,237,471
113,877	Huntington Ingalls Industries, Inc.	14,985,075

		40,374,842

	Airlines — 2.8%
241,542	Alaska Air Group, Inc.	15,473,180
743,400	Southwest Airlines Co.	30,152,304

		45,625,484

	Auto Components — 1.0%
924,243	Gentex Corp.	16,035,616

	Automobiles — 0.9%
251,149	Harley-Davidson, Inc.	14,117,085

	Beverages — 2.0%
435,593	Dr Pepper Snapple Group, Inc.	32,486,526

	Biotechnology — 5.3%
198,682	Amgen, Inc.	31,373,875
51,423	Celgene Corp.[1]	5,556,769
318,962	Gilead Sciences, Inc.[1]	32,058,871
105,583	United Therapeutics Corp.[1]	16,860,549

		85,850,064

	Capital Markets — 2.0%
35,257	Affiliated Managers Group, Inc.[1]	7,972,665
199,923	Ameriprise Financial, Inc.	25,046,354

		33,019,019

	Chemicals — 2.4%
71,184	LyondellBasell Industries N.V. — Class A	7,368,968
195,145	Valspar Corp. (The)	15,826,259
206,672	Westlake Chemical Corp.	16,116,283

		39,311,510

	Commercial Services & Supplies — 0.3%
68,635	Cintas Corp.	5,487,368

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Communications Equipment — 4.9%
1,444,003	Corning, Inc.	$30,222,983
140,416	F5 Networks, Inc.[1]	17,133,560
473,605	Qualcomm, Inc.	32,205,140

		79,561,683

	Containers & Packaging — 3.1%
260,800	Ball Corp.	19,145,328
209,325	Packaging Corp. of America	14,483,197
372,674	Sealed Air Corp.	16,993,934

		50,622,459

	Diversified Consumer Services — 1.0%
545,512	H&R Block, Inc.	16,496,283

	Diversified Telecommunication Services — 1.7%
554,932	Verizon Communications, Inc.	27,990,770

	Electronic Equipment, Instruments & Components — 0.4%
188,915	Flir Systems, Inc.	5,835,584

	Energy Equipment & Services — 4.7%
350,007	Cameron International Corp.[1]	19,187,384
696,058	Halliburton Co.	34,072,039
88,980	Helmerich & Payne, Inc.	6,937,771
289,923	Oceaneering International, Inc.	15,977,656

		76,174,850

	Food & Staples Retailing — 2.1%
414,235	Kroger Co. (The)	28,544,934
74,903	Walgreens Boots Alliance, Inc.	6,211,706

		34,756,640

	Food Products — 2.0%
599,960	Hormel Foods Corp.	32,607,826

	Health Care Equipment & Supplies — 0.4%
57,284	Edwards Lifesciences Corp.[1]	7,255,019

	Health Care Providers & Services — 2.5%
337,392	Centene Corp.[1]	20,914,930
113,703	Laboratory Corp. of America Holdings[1]	13,594,331
28,366	McKesson Corp.	6,336,964

		40,846,225

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Health Care Providers & Services — (Continued)

	Hotels, Restaurants & Leisure — 1.7%
203,394	Brinker International, Inc.	$11,261,926
187,734	Wyndham Worldwide Corp.	16,032,483

		27,294,409

	Household Durables — 1.0%
426,509	Newell Rubbermaid, Inc.	16,262,788

	Insurance — 0.8%
229,887	Marsh & McLennan Cos., Inc.	12,910,454

	Internet & Catalog Retail — 0.5%
271,612	Liberty Media Corp. — Interactive Series A1	7,811,561

	Internet Software & Services — 3.0%
556,758	eBay, Inc.[1]	32,436,721
202,000	Facebook, Inc. — Class A1	15,911,540

		48,348,261

	IT Services — 9.1%
336,610	Accenture PLC — Class A	31,186,917
367,965	Automatic Data Processing, Inc.	31,107,761
548,359	Cognizant Technology Solutions Corp. — Class A1	32,100,936
553,160	Paychex, Inc.	26,767,412
400,262	Visa, Inc. — Class A	26,437,305

		147,600,331

	Life Sciences Tools & Services — 1.8%
46,365	Mettler-Toledo International, Inc.[1]	14,698,169
120,954	Waters Corp.[1]	15,142,231

		29,840,400

	Machinery — 3.1%
111,007	Cummins, Inc.	15,347,828
239,830	PACCAR, Inc.	15,672,890
166,233	Parker-Hannifin Corp.	19,841,571

		50,862,289

	Media — 6.3%
557,577	Comcast Corp. — Class A	32,205,648
1,238,430	Interpublic Group of Cos., Inc. (The)	25,808,881
113,475	Scripps Networks Interactive, Inc. — Class A	7,927,364

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Media — (Continued)

181,890	Twenty-First Century Fox, Inc. — Class A	$6,198,811
350,600	Viacom, Inc. — Class B	24,349,170
62,410	Walt Disney Co. (The)	6,785,215

		103,275,089

	Multi-line Retail — 2.5%
221,643	Dollar General Corp.[1]	16,115,663
379,924	Macy’s, Inc.	24,554,488

		40,670,151

	Oil, Gas & Consumable Fuels — 2.0%
346,447	Phillips 66	27,476,712
81,049	World Fuel Services Corp.	4,498,219

		31,974,931

	Pharmaceuticals — 2.2%
496,276	Mylan N.V.[1]	35,860,904

	Professional Services — 0.7%
191,297	Robert Half International, Inc.	10,607,419

	Real Estate Investment Trusts — 1.1%
336,357	Apartment Investment & Management Co. — Class A	12,690,749
163,099	Omega Healthcare Investors, Inc.	5,886,243

		18,576,992

	Road & Rail — 0.8%
125,021	Union Pacific Corp.	13,280,981

	Semiconductors & Semiconductor Equipment — 4.0%
354,775	Skyworks Solutions, Inc.	32,727,994
609,919	Texas Instruments, Inc.	33,063,709

		65,791,703

	Software — 6.0%
1,155,870	Activision Blizzard, Inc.	26,371,174
832,536	Cadence Design Systems, Inc.[1]	15,526,797
484,991	Electronic Arts, Inc.[1]	28,173,127
634,334	Oracle Corp.	27,669,649

		97,740,747

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Specialty Retail — 3.8%
336,687	Bed Bath & Beyond, Inc.[1]	$23,722,966
424,799	Gap, Inc. (The)	16,839,032
160,004	Home Depot, Inc.	17,117,228
69,367	TJX Cos., Inc. (The)	4,476,946

		62,156,172

	Technology Hardware, Storage & Peripherals — 3.7%
255,856	Apple, Inc.	32,020,378
420,844	NetApp, Inc.	15,255,595
186,985	SanDisk Corp.	12,516,776

		59,792,749

	Textiles, Apparel & Luxury Goods — 0.5%
253,301	Hanesbrands, Inc.	7,872,595

	Tobacco — 2.6%
194,176	Altria Industrial Motion Corp.	9,718,509
443,763	Reynolds American, Inc.	32,527,828

		42,246,337

	TOTAL COMMON STOCKS (Cost $1,486,565,155)	1,615,232,116

Face
Amount

REPURCHASE AGREEMENT* — 1.3%
$20,111,538	With State Street Bank and Trust Co., dated 4/30/15, 0.01%, principal and interest in the amount of $20,111,544, due 5/1/15, (collateralized by a FNMA security with a par value of $19,552,450, coupon rate of 3.034%, due 1/1/42, market value of $20,516,131)	20,111,538

	TOTAL REPURCHASE AGREEMENT (Cost $20,111,538)	20,111,538

TOTAL INVESTMENTS (Cost $1,506,676,693)[2]	100.5%	$1,635,343,654
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.5)	(7,627,958)

NET ASSETS	100.0%	$1,627,715,696

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2015 — (Unaudited)

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Aggregate cost for federal tax purposes was $1,506,811,762.
Abbreviations:
FNMA — Federal National Mortgage Association

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2015 — (Unaudited)

INDUSTRY DIVERSIFICATION

On April 30, 2015, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

INDUSTRIES:
IT Services	9.1%	$147,600,331
Media	6.3	103,275,089
Software	6.0	97,740,747
Biotechnology	5.3	85,850,064
Communications Equipment	4.9	79,561,683
Energy Equipment & Services	4.7	76,174,850
Semiconductors & Semiconductor Equipment	4.0	65,791,703
Specialty Retail	3.8	62,156,172
Technology Hardware, Storage & Peripherals	3.7	59,792,749
Machinery	3.1	50,862,289
Containers & Packaging	3.1	50,622,459
Internet Software & Services	3.0	48,348,261
Airlines	2.8	45,625,484
Tobacco	2.6	42,246,337
Health Care Providers & Services	2.5	40,846,225
Multi-line Retail	2.5	40,670,151
Aerospace & Defense	2.5	40,374,842
Chemicals	2.4	39,311,510
Pharmaceuticals	2.2	35,860,904
Food & Staples Retailing	2.1	34,756,640
Capital Markets	2.0	33,019,019
Food Products	2.0	32,607,826
Beverages	2.0	32,486,526
Oil, Gas & Consumable Fuels	2.0	31,974,931
Life Sciences Tools & Services	1.8	29,840,400
Diversified Telecommunication Services	1.7	27,990,770
Hotels, Restaurants & Leisure	1.7	27,294,409
Real Estate Investment Trusts	1.1	18,576,992
Diversified Consumer Services	1.0	16,496,283
Household Durables	1.0	16,262,788
Auto Components	1.0	16,035,616
Automobiles	0.9	14,117,085
Road & Rail	0.8	13,280,981
Insurance	0.8	12,910,454
Professional Services	0.7	10,607,419
Textiles, Apparel & Luxury Goods	0.5	7,872,595
Internet & Catalog Retail	0.5	7,811,561

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2015 — (Unaudited)

On April 30, 2015, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

Health Care Equipment & Supplies	0.4%	$7,255,019
Electronic Equipment, Instruments & Components	0.4	5,835,584
Commercial Services & Supplies	0.3	5,487,368

TOTAL COMMON STOCKS	99.2%	$1,615,232,116
REPURCHASE AGREEMENTS	1.3	20,111,538

TOTAL INVESTMENTS	100.5%	$1,635,343,654

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — 95.1%

	Aerospace & Defense — 2.6%
91,000	Exelis, Inc.	$2,231,320
5,860	General Dynamics Corp.	804,695
6,560	L-3 Communications Holdings, Inc.	753,809
4,520	Northrop Grumman Corp.	696,261

		4,486,085

	Air Freight & Logistics — 1.6%
17,080	CH Robinson Worldwide, Inc.[1]	1,099,781
34,200	Expeditors International of Washington, Inc.	1,567,386

		2,667,167

	Airlines — 0.9%
38,780	Southwest Airlines Co.	1,572,917

	Auto Components — 1.2%
45,780	Dana Holding Corp.[1]	987,475
4,540	Delphi Automotive PLC	376,820
43,220	Gentex Corp.	749,867

		2,114,162

	Automobiles — 0.5%
57,780	Ford Motor Co.	912,924

	Banks — 4.3%
31,660	Banner Corp.	1,431,665
15,810	East West Bancorp, Inc.	641,728
33,660	Fifth Third Bancorp	673,200
71,620	Huntington Bancshares, Inc.	777,793
77,800	KeyCorp	1,124,210
36,220	PrivateBancorp, Inc.	1,342,675
31,107	SunTrust Banks, Inc.	1,290,941

		7,282,212

	Beverages — 0.2%
7,760	Coca-Cola Enterprises, Inc.	344,622

	Biotechnology — 0.3%
18,700	Acorda Therapeutics, Inc.[1,2]	562,309

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Capital Markets — 2.4%
99,640	Janus Capital Group, Inc.[1]	$1,783,556
37,880	Morgan Stanley	1,413,303
20,520	SEI Investments Co.	936,943

		4,133,802

	Chemicals — 2.9%
34,140	A Schulman, Inc.	1,449,243
22,080	Dow Chemical Co. (The)	1,126,080
11,620	Minerals Technologies, Inc.	787,022
37,540	Mosaic Co. (The)	1,651,760

		5,014,105

	Commercial Services & Supplies — 3.5%
20,160	Cintas Corp.	1,611,792
43,540	Corrections Corp. of America	1,601,837
5,500	Deluxe Corp.	356,125
36,900	Pitney Bowes, Inc.	825,453
39,740	Republic Services, Inc.	1,614,636

		6,009,843

	Communications Equipment — 1.5%
58,940	Cisco Systems, Inc.	1,699,240
40,120	Corning, Inc.	839,712

		2,538,952

	Construction & Engineering — 2.0%
38,200	EMCOR Group, Inc.	1,704,866
58,800	Quanta Services, Inc.[2]	1,699,908

		3,404,774

	Diversified Consumer Services — 2.9%
47,620	American Public Education, Inc.[2]	1,328,122
5,558	Capella Education Co.	300,299
118,815	K12, Inc.[2]	1,921,238
50,300	Service Corp. International[1]	1,392,304

		4,941,963

	Diversified Telecommunication Services — 0.7%
61,820	Inteliquent, Inc.	1,175,198

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Electric Utilities — 2.7%
19,900	American Electric Power Co., Inc.	$1,131,713
21,880	Entergy Corp.	1,688,698
51,400	Exelon Corp.	1,748,628

		4,569,039

	Electrical Equipment — 0.5%
13,440	AO Smith Corp.	858,816

	Electronic Equipment, Instruments & Components — 0.5%
38,800	Jabil Circuit, Inc.	873,776

	Energy Equipment & Services — 4.7%
15,120	Cameron International Corp.[2]	828,878
34,180	Halliburton Co.	1,673,111
143,765	Nabors Industries, Ltd.	2,400,876
12,780	Patterson-UTI Energy, Inc.	285,633
7,840	Schlumberger, Ltd.	741,742
82,795	Superior Energy Services, Inc.	2,111,273

		8,041,513

	Food & Staples Retailing — 1.7%
5,740	CVS Health Corp.	569,924
20,757	Kroger Co. (The)	1,430,365
11,300	Walgreens Boots Alliance, Inc.	937,109

		2,937,398

	Food Products — 3.5%
28,880	Archer-Daniels-Midland Co.	1,411,654
45,040	Cal-Maine Foods, Inc.[1]	2,013,739
6,500	J & J Snack Foods Corp.	678,145
11,580	Pilgrim’s Pride Corp.[1]	286,026
37,780	Tyson Foods, Inc. — Class A	1,492,310

		5,881,874

	Health Care Equipment & Supplies — 1.4%
14,680	Align Technology, Inc.[2]	863,771
30,775	Hill-Rom Holdings, Inc.	1,536,904

		2,400,675

	Health Care Providers & Services — 0.8%
16,120	Omnicare, Inc.	1,418,238

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Health Care Technology — 0.5%
21,560	Omnicell, Inc.[2]	$766,027

	Hotels, Restaurants & Leisure — 1.8%
14,480	Brinker International, Inc.[1]	801,757
14,340	Jack In The Box, Inc.	1,244,282
65,940	Ruth’s Hospitality Group, Inc.	959,427

		3,005,466

	Household Durables — 1.5%
31,320	Newell Rubbermaid, Inc.	1,194,232
71,660	PulteGroup, Inc.	1,383,038

		2,577,270

	Insurance — 4.3%
29,340	American Equity Investment Life Holding Co.	790,713
19,540	Hartford Financial Services Group, Inc. (The)	796,646
19,620	HCC Insurance Holdings, Inc.	1,117,555
27,080	HCI Group, Inc.[1]	1,180,146
18,652	Lincoln National Corp.	1,053,652
26,689	Principal Financial Group, Inc.	1,364,342
28,620	Unum Group	977,659

		7,280,713

	Internet Software & Services — 1.0%
59,920	Blucora, Inc.[2]	819,107
12,660	IAC/InterActiveCorp	883,921

		1,703,028

	IT Services — 5.1%
8,540	Accenture PLC — Class A	791,231
32,920	Amdocs, Ltd.	1,812,904
12,400	Automatic Data Processing, Inc.	1,048,296
47,200	Convergys Corp.	1,070,496
61,260	Genpact, Ltd.[2]	1,339,144
19,220	Paychex, Inc.	930,056
85,220	Western Union Co. (The)[1]	1,728,261

		8,720,388

	Leisure Equipment & Products — 0.3%
36,240	Smith & Wesson Holding Corp.[2]	538,708

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Life Sciences Tools & Services — 1.3%
20,020	Charles River Laboratories International, Inc.[2]	$1,384,583
12,580	PAREXEL International Corp.[2]	799,774

		2,184,357

	Machinery — 3.2%
106,150	Federal Signal Corp.	1,668,678
10,750	Illinois Tool Works, Inc.	1,005,985
34,280	Mueller Industries, Inc.	1,201,171
60,500	Trinity Industries, Inc.[1]	1,638,945

		5,514,779

	Media — 3.7%
25,940	Comcast Corp. — Class A	1,498,294
47,440	Gannett Co., Inc.	1,628,141
73,460	Interpublic Group of Cos., Inc. (The)	1,530,906
31,720	Meredith Corp.	1,650,709

		6,308,050

	Metals & Mining — 1.1%
81,240	Steel Dynamics, Inc.	1,797,841

	Multi-line Retail — 1.0%
25,120	Macy’s, Inc.	1,623,506

	Multi-Utilities — 3.2%
37,380	Ameren Corp.	1,530,337
23,220	Consolidated Edison, Inc.[1]	1,429,191
41,220	Public Service Enterprise Group, Inc.	1,712,279
19,680	Vectren Corp.	849,585

		5,521,392

	Oil, Gas & Consumable Fuels — 2.4%
9,140	Phillips 66	724,893
9,020	Tesoro Corp.	774,187
30,720	Valero Energy Corp.	1,747,968
15,140	World Fuel Services Corp.	840,270

		4,087,318

	Paper & Forest Products — 1.0%
40,126	Domtar Corp.	1,734,246

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Pharmaceuticals — 2.3%
11,620	Lannett Co., Inc.[1,2]	$668,150
18,820	Pfizer, Inc.	638,563
40,020	Sagent Pharmaceuticals, Inc.[1,2]	932,866
213,740	Sciclone Pharmaceuticals, Inc.[2]	1,746,256

		3,985,835

	Professional Services — 1.5%
73,160	Navigant Consulting, Inc.[2]	1,057,894
26,730	Robert Half International, Inc.	1,482,178

		2,540,072

	Real Estate Investment Trusts — 8.1%
38,280	American Assets Trust, Inc.	1,523,544
21,460	Apartment Investment & Management Co. — Class A	809,686
77,340	CBL & Associates Properties, Inc.	1,392,893
22,060	Coresite Realty Corp.	1,060,645
45,100	Corporate Office Properties Trust	1,190,189
66,757	Cousins Properties, Inc.[1]	650,213
18,800	Equity Commonwealth[2]	473,948
15,100	Equity Lifestyle Properties, Inc.	797,582
65,320	Government Properties Income Trust[1]	1,361,269
53,920	Hospitality Properties Trust	1,621,913
63,320	Host Hotels & Resorts, Inc.	1,275,265
94,960	Piedmont Office Realty Trust, Inc. — Class A	1,659,901

		13,817,048

	Road & Rail — 0.3%
14,960	ArcBest Corp.	534,072

	Semiconductors & Semiconductor Equipment — 1.9%
14,740	Altera Corp.	614,363
52,100	Intel Corp.	1,695,855
38,120	NVIDIA Corp.	846,074

		3,156,292

	Software — 0.3%
15,060	PTC, Inc.[2]	577,400

	Specialty Retail — 3.9%
100,600	Express, Inc.[2]	1,639,780
30,400	Foot Locker, Inc.	1,807,280

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Specialty Retail — (Continued)

39,740	Gap, Inc. (The)	$1,575,294
3,680	Home Depot, Inc.	393,686
18,680	TJX Cos., Inc. (The)	1,205,607

		6,621,647

	Technology Hardware, Storage & Peripherals — 1.2%
22,060	EMC Corp.	593,635
42,760	Hewlett-Packard Co.	1,409,797

		2,003,432

	Textiles, Apparel & Luxury Goods — 0.6%
15,080	Unifi, Inc.[2]	532,173
7,280	VF Corp.	527,290

		1,059,463

	Thrifts & Mortgage Finance — 0.3%
29,720	Provident Financial Services, Inc.	534,960

	TOTAL COMMON STOCKS (Cost $147,234,242)	162,335,674

Face
Amount

REPURCHASE AGREEMENT* — 2.5%
$4,232,911	With State Street Bank and Trust Co., dated 4/30/15, 0.01%, principal and interest in the amount of $4,232,912, due 5/1/15, (collateralized by a FHLMC security with a par value of $4,112,250, coupon rate of 3.500%, due 10/15/40, market value of $4,320,470)	4,232,911

	TOTAL REPURCHASE AGREEMENTS (Cost $4,232,911)	4,232,911

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 9.1%
15,437,874	State Street Navigator Securities Lending Prime Portfolio	15,437,874

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $15,437,874)	15,437,874

TOTAL LONG INVESTMENTS (Cost $166,905,027)	106.7%	$182,006,459

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (65.9)%

	Aerospace & Defense — (2.7)%
(18,220)	B/E Aerospace, Inc.	$(1,089,374)
(2,400)	Esterline Technologies Corp.[2]	(267,096)
(7,320)	KLX, Inc.[2]	(306,781)
(6,980)	Precision Castparts Corp.	(1,442,696)
(6,980)	TransDigm Group, Inc.	(1,480,668)

		(4,586,615)

	Banks — (3.5)%
(125,960)	Bancorp, Inc. (The)[2]	(1,226,850)
(36,680)	PacWest Bancorp	(1,654,268)
(8,968)	Texas Capital Bancshares, Inc.[2]	(472,255)
(58,237)	Union Bankshares Corp.	(1,267,237)
(48,695)	Zions BanCorp.	(1,379,773)

		(6,000,383)

	Beverages — (1.6)%
(15,760)	Brown-Forman Corp. — Class B	(1,422,025)
(33,160)	Coca-Cola Co. (The)	(1,344,969)

		(2,766,994)

	Building Products — (0.5)%
(31,540)	USG Corp.[2]	(837,072)

	Capital Markets — (0.6)%
(19,920)	Stifel Financial Corp.[2]	(1,052,573)

	Chemicals — (2.1)%
(13,900)	Airgas, Inc.	(1,407,792)
(29,640)	Balchem Corp.	(1,553,729)
(7,640)	EI du Pont de Nemours & Co.	(559,248)

		(3,520,769)

	Commercial Services & Supplies — (1.8)%
(26,080)	Clean Harbors, Inc.[2]	(1,440,920)
(35,100)	Waste Connections, Inc.	(1,664,091)

		(3,105,011)

	Communications Equipment — (1.8)%
(22,460)	Loral Space & Communications, Inc.	(1,549,740)
(26,260)	Viasat, Inc.[2]	(1,578,751)

		(3,128,491)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Consumer Finance — (1.0)%
(36,220)	First Cash Financial Services, Inc.[2]	$(1,750,875)

	Diversified Telecommunication Services — (0.5)%
(26,900)	Cogent Communications Holdings, Inc.	(941,231)

	Electric Utilities — (1.0)%
(37,600)	Southern Co. (The)	(1,665,680)

	Electrical Equipment — (1.0)%
(45,260)	Franklin Electric Co., Inc.	(1,636,602)

	Food & Staples Retailing — (0.9)%
(18,640)	Pricesmart, Inc.	(1,499,774)

	Food Products — (1.7)%
(13,150)	Hershey Co. (The)	(1,208,748)
(26,480)	Kellogg Co.	(1,676,978)

		(2,885,726)

	Gas Utilities — (1.6)%
(59,340)	Questar Corp.	(1,390,930)
(25,560)	South Jersey Industries, Inc.	(1,348,290)

		(2,739,220)

	Health Care Equipment & Supplies — (1.0)%
(24,580)	Baxter International, Inc.	(1,689,629)

	Health Care Providers & Services — (1.0)%
(65,740)	Capital Senior Living Corp.[2]	(1,720,416)

	Hotels, Restaurants & Leisure — (4.3)%
(38,020)	Bob Evans Farms, Inc.	(1,635,620)
(17,880)	McDonald’s Corp.	(1,726,314)
(7,108)	Panera Bread Co. — Class A2	(1,297,068)
(14,180)	Starwood Hotels & Resorts Worldwide, Inc.	(1,218,771)
(13,260)	Wynn Resorts, Ltd.	(1,472,788)

		(7,350,561)

	Household Durables — (1.0)%
(38,020)	Meritage Homes Corp.[2]	(1,626,115)

	Industrial Conglomerates — (0.6)%
(49,900)	Raven Industries, Inc.	(995,006)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Insurance — (3.7)%
(33,420)	Argo Group International Holdings, Ltd.	$(1,637,246)
(19,620)	Erie Indemnity Co. — Class A	(1,623,555)
(38,020)	Loews Corp.	(1,583,153)
(1,980)	Markel Corp.[2]	(1,466,467)

		(6,310,421)

	Internet & Catalog Retail — (1.3)%
(5,300)	Amazon.Com, Inc.[2]	(2,235,434)

	Internet Software & Services — (0.8)%
(5,144)	Equinix, Inc.	(1,316,504)

	IT Services — (1.1)%
(51,500)	Acxiom Corp.[2]	(899,190)
(9,180)	WEX, Inc.[2]	(1,034,678)

		(1,933,868)

	Leisure Equipment & Products — (0.7)%
(43,650)	Mattel, Inc.	(1,229,184)

	Machinery — (2.2)%
(11,960)	Deere & Co.	(1,082,619)
(33,160)	NN, Inc.	(834,305)
(26,340)	RBC Bearings, Inc.	(1,922,557)

		(3,839,481)

	Marine — (1.0)%
(21,500)	Kirby Corp.[2]	(1,688,395)

	Media — (0.7)%
(35,140)	Discovery Communications, Inc. Series A2	(1,137,130)

	Metals & Mining — (0.4)%
(15,440)	Carpenter Technology Corp.	(667,780)

	Multi-Utilities — (1.6)%
(19,500)	Dominion Resources, Inc.	(1,397,760)
(12,260)	Sempra Energy	(1,301,644)

		(2,699,404)

	Oil, Gas & Consumable Fuels — (3.2)%
(21,760)	Cheniere Energy, Inc.[2]	(1,664,422)
(4,680)	Clayton Williams Energy, Inc.[2]	(260,536)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)
	Oil, Gas & Consumable Fuels — (Continued)

(7,720)	Pioneer Natural Resources Co.	$(1,333,862)
(11,140)	Range Resources Corp.	(708,058)
(29,720)	Williams Cos., Inc. (The)	(1,521,367)

		(5,488,245)

	Pharmaceuticals — (1.8)%
(17,980)	Endo International PLC[2]	(1,511,489)
(8,454)	Perrigo Co. PLC	(1,549,449)

		(3,060,938)

	Professional Services — (1.7)%
(22,360)	Advisory Board Co. (The)[2]	(1,160,260)
(13,800)	IHS, Inc. — Class A2	(1,731,486)

		(2,891,746)

	Real Estate Investment Trusts — (8.3)%
(41,900)	American Campus Communities, Inc.	(1,681,866)
(67,420)	American Homes 4 Rent — Class A	(1,138,724)
(15,220)	American Tower Corp.	(1,438,747)
(11,140)	Boston Properties, Inc.	(1,473,933)
(17,060)	Camden Property Trust	(1,280,865)
(28,100)	EastGroup Properties, Inc.	(1,607,320)
(39,660)	Education Realty Trust, Inc.	(1,333,369)
(68,420)	Inland Real Estate Corp.	(704,042)
(9,000)	Macerich Co. (The)	(735,840)
(27,540)	Plum Creek Timber Co., Inc.	(1,162,188)
(23,580)	Ventas, Inc.	(1,624,662)

		(14,181,556)

	Real Estate Management & Development — (0.7)%
(28,020)	Alexander & Baldwin, Inc.	(1,134,250)

	Road & Rail — (1.0)%
(17,700)	Genesee & Wyoming, Inc. — Class A2	(1,645,215)

	Specialty Retail — (2.5)%
(39,020)	Aaron’s, Inc.	(1,326,680)
(20,620)	Genesco, Inc.[2]	(1,393,706)
(17,920)	Tiffany & Co.	(1,567,641)

		(4,288,027)

	Textiles, Apparel & Luxury Goods — (1.2)%
(25,415)	Oxford Industries, Inc.	(2,019,222)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2015 — (Unaudited)

Shares	Value

COMMON STOCKS SOLD SHORT* — (Continued)

Trading Companies & Distributors — (1.1)%
(19,820)	TAL International Group, Inc.[2]	$(763,863)
(12,340)	United Rentals, Inc.[2]	(1,191,797)

(1,955,660)

Water and Sewer — (0.7)%
(44,480)	Aqua America, Inc.	(1,192,954)

TOTAL COMMON STOCKS SOLD SHORT (Proceeds $(113,416,528))	(112,414,157)

TOTAL SHORT INVESTMENTS (Proceeds $(113,416,528))	(65.9)%	$(112,414,157)

TOTAL INVESTMENTS (Cost $53,488,499)[3]	40.8%	$69,592,302
OTHER ASSETS IN EXCESS OF LIABILITIES	59.2	101,051,262

NET ASSETS	100.0%	$170,643,564

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan. See Note 1.
[2]	Non income-producing security.
[3]	Aggregate cost for federal tax purposes was $54,327,214.
Abbreviations:
FHLMC — Federal Home Loan Mortgage Corporation

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2015 — (Unaudited)

INDUSTRY DIVERSIFICATION

On April 30, 2015, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

INDUSTRIES:
Long Positions:
Real Estate Investment Trusts	8.1%	$13,817,048
IT Services	5.1	8,720,388
Energy Equipment & Services	4.7	8,041,513
Banks	4.3	7,282,212
Insurance	4.3	7,280,713
Specialty Retail	3.9	6,621,647
Media	3.7	6,308,050
Commercial Services & Supplies	3.5	6,009,843
Food Products	3.5	5,881,874
Multi-Utilities	3.2	5,521,392
Machinery	3.2	5,514,779
Chemicals	2.9	5,014,105
Diversified Consumer Services	2.9	4,941,963
Electric Utilities	2.7	4,569,039
Aerospace & Defense	2.6	4,486,085
Capital Markets	2.4	4,133,802
Oil, Gas & Consumable Fuels	2.4	4,087,318
Pharmaceuticals	2.3	3,985,835
Construction & Engineering	2.0	3,404,774
Semiconductors & Semiconductor Equipment	1.9	3,156,292
Hotels, Restaurants & Leisure	1.8	3,005,466
Food & Staples Retailing	1.7	2,937,398
Air Freight & Logistics	1.6	2,667,167
Household Durables	1.5	2,577,270
Professional Services	1.5	2,540,072
Communications Equipment	1.5	2,538,952
Health Care Equipment & Supplies	1.4	2,400,675
Life Sciences Tools & Services	1.3	2,184,357
Auto Components	1.2	2,114,162
Technology Hardware, Storage & Peripherals	1.2	2,003,432
Metals & Mining	1.1	1,797,841
Paper & Forest Products	1.0	1,734,246
Internet Software & Services	1.0	1,703,028
Multi-line Retail	1.0	1,623,506
Airlines	0.9	1,572,917
Health Care Providers & Services	0.8	1,418,238
Diversified Telecommunication Services	0.7	1,175,198
Textiles, Apparel & Luxury Goods	0.6	1,059,463

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2015 — (Unaudited)

On April 30, 2015, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

Automobiles	0.5%	$912,924
Electronic Equipment, Instruments & Components	0.5	873,776
Electrical Equipment	0.5	858,816
Health Care Technology	0.5	766,027
Software	0.3	577,400
Biotechnology	0.3	562,309
Leisure Equipment & Products	0.3	538,708
Thrifts & Mortgage Finance	0.3	534,960
Road & Rail	0.3	534,072
Beverages	0.2	344,622
Short Positions:
Metals & Mining	(0.4)	(667,780)
Building Products	(0.5)	(837,072)
Diversified Telecommunication Services	(0.5)	(941,231)
Industrial Conglomerates	(0.6)	(995,006)
Capital Markets	(0.6)	(1,052,573)
Real Estate Management & Development	(0.7)	(1,134,250)
Media	(0.7)	(1,137,130)
Water and Sewer	(0.7)	(1,192,954)
Leisure Equipment & Products	(0.7)	(1,229,184)
Internet Software & Services	(0.8)	(1,316,504)
Food & Staples Retailing	(0.9)	(1,499,774)
Household Durables	(1.0)	(1,626,115)
Electrical Equipment	(1.0)	(1,636,602)
Road & Rail	(1.0)	(1,645,215)
Electric Utilities	(1.0)	(1,665,680)
Marine	(1.0)	(1,688,395)
Health Care Equipment & Supplies	(1.0)	(1,689,629)
Health Care Providers & Services	(1.0)	(1,720,416)
Consumer Finance	(1.0)	(1,750,875)
IT Services	(1.1)	(1,933,868)
Trading Companies & Distributors	(1.1)	(1,955,660)
Textiles, Apparel & Luxury Goods	(1.2)	(2,019,222)
Internet & Catalog Retail	(1.3)	(2,235,434)
Multi-Utilities	(1.6)	(2,699,404)
Gas Utilities	(1.6)	(2,739,220)
Beverages	(1.6)	(2,766,994)
Food Products	(1.7)	(2,885,726)
Professional Services	(1.7)	(2,891,746)
Pharmaceuticals	(1.8)	(3,060,938)
Commercial Services & Supplies	(1.8)	(3,105,011)
Communications Equipment	(1.8)	(3,128,491)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2015 — (Unaudited)

On April 30, 2015, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

Chemicals	(2.1)%	$(3,520,769)
Machinery	(2.2)	(3,839,481)
Specialty Retail	(2.5)	(4,288,027)
Aerospace & Defense	(2.7)	(4,586,615)
Oil, Gas & Consumable Fuels	(3.2)	(5,488,245)
Banks	(3.5)	(6,000,383)
Insurance	(3.7)	(6,310,421)
Hotels, Restaurants & Leisure	(4.3)	(7,350,561)
Real Estate Investment Trusts	(8.3)	(14,181,556)

TOTAL COMMON STOCKS	29.2%	$49,921,517
REPURCHASE AGREEMENT	2.5	4,232,911
INVESTMENT OF SECURITY LENDING COLLATERAL	9.1	15,437,874

TOTAL INVESTMENTS	40.8%	$69,592,302

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — 124.0%

	Aerospace & Defense — 3.3%
53,515	Exelis, Inc.	$1,312,188
4,860	General Dynamics Corp.	667,375
6,659	Northrop Grumman Corp.	1,025,752
1,644	Vectrus, Inc.[1]	42,021

		3,047,336

	Air Freight & Logistics — 1.7%
8,900	CH Robinson Worldwide, Inc.[2]	573,071
22,920	Expeditors International of Washington, Inc.[2]	1,050,424

		1,623,495

	Airlines — 1.8%
5,740	Alaska Air Group, Inc.	367,704
31,940	Southwest Airlines Co.[2]	1,295,487

		1,663,191

	Auto Components — 1.9%
37,200	Dana Holding Corp.[2]	802,404
55,080	Gentex Corp.[2]	955,638

		1,758,042

	Automobiles — 0.6%
36,020	Ford Motor Co.[2]	569,116

	Banks — 4.6%
18,140	Banner Corp.[2]	820,291
13,280	JPMorgan Chase & Co.	840,093
61,000	KeyCorp	881,450
20,780	SunTrust Banks, Inc.	862,370
82,940	Wilshire Bancorp, Inc.	875,017

		4,279,221

	Beverages — 1.0%
9,700	Coca-Cola Enterprises, Inc.	430,777
4,372	Constellation Brands, Inc.[1]	506,890

		937,667

	Biotechnology — 0.5%
15,080	Acorda Therapeutics, Inc.[1,2]	453,456

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Capital Markets — 3.8%
67,500	Janus Capital Group, Inc.[2]	$1,208,250
32,400	Morgan Stanley	1,208,844
24,620	SEI Investments Co.[3]	1,124,149

		3,541,243

	Chemicals — 2.3%
9,300	A Schulman, Inc.[2]	394,785
8,860	LyondellBasell Industries N.V. — Class A	917,187
11,840	Minerals Technologies, Inc.	801,923

		2,113,895

	Commercial Services & Supplies — 3.0%
14,580	ABM Industries, Inc.	467,289
21,240	Avery Dennison Corp.[2,3]	1,180,732
16,720	Pitney Bowes, Inc.	374,026
18,280	Republic Services, Inc.[2]	742,716

		2,764,763

	Communications Equipment — 2.7%
39,000	Brocade Communications Systems, Inc.	440,700
33,160	Cisco Systems, Inc.	956,003
50,965	Corning, Inc.	1,066,697

		2,463,400

	Construction & Engineering — 2.1%
22,400	EMCOR Group, Inc.	999,712
32,800	Quanta Services, Inc.[1]	948,248

		1,947,960

	Diversified Consumer Services — 1.1%
37,540	Service Corp. International	1,039,107

	Diversified Financial Services — 1.2%
21,420	Citigroup, Inc.[3]	1,142,114

	Diversified Telecommunication Services — 1.9%
105,000	8x8, Inc.[1,2]	916,650
26,160	Inteliquent, Inc.	497,302
7,080	Verizon Communications, Inc.	357,115

		1,771,067

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Electric Utilities — 2.6%
12,900	American Electric Power Co., Inc.	$733,623
9,840	Entergy Corp.	759,451
27,860	Exelon Corp.[2]	947,797

		2,440,871

	Electronic Equipment, Instruments & Components — 1.2%
51,200	Jabil Circuit, Inc.[2,3]	1,153,024

	Energy Equipment & Services — 4.6%
25,450	Halliburton Co.	1,245,778
53,280	Nabors Industries, Ltd.[2]	889,776
5,813	Schlumberger, Ltd.	549,968
56,200	Superior Energy Services, Inc.[2,3]	1,433,100
14,500	Tesco Corp.[2]	186,470

		4,305,092

	Food & Staples Retailing — 2.8%
3,500	CVS Health Corp.	347,515
15,395	Kroger Co. (The)[2]	1,060,870
24,962	Whole Foods Market, Inc.[3]	1,192,185

		2,600,570

	Food Products — 4.6%
15,550	Archer-Daniels-Midland Co.	760,084
31,000	Cal-Maine Foods, Inc.[2]	1,386,010
49,000	Pilgrim’s Pride Corp.[2]	1,210,300
23,440	Tyson Foods, Inc. — Class A2	925,880

		4,282,274

	Health Care Equipment & Supplies — 1.0%
17,890	Hill-Rom Holdings, Inc.	893,427

	Health Care Providers & Services — 2.5%
7,806	Aetna, Inc.	834,228
5,340	Anthem, Inc.	805,966
7,340	Omnicare, Inc.[2]	645,773

		2,285,967

	Health Care Technology — 1.4%
36,100	Omnicell, Inc.[1]	1,282,633

	Hotels, Restaurants & Leisure — 0.6%
6,787	Wyndham Worldwide Corp.[2]	579,610

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Hotels, Restaurants & Leisure — (Continued)

	Household Durables — 1.7%
22,500	Newell Rubbermaid, Inc.	$857,925
36,000	PulteGroup, Inc.[2]	694,800

		1,552,725

	Insurance — 4.6%
12,720	Hartford Financial Services Group, Inc. (The)	518,594
11,720	HCC Insurance Holdings, Inc.	667,571
19,560	HCI Group, Inc.[2]	852,425
12,294	Lincoln National Corp.	694,488
15,400	Principal Financial Group, Inc.[2]	787,248
21,580	Unum Group	737,173

		4,257,499

	Internet Software & Services — 1.9%
70,000	Blucora, Inc.[1,2]	956,900
11,360	IAC/InterActiveCorp	793,155

		1,750,055

	IT Services — 5.9%
4,427	Accenture PLC — Class A	410,161
21,200	Amdocs, Ltd.[3]	1,167,484
7,020	Automatic Data Processing, Inc.	593,471
49,500	Genpact, Ltd.[1]	1,082,070
14,220	Paychex, Inc.	688,106
21,300	Science Applications International Corp.[2]	1,067,130
21,640	Western Union Co. (The)[2]	438,859

		5,447,281

	Life Sciences Tools & Services — 3.3%
14,620	Charles River Laboratories International, Inc.[1,3]	1,011,119
13,320	PAREXEL International Corp.[1,2]	846,819
23,630	PerkinElmer, Inc.[2]	1,211,274

		3,069,212

	Machinery — 3.8%
74,480	Federal Signal Corp.	1,170,826
7,000	Illinois Tool Works, Inc.	655,060
24,880	Mueller Industries, Inc.	871,795
29,180	Trinity Industries, Inc.[2]	790,486

		3,488,167

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Media — 5.1%
20,818	Comcast Corp. — Class A	$1,202,448
30,300	Gannett Co., Inc.[2]	1,039,896
48,000	Interpublic Group of Cos., Inc. (The)	1,000,320
13,800	Omnicom Group, Inc.[2]	1,045,488
20,520	Time, Inc.	468,471

		4,756,623

	Metals & Mining — 1.5%
61,500	Steel Dynamics, Inc.[3]	1,360,995

	Multi-line Retail — 2.0%
12,500	Kohl’s Corp.	895,625
14,740	Macy’s, Inc.[2]	952,646

		1,848,271

	Multi-Utilities — 3.3%
23,780	Ameren Corp.[2]	973,553
28,050	Public Service Enterprise Group, Inc.[2]	1,165,197
21,380	Vectren Corp.[2]	922,975

		3,061,725

	Office Electronics — 0.6%
51,340	Xerox Corp.	590,410

	Oil, Gas & Consumable Fuels — 4.4%
70,000	Cloud Peak Energy, Inc.[1,2]	454,300
25,260	PBF Energy, Inc. — Class A2	716,879
9,837	Tesoro Corp.	844,310
15,840	Valero Energy Corp.	901,296
21,619	World Fuel Services Corp.[2,3]	1,199,854

		4,116,639

	Paper & Forest Products — 1.8%
23,500	Domtar Corp.	1,015,670
14,640	Schweitzer-Mauduit International, Inc.	647,234

		1,662,904

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Pharmaceuticals — 4.6%
19,360	Lannett Co., Inc.[1,2]	$1,113,200
30,000	Pfizer, Inc.	1,017,900
42,200	Sagent Pharmaceuticals, Inc.[1,2]	983,682
135,650	Sciclone Pharmaceuticals, Inc.[1]	1,108,261

		4,223,043

	Professional Services — 1.3%
1,720	Exponent, Inc.	152,409
18,340	Robert Half International, Inc.[2]	1,016,953

		1,169,362

	Real Estate Investment Trusts — 7.7%
15,000	American Assets Trust, Inc.	597,000
17,900	Apartment Investment & Management Co. — Class A	675,367
55,900	CBL & Associates Properties, Inc.[2]	1,006,759
34,840	Chimera Investment Corp.	529,219
38,700	Corporate Office Properties Trust[2]	1,021,293
19,820	Equity Commonwealth[1]	499,662
42,120	Government Properties Income Trust[2]	877,781
35,000	Hospitality Properties Trust[2]	1,052,800
50,560	Piedmont Office Realty Trust, Inc. — Class A	883,789

		7,143,670

	Semiconductors & Semiconductor Equipment — 5.0%
26,880	Intel Corp.	874,944
184,560	Lattice Semiconductor Corp.[1]	1,094,441
9,960	MKS Instruments, Inc.	346,707
55,000	NVIDIA Corp.[2]	1,220,725
95,600	ON Semiconductor Corp.[1,3]	1,101,312

		4,638,129

	Software — 2.0%
10,120	Jack Henry & Associates, Inc.[2]	673,081
48,167	Symantec Corp.	1,200,563

		1,873,644

	Specialty Retail — 4.4%
53,560	Express, Inc.[1]	873,028
17,000	Foot Locker, Inc.[2]	1,010,650

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Specialty Retail — (Continued)

19,440	Gap, Inc. (The)[2]	$770,602
6,300	Home Depot, Inc.	673,974
11,400	TJX Cos., Inc. (The)	735,756

		4,064,010

	Technology Hardware, Storage & Peripherals — 2.9%
33,500	EMC Corp.	901,485
27,200	Hewlett-Packard Co.	896,784
24,600	NetApp, Inc.[2]	891,750

		2,690,019

	Textiles, Apparel & Luxury Goods — 0.9%
22,440	Coach, Inc.[2]	857,432

	Tobacco — 0.5%
6,220	Reynolds American, Inc.	455,926

	TOTAL COMMON STOCKS (Cost $99,915,487)	115,016,282

Face
Amount

REPURCHASE AGREEMENT* — 2.0%
$1,846,102	With State Street Bank and Trust Co., dated 4/30/15, 0.01%, principal and interest in the amount of $1,846,103, due 5/1/15, (collateralized by a FHLMC security with a par value of $1,505,316, coupon rate of 3.500%, due 10/15/40, market value of $1,581,536 and by a U.S. Treasury Note with a par value of $305,000, coupon rate of 0.750%, due 3/31/18, market value of $304,079)	1,846,102

	TOTAL REPURCHASE AGREEMENT (Cost $1,846,102)	1,846,102

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 4.3%
3,988,605	State Street Navigator Securities Lending Prime Portfolio	3,988,605

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $3,988,605)	3,988,605

TOTAL LONG INVESTMENTS (Cost $105,750,194)	130.3%	$120,850,989

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (25.1)%

	Aerospace & Defense — (0.8)%
(3,300)	B/E Aerospace, Inc.	$(197,307)
(6,999)	KLX, Inc.[1]	(293,328)
(1,080)	Precision Castparts Corp.	(223,225)

		(713,860)

	Banks — (0.7)%
(6,680)	PacWest Bancorp	(301,268)
(6,800)	Texas Capital Bancshares, Inc.[1]	(358,088)

		(659,356)

	Beverages — (0.8)%
(960)	Boston Beer Co., Inc. (The) — Class A1	(237,888)
(2,440)	Brown-Forman Corp. — Class B	(220,161)
(5,840)	Coca-Cola Co. (The)	(236,871)

		(694,920)

	Building Products — (0.4)%
(12,380)	NCI Building Systems, Inc.[1]	(191,643)
(7,460)	USG Corp.[1]	(197,988)

		(389,631)

	Chemicals — (1.5)%
(2,500)	Airgas, Inc.	(253,200)
(6,060)	Balchem Corp.	(317,665)
(2,940)	Ecolab, Inc.	(329,221)
(2,540)	EI du Pont de Nemours & Co.	(185,928)
(3,480)	WR Grace & Co.[1]	(336,586)

		(1,422,600)

	Commercial Services & Supplies — (0.7)%
(6,760)	US Ecology, Inc.	(317,111)
(6,880)	Waste Connections, Inc.	(326,181)

		(643,292)

	Communications Equipment — (0.3)%
(4,400)	Loral Space & Communications, Inc.	(303,600)

	Consumer Finance — (0.3)%
(5,200)	First Cash Financial Services, Inc.[1]	(251,368)

	Diversified Telecommunication Services — (0.4)%
(10,220)	Cogent Communications Holdings, Inc.	(357,598)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Electric Utilities — (0.6)%
(3,200)	Cleco Corp.	$(173,920)
(8,320)	Southern Co. (The)	(368,576)

		(542,496)

	Electrical Equipment — (0.3)%
(8,820)	Franklin Electric Co., Inc.	(318,931)

	Food & Staples Retailing — (0.2)%
(2,640)	Pricesmart, Inc.	(212,414)

	Food Products — (0.9)%
(5,280)	General Mills, Inc.	(292,195)
(2,400)	Hershey Co. (The)	(220,608)
(5,400)	Kellogg Co.	(341,982)

		(854,785)

	Gas Utilities — (0.6)%
(7,340)	Questar Corp.	(172,050)
(6,840)	South Jersey Industries, Inc.	(360,810)

		(532,860)

	Health Care Equipment & Supplies — (0.4)%
(5,240)	Baxter International, Inc.	(360,198)

	Health Care Providers & Services — (0.3)%
(11,200)	Capital Senior Living Corp.[1]	(293,104)

	Hotels, Restaurants & Leisure — (0.5)%
(2,600)	McDonald’s Corp.	(251,030)
(2,120)	Wynn Resorts, Ltd.	(235,468)

		(486,498)

	Household Durables — (1.0)%
(4,820)	Lennar Corp. — Class A	(220,756)
(7,900)	MDC Holdings, Inc.	(212,036)
(7,680)	Meritage Homes Corp.[1]	(328,474)
(8,600)	MI Homes, Inc.[1]	(194,016)

		(955,282)

	Industrial Conglomerates — (0.2)%
(11,240)	Raven Industries, Inc.	(224,125)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Insurance — (1.3)%
(2,843)	Arthur J Gallagher & Co.	$(135,981)
(4,640)	Cincinnati Financial Corp.	(234,969)
(3,840)	Erie Indemnity Co. — Class A	(317,760)
(5,700)	Loews Corp.	(237,348)
(4,680)	Mercury General Corp.	(257,119)

		(1,183,177)

	Internet & Catalog Retail — (0.4)%
(840)	Amazon.Com, Inc.[1]	(354,295)

	Leisure Equipment & Products — (0.6)%
(38,040)	Black Diamond, Inc.[1]	(342,741)
(2,880)	Pool Corp.	(186,883)

		(529,624)

	Machinery — (0.8)%
(7,020)	Donaldson Co., Inc.	(262,337)
(3,840)	Graco, Inc.	(275,021)
(2,640)	RBC Bearings, Inc.	(192,694)

		(730,052)

	Marine — (0.3)%
(4,100)	Kirby Corp.[1]	(321,973)

	Media — (0.4)%
(10,420)	Discovery Communications, Inc. Series A1	(337,191)

	Metals & Mining — (0.2)%
(3,460)	Carpenter Technology Corp.	(149,645)

	Multi-Utilities — (1.0)%
(3,500)	Dominion Resources, Inc.	(250,880)
(6,300)	NiSource, Inc.	(273,546)
(3,380)	Sempra Energy	(358,855)

		(883,281)

	Oil, Gas & Consumable Fuels — (0.4)%
(920)	Pioneer Natural Resources Co.	(158,958)
(3,260)	Williams Cos., Inc. (The)	(166,879)

		(325,837)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Professional Services — (0.7)%
(6,800)	Advisory Board Co. (The)[1]	$(352,852)
(2,700)	IHS, Inc. — Class A1	(338,769)

		(691,621)

	Real Estate Investment Trusts — (4.5)%
(6,700)	American Campus Communities, Inc.	(268,938)
(14,800)	American Homes 4 Rent — Class A	(249,972)
(3,860)	American Tower Corp.	(364,886)
(1,580)	AvalonBay Communities, Inc.	(259,657)
(2,700)	Boston Properties, Inc.	(357,237)
(4,480)	Camden Property Trust	(336,358)
(12,040)	CubeSmart	(277,763)
(5,740)	EastGroup Properties, Inc.	(328,328)
(7,120)	Education Realty Trust, Inc.	(239,374)
(1,520)	Essex Property Trust, Inc.	(337,364)
(2,880)	Macerich Co. (The)	(235,469)
(14,620)	NorthStar Realty Finance Corp.	(274,271)
(10,480)	Rayonier, Inc.	(268,183)
(1,940)	Simon Property Group, Inc.	(352,091)

		(4,149,891)

	Real Estate Management & Development — (0.4)%
(8,720)	Alexander & Baldwin, Inc.	(352,986)

	Road & Rail — (0.5)%
(5,720)	Avis Budget Group, Inc.[1]	(309,681)
(1,820)	Genesee & Wyoming, Inc. — Class A1	(169,169)

		(478,850)

	Specialty Retail — (1.3)%
(12,600)	Aaron’s, Inc.	(428,400)
(2,800)	L Brands, Inc.	(250,208)
(14,840)	Sonic Automotive, Inc. — Class A	(346,514)
(2,420)	Tiffany & Co.	(211,702)

		(1,236,824)

	Textiles, Apparel & Luxury Goods — (0.2)%
(2,440)	Oxford Industries, Inc.	(193,858)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Trading Companies & Distributors — (0.9)%
(12,500)	H&E Equipment Services, Inc.	$(309,000)
(3,520)	United Rentals, Inc.[1]	(339,962)
(780)	WW Grainger, Inc.	(193,775)

		(842,737)

	Water and Sewer — (0.3)%
(9,860)	Aqua America, Inc.	(264,445)

	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $(23,756,945))	(23,243,205)

TOTAL SHORT INVESTMENTS (Proceeds $(23,756,945))	(25.1)%	$(23,243,205)

TOTAL INVESTMENTS (Cost $81,993,249)[4]	105.2%	$97,607,784
LIABILITIES IN EXCESS OF OTHER ASSETS	(5.2)	(4,846,070)

NET ASSETS	100.0%	$92,761,714

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	All or a portion of security pledged as collateral for securities sold short. The total market value of collateral is $3,024,116.
[4]	Aggregate cost for federal tax purposes was $82,209,258.
Abbreviations:
FHLMC — Federal Home Loan Mortgage Corporation

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2015 — (Unaudited)

INDUSTRY DIVERSIFICATION

On April 30, 2015, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

INDUSTRIES:
Long Positions:
Real Estate Investment Trusts	7.7%	$7,143,670
IT Services	5.9	5,447,281
Media	5.1	4,756,623
Semiconductors & Semiconductor Equipment	5.0	4,638,129
Energy Equipment & Services	4.6	4,305,092
Food Products	4.6	4,282,274
Banks	4.6	4,279,221
Insurance	4.6	4,257,499
Pharmaceuticals	4.6	4,223,043
Oil, Gas & Consumable Fuels	4.4	4,116,639
Specialty Retail	4.4	4,064,010
Capital Markets	3.8	3,541,243
Machinery	3.8	3,488,167
Life Sciences Tools & Services	3.3	3,069,212
Multi-Utilities	3.3	3,061,725
Aerospace & Defense	3.3	3,047,336
Commercial Services & Supplies	3.0	2,764,763
Technology Hardware, Storage & Peripherals	2.9	2,690,019
Food & Staples Retailing	2.8	2,600,570
Communications Equipment	2.7	2,463,400
Electric Utilities	2.6	2,440,871
Health Care Providers & Services	2.5	2,285,967
Chemicals	2.3	2,113,895
Construction & Engineering	2.1	1,947,960
Software	2.0	1,873,644
Multi-line Retail	2.0	1,848,271
Diversified Telecommunication Services	1.9	1,771,067
Auto Components	1.9	1,758,042
Internet Software & Services	1.9	1,750,055
Airlines	1.8	1,663,191
Paper & Forest Products	1.8	1,662,904
Air Freight & Logistics	1.7	1,623,495
Household Durables	1.7	1,552,725
Metals & Mining	1.5	1,360,995
Health Care Technology	1.4	1,282,633
Professional Services	1.3	1,169,362
Electronic Equipment, Instruments & Components	1.2	1,153,024
Diversified Financial Services	1.2	1,142,114

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2015 — (Unaudited)

On April 30, 2015, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

Diversified Consumer Services	1.1%	$1,039,107
Beverages	1.0	937,667
Health Care Equipment & Supplies	1.0	893,427
Textiles, Apparel & Luxury Goods	0.9	857,432
Office Electronics	0.6	590,410
Hotels, Restaurants & Leisure	0.6	579,610
Automobiles	0.6	569,116
Tobacco	0.5	455,926
Biotechnology	0.5	453,456
Short Positions:
Metals & Mining	(0.2)	(149,645)
Textiles, Apparel & Luxury Goods	(0.2)	(193,858)
Food & Staples Retailing	(0.2)	(212,414)
Industrial Conglomerates	(0.2)	(224,125)
Consumer Finance	(0.3)	(251,368)
Water and Sewer	(0.3)	(264,445)
Health Care Providers & Services	(0.3)	(293,104)
Communications Equipment	(0.3)	(303,600)
Electrical Equipment	(0.3)	(318,931)
Marine	(0.3)	(321,973)
Oil, Gas & Consumable Fuels	(0.4)	(325,837)
Media	(0.4)	(337,191)
Real Estate Management & Development	(0.4)	(352,986)
Internet & Catalog Retail	(0.4)	(354,295)
Diversified Telecommunication Services	(0.4)	(357,598)
Health Care Equipment & Supplies	(0.4)	(360,198)
Building Products	(0.4)	(389,631)
Road & Rail	(0.5)	(478,850)
Hotels, Restaurants & Leisure	(0.5)	(486,498)
Leisure Equipment & Products	(0.6)	(529,624)
Gas Utilities	(0.6)	(532,860)
Electric Utilities	(0.6)	(542,496)
Commercial Services & Supplies	(0.7)	(643,292)
Banks	(0.7)	(659,356)
Professional Services	(0.7)	(691,621)
Beverages	(0.8)	(694,920)
Aerospace & Defense	(0.8)	(713,860)
Machinery	(0.8)	(730,052)
Trading Companies & Distributors	(0.9)	(842,737)
Food Products	(0.9)	(854,785)
Multi-Utilities	(1.0)	(883,281)
Household Durables	(1.0)	(955,282)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2015 — (Unaudited)

On April 30, 2015, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

Insurance	(1.3)%	$(1,183,177)
Specialty Retail	(1.3)	(1,236,824)
Chemicals	(1.5)	(1,422,600)
Real Estate Investment Trusts	(4.5)	(4,149,891)

TOTAL COMMON STOCKS	98.9%	$91,773,077
REPURCHASE AGREEMENT	2.0	1,846,102
INVESTMENT OF SECURITY LENDING COLLATERAL	4.3	3,988,605

TOTAL INVESTMENTS	105.2%	$97,607,784

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2015 — (Unaudited)

Shares		Value

EXCHANGE-TRADED FUNDS* — 3.0%
25,500	SPDR S&P 500 ETF Trust	$5,317,259
30,000	Vanguard S&P 500 ETF	5,733,000

	TOTAL EXCHANGE-TRADED FUNDS (Cost $6,865,843)	11,050,259

	US Treasury Bills — 27.3%
100,000,000	U.S. Treasury Bill,
	0.010% due 7/9/15	100,000,000

	TOTAL US TREASURY BILLS (Cost $99,996,166)	100,000,000

Face
Amount

REPURCHASE AGREEMENT* — 67.2%
$246,530,587	With State Street Bank and Trust Co., dated 4/30/15, 0.01%, principal and interest in the amount of $246,530,655, due 5/1/15, (collateralized by FHLMC securities with a par value of $132,768,618, coupon rate of 3.500%, due 10/15/40 — 2/15/41, total market value of $139,552,638 and by FNMA securities with a par value of $108,341,632, coupon rates of 3.000% — 3.236%, due 11/25/40 — 1/1/42, total market value of $111,910,939)	246,530,587

	TOTAL REPURCHASE AGREEMENT (Cost $246,530,587)	246,530,587

TOTAL INVESTMENTS (Cost $353,392,596)[1]	97.5%	$357,580,846
OTHER ASSETS IN EXCESS OF LIABILITIES	2.5	9,240,365

NET ASSETS[2]	100.0%	$366,821,211

*	Percentages indicated are based on net assets.
[1]	Aggregate cost for federal tax purposes was $353,392,596.
[2]	Cash in the amount of $12,836,209 is held as collateral to secure the open written put options contracts.
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2015 — (Unaudited)

Name of Issuer,
Title of Issue and	Number of
Counterparty	Contracts	Value

WRITTEN OPTIONS
PUTS:
S&P 500 Index
expires May 2015 exercise price $2,050 Goldman Sachs	10	$(11,600)
S&P 500 Index
expires May 2015 exercise price $2,100 Goldman Sachs	1,640	(4,764,200)

		(4,775,800)

TOTAL WRITTEN OPTIONS (Premiums Received $(6,888,834))		$(4,775,800)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2015 — (Unaudited)

SECTOR DIVERSIFICATION

On April 30, 2015, sector diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

SECTOR:
US Treasury Bills	27.3%	$100,000,000
Exchange-Traded Funds	3.0	11,050,259

TOTAL	30.3%	$111,050,259
REPURCHASE AGREEMENTS	67.2	246,530,587

TOTAL INVESTMENTS	97.5%	$357,580,846

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — 55.2%

	Air Freight & Logistics — 1.1%
16,907	Deutsche Post AG, Sponsored ADR	$558,100
36,377	Royal Mail PLC, Unsponsored ADR	522,010

		1,080,110

	Auto Components — 1.2%
13,522	Continental AG, Sponsored ADR	624,716
22,892	Denso Corp., Unsponsored ADR	567,951

		1,192,667

	Automobiles — 3.1%
14,896	Bayerische Motoren Werke AG, Unsponsored ADR	587,349
6,737	Daimler AG, Sponsored ADR	646,617
17,005	Honda Motor Co., Ltd., Sponsored ADR	570,178
4,500	Toyota Motor Corp., Sponsored ADR	625,590
12,573	Volkswagen AG, Sponsored ADR	638,960

		3,068,694

	Banks — 7.6%
17,819	Australia & New Zealand Banking Group, Ltd., Sponsored ADR	475,411
46,550	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	466,431
59,887	Banco Santander SA, Sponsored ADR	450,350
36,319	Barclays PLC, Sponsored ADR	571,661
16,802	BNP Paribas SA, ADR	526,743
9,067	DBS Group Holdings, Ltd., Sponsored ADR	574,848
10,345	HSBC Holdings PLC, Sponsored ADR	513,422
36,910	ING Groep N.V., Sponsored ADR[1]	565,461
94,217	Mitsubishi UFJ Financial Group, Inc., ADR	668,941
34,279	National Australia Bank, Ltd., Sponsored ADR	495,674
41,308	Nordea Bank AB, Sponsored ADR	525,025
68,275	Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	600,137
14,940	United Overseas Bank, Ltd., Sponsored ADR	550,539
17,209	Westpac Banking Corp., Sponsored ADR	496,652

		7,481,295

	Beverages — 0.6%
67,998	Coca-Cola Amatil, Ltd., Sponsored ADR	554,864

	Building Products — 0.6%
4,452	Daikin Industries, Ltd., Unsponsored ADR	602,133

	Capital Markets — 0.6%
70,926	Daiwa Securities Group, Inc., Sponsored ADR	590,104

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Capital Markets — (Continued)

	Chemicals — 2.4%
21,693	Air Liquide SA, Unsponsored ADR	$566,187
32,889	Asahi Kasei Corp., Unsponsored ADR	616,669
5,988	BASF SE, Sponsored ADR	576,944
15,846	Givaudan SA, Unsponsored ADR	595,651

		2,355,451

	Communications Equipment — 0.9%
62,996	Nokia OYJ, Sponsored ADR	414,514
45,285	Telefonaktiebolaget LM Ericsson, Sponsored ADR	494,512

		909,026

	Construction & Engineering — 0.6%
37,614	Vinci SA, Unsponsored ADR	575,118

	Diversified Financial Services — 0.9%
23,955	Hong Kong Exchanges and Clearing, Ltd., Unsponsored ADR	908,613

	Diversified Telecommunication Services — 2.7%
16,327	Nippon Telegraph & Telephone Corp., ADR	549,893
33,605	Orange SA, Sponsored ADR	550,450
35,181	Telefonica SA, Sponsored ADR	533,344
38,566	TeliaSonera AB, Unsponsored ADR	476,676
22,629	Telstra Corp., Ltd., ADR	557,126

		2,667,489

	Electric Utilities — 0.5%
61,529	CLP Holdings, Ltd., Sponsored ADR	538,379

	Electrical Equipment — 0.6%
21,353	Mitsubishi Electric Corp., Unsponsored ADR	554,751

	Energy Equipment & Services — 0.9%
45,223	Subsea 7 SA, Sponsored ADR	500,166
13,278	Tenaris SA, ADR	408,299

		908,465

	Food & Staples Retailing — 1.1%
26,022	Koninklijke Ahold N.V., Sponsored ADR	504,827
27,860	Seven & I Holdings Co., Ltd., Unsponsored ADR	597,597

		1,102,424

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Food Products — 1.7%
7,185	Nestle SA, Sponsored ADR	$557,700
13,682	Unilever N.V.	594,893
13,087	Unilever PLC, Sponsored ADR	573,472

		1,726,065

	Gas Utilities — 0.5%
21,263	Tokyo Gas Co., Ltd., Unsponsored ADR	489,474

	Health Care Equipment & Supplies — 0.8%
22,801	Smith & Nephew PLC, Sponsored ADR	772,726

	Hotels, Restaurants & Leisure — 0.5%
30,463	Compass Group PLC, Sponsored ADR	544,069

	Household Durables — 0.7%
43,454	Sekisui House, Ltd., Sponsored ADR	674,841

	Industrial Conglomerates — 1.6%
20,676	Hutchison Whampoa, Ltd., Unsponsored ADR	606,634
35,225	Keppel Corp., Ltd., Sponsored ADR	461,800
4,675	Siemens AG, Sponsored ADR	508,593

		1,577,027

	Insurance — 3.3%
19,773	AIA Group, Ltd., Sponsored ADR	528,137
33,243	Allianz SE, ADR	571,779
22,880	AXA SA, Sponsored ADR	576,118
27,029	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Unsponsored ADR	526,255
21,885	Sampo OYJ, Unsponsored ADR	528,742
17,289	Zurich Insurance Group AG, ADR[1]	532,847

		3,263,878

	IT Services — 0.7%
16,034	Cap Gemini SA, Unsponsored ADR	711,910

	Machinery — 1.3%
25,788	SKF AB, Sponsored ADR	630,258
45,592	Volvo AB, Sponsored ADR	622,331

		1,252,589

	Media — 0.6%
9,327	Sky PLC, ADR	616,981

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Media — (Continued)

	Metals & Mining — 1.8%
47,867	Anglo American PLC, Unsponsored ADR	$406,869
9,882	BHP Billiton PLC, ADR	477,301
8,779	BHP Billiton, Ltd., Sponsored ADR	450,275
10,720	Rio Tinto PLC, Sponsored ADR	480,149

		1,814,594

	Multi-line Retail — 0.7%
40,173	Marks & Spencer Group PLC, ADR	677,718

	Multi-Utilities — 1.0%
30,873	E.ON SE, Sponsored ADR	478,532
7,163	National Grid PLC, Sponsored ADR	483,001

		961,533

	Oil, Gas & Consumable Fuels — 2.4%
12,124	BP PLC, Sponsored ADR	523,272
12,432	Eni S.p.A., Sponsored ADR	477,761
7,003	Royal Dutch Shell PLC, ADR	452,324
21,947	Statoil ASA, Sponsored ADR	465,935
8,813	Total SA, Sponsored ADR	476,783

		2,396,075

	Personal Products — 0.6%
16,804	L’Oreal SA, Unsponsored ADR	633,175

	Pharmaceuticals — 5.8%
34,603	Astellas Pharma, Inc., Unsponsored ADR	538,077
7,325	AstraZeneca PLC, Sponsored ADR	501,616
3,819	Bayer AG, Sponsored ADR	554,901
35,031	Daiichi Sankyo Co., Ltd., Sponsored ADR	610,590
5,718	Novartis AG, ADR	582,092
14,213	Roche Holding AG, Sponsored ADR	509,962
11,634	Sanofi, ADR	588,099
2,644	Shire PLC, ADR	643,840
24,463	Takeda Pharmaceutical Co., Ltd., Sponsored ADR	628,455
9,631	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	581,905

		5,739,537

	Professional Services — 0.6%
15,754	Adecco SA, Unsponsored ADR[1]	644,023

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Real Estate Investment Trusts — 0.6%
20,665	Unibail-Rodamco SE, Unsponsored ADR	$567,668

	Real Estate Management & Development — 0.7%
29,178	Daiwa House Industry Co., Ltd., Unsponsored ADR	650,086

	Road & Rail — 0.6%
40,540	East Japan Railway Co., Unsponsored ADR	594,316

	Specialty Retail — 0.5%
67,008	Hennes & Mauritz AB, Unsponsored ADR	530,703

	Technology Hardware, Storage & Peripherals — 0.6%
17,520	Canon, Inc., Sponsored ADR	623,712

	Tobacco — 1.1%
4,709	British American Tobacco PLC, Sponsored ADR	518,508
31,845	Japan Tobacco, Inc., Unsponsored ADR	565,886

		1,084,394

	Wireless Telecommunication Services — 1.1%
45,577	KDDI Corp., Unsponsored ADR	538,720
29,213	NTT DOCOMO, Inc., Sponsored ADR	517,363

		1,056,083

	TOTAL COMMON STOCKS (Cost $52,219,744)	54,692,760

EXCHANGE-TRADED FUNDS — 35.3%
38,600	iShares MSCI EAFE ETF	2,567,286
783,000	Vanguard MSCI EAFE ETF	32,392,710

	TOTAL EXCHANGE-TRADED FUNDS (Cost $33,798,400)	34,959,996

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2015 — (Unaudited)

Face
Amount		Value

REPURCHASE AGREEMENT* — 9.8%
$9,682,289	With State Street Bank and Trust Co., dated 4/30/15, 0.01%, principal and interest in the amount of $9,682,292, due 5/1/15, (collateralized by a FNMA security with a par value of $8,892,144, coupon rate of 3.034%, due 1/1/42, market value of $9,330,411 and by a U.S. Treasury Note with a par value of $550,000, coupon rate of 0.750%, due 3/31/18, market value of $548,339)	$9,682,289

	TOTAL REPURCHASE AGREEMENT (Cost $9,682,289)	9,682,289

TOTAL INVESTMENTS (Cost $95,700,433)[2]	100.3%	$99,335,045
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.3)	(284,501)

NET ASSETS[3]	100.0%	$99,050,544

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Aggregate cost for federal tax purposes was $95,808,407.
[3]	Cash in the amount of $742,136 is held as collateral to secure the open written call and put options contracts.
Abbreviations:
ADR — American Depositary Receipt
FNMA — Federal National Mortgage Association

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2015 — (Unaudited)

Name of Issuer,
Title of Issue and	Number of
Counterparty	Contracts	Value

WRITTEN OPTIONS
CALLS:
iShares MSCI EAFE Index Fund
expires May 2015 exercise price $67 Goldman Sachs	11,750	$(810,750)

TOTAL WRITTEN CALL OPTIONS (Premiums Received $(572,297))		$(810,750)

PUTS:
iShares MSCI EAFE Index Fund
expires May 2015 exercise price $63 Goldman Sachs	1,000	(17,500)

TOTAL WRITTEN PUT OPTIONS (Premiums Received $(26,699))		$(17,500)

TOTAL WRITTEN OPTIONS (Premiums Received $(598,996))		$(828,250)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2015 — (Unaudited)

SECTOR DIVERSIFICATION

On April 30, 2015, sector diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

SECTOR:
Common Stocks	55.2%	$54,692,760
Exchange-Traded Funds	35.3	34,959,996

TOTAL	90.5%	$89,652,756
REPURCHASE AGREEMENTS	9.8	9,682,289

TOTAL INVESTMENTS	100.3%	$99,335,045

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.0%

	Japan — 24.3%
54,011	Bank of Yokohama, Ltd. (The), Unsponsored ADR	$1,371,339
12,927	Canon, Inc., Sponsored ADR	460,201
79,285	Daiichi Sankyo Co., Ltd., Sponsored ADR	1,381,938
62,382	Daiwa House Industry Co., Ltd., Unsponsored ADR	1,389,871
39,371	FUJIFILM Holdings Corp., Unsponsored ADR	1,492,948
32,747	Isuzu Motors, Ltd., Unsponsored ADR	433,243
110,047	KDDI Corp., Unsponsored ADR	1,300,756
15,954	Kubota Corp., Sponsored ADR	1,242,019
24,582	Mitsubishi Tanabe Pharma Corp., ADR	416,911
178,550	Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	1,267,705
34,424	MS&AD Insurance Group Holdings, Inc., Unsponsored ADR	490,542
15,587	Nitto Denko Corp., Unsponsored ADR	515,150
67,324	Nomura Holdings, Inc., Sponsored ADR	438,952
36,305	NTT DOCOMO, Inc., Sponsored ADR	642,962
33,100	Panasonic Corp., Sponsored ADR	472,999
37,570	Rohm Co, Ltd., Unsponsored ADR	1,290,154
90,528	Sekisui House, Ltd., Sponsored ADR	1,405,900
14,154	Sony Corp., Sponsored ADR	427,875
25,683	Tokio Marine Holdings, Inc., ADR	1,050,178
15,411	Toray Industries, Inc., Unsponsored ADR	1,336,292
5,984	Toyota Motor Corp., Sponsored ADR	831,896
45,531	Trend Micro, Inc., Sponsored ADR[1]	1,555,794

		21,215,625

	United Kingdom — 14.1%
18,552	Ashtead Group PLC, Unsponsored ADR	1,306,061
29,827	BHP Billiton PLC, ADR	1,440,644
10,403	easyJet PLC, Sponsored ADR	1,146,306
13,356	Imperial Tobacco Group PLC, Sponsored ADR	1,298,604
22,367	ITV PLC, Unsponsored ADR	871,866
58,315	Marks & Spencer Group PLC, ADR	983,774
13,713	National Grid PLC, Sponsored ADR	924,668
215,036	Petrofac, Ltd., Unsponsored ADR	1,425,689
28,497	Unilever PLC, Sponsored ADR	1,248,738
19,426	William Hill PLC, Unsponsored ADR	431,063
10,825	WPP PLC, Sponsored ADR	1,260,355

		12,337,768

	France — 11.5%
20,992	Cap Gemini SA, Unsponsored ADR	932,045
181,785	Credit Agricole SA, Unsponsored ADR	1,403,380
212,937	Electricite de France SA, Unsponsored ADR	1,075,332
10,473	Essilor International SA, Unsponsored ADR	634,664

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	France — (Continued)

14,802	GDF Suez, Sponsored ADR	$300,333
58,148	Orange SA, Sponsored ADR	952,464
79,799	Renault SA, Unsponsored ADR[1]	1,678,971
23,943	Total SA, Sponsored ADR	1,295,316
5,547	Valeo SA, Sponsored ADR	444,154
61,033	Veolia Environnement SA, ADR	1,285,355

		10,002,014

	Switzerland — 7.9%
40,683	Actelion, Ltd., Unsponsored ADR[1]	1,343,760
31,577	Adecco SA, Unsponsored ADR[1]	1,290,868
17,511	Givaudan SA, Unsponsored ADR	658,238
16,279	Nestle SA, Sponsored ADR	1,263,576
206,855	Wolseley PLC, ADR	1,228,719
37,142	Zurich Insurance Group AG, ADR[1]	1,144,716

		6,929,877

	Germany — 7.4%
75,212	Allianz SE, Sponsored ADR	1,293,646
8,773	Bayer AG, Sponsored ADR	1,274,717
32,491	Bayerische Motoren Werke AG, Unsponsored ADR	1,281,120
14,018	Daimler AG, Sponsored ADR	1,345,448
48,813	Deutsche Telekom AG, Sponsored ADR	896,695
18,387	Muenchener Rueckversicherungs-Gesellschaft AG, Unsponsored ADR	357,995

		6,449,621

	Australia — 6.5%
110,329	AGL Energy, Ltd., Unsponsored ADR	1,328,361
22,513	Macquarie Group, Ltd., ADR	1,383,649
77,650	Newcrest Mining, Ltd., Sponsored ADR[1]	865,021
35,040	Westpac Banking Corp., Sponsored ADR	1,011,254
38,150	Woodside Petroleum, Ltd., Sponsored ADR	1,060,952

		5,649,237

	Hong Kong — 4.7%
51,652	AIA Group, Ltd., Sponsored ADR	1,379,625
18,090	BOC Hong Kong Holdings, Ltd., Sponsored ADR	1,409,211
93,945	Swire Pacific, Ltd., Sponsored ADR	1,276,712

		4,065,548

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Sweden — 4.6%
45,161	Assa Abloy AB, Unsponsored ADR	$1,309,217
42,320	Atlas Copco AB, Sponsored ADR	1,319,961
55,457	Svenska Cellulosa AB SCA, Sponsored ADR	1,404,726

		4,033,904

	Ireland — 2.9%
17,466	Ryanair Holdings PLC, Sponsored ADR[1]	1,132,670
5,725	Shire PLC, ADR	1,394,095

		2,526,765

	Belgium — 2.8%
52,454	Delhaize Group SA, Sponsored ADR	1,050,129
42,413	KBC Groep N.V., Unsponsored ADR[1]	1,399,205

		2,449,334

	Netherlands — 2.4%
97,132	STMicroelectronics N.V.	773,171
9,978	Unilever N.V. Unsponsored ADR	433,843
27,500	Wolters Kluwer N.V., Sponsored ADR	891,550

		2,098,564

	Norway — 2.3%
7,620	DNB ASA, Sponsored ADR	1,359,637
138,511	Norsk Hydro ASA, Sponsored ADR	655,157

		2,014,794

	Italy — 1.6%
36,002	ENI SPA, Sponsored ADR	1,383,557

	Israel — 1.6%
22,564	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	1,363,317

	Luxembourg — 1.5%
116,842	Subsea 7 SA, Sponsored ADR	1,292,272

	Finland — 1.3%
64,052	UPM-Kymmene OYJ, Sponsored ADR	1,149,093

	Singapore — 1.2%
13,533	Singapore Telecommunications, Ltd., ADR	453,085
22,128	Wilmar International, Ltd., Unsponsored ADR	545,012

		998,097

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	New Zealand — 0.4%
33,580	Spark New Zealand, Ltd., Sponsored ADR	$374,081

	TOTAL COMMON STOCKS (Cost $82,824,364)	86,333,468

Face
Amount

REPURCHASE AGREEMENT* — 3.8%
$3,359,322	With State Street Bank and Trust Co., dated 4/30/15, 0.01%, principal and interest in the amount of $3,359,323, due 5/1/15, (collateralized by a FHLMC security with a par value of $2,760,887, coupon rate of 3.500%, due 10/15/40, market value of $2,900,681, and by a U.S. Treasury Note with a par value of $530,000, coupon rate of 0.750%, due 3/31/18, market value of $528,399)	3,359,322

	TOTAL REPURCHASE AGREEMENT (Cost $3,359,322)	3,359,322

TOTAL INVESTMENTS (Cost $86,183,686)[2]	102.8%	$89,692,790
LIABILITIES IN EXCESS OF OTHER ASSETS	(2.8)	(2,456,262)

NET ASSETS	100.0%	$87,236,528

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Aggregate cost for federal tax purposes was $86,252,685.
Abbreviations:
ADR — American Depositary Receipt
FHLMC — Federal Home Loan Mortgage Corporation

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2015 — (Unaudited)

INDUSTRY DIVERSIFICATION

On April 30, 2015, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

INDUSTRIES:
Banks	10.6%	$9,221,731
Insurance	6.6	5,716,702
Automobiles	6.4	5,570,678
Pharmaceuticals	6.2	5,414,067
Multi-Utilities	4.4	3,838,717
Oil, Gas & Consumable Fuels	4.3	3,739,825
Food Products	4.0	3,491,169
Media	3.5	3,023,771
Metals & Mining	3.4	2,960,822
Chemicals	3.4	2,926,591
Energy Equipment & Services	3.1	2,717,961
Diversified Telecommunication Services	3.1	2,676,325
Real Estate Management & Development	3.1	2,666,583
Machinery	2.9	2,561,980
Trading Companies & Distributors	2.9	2,534,780
Household Durables	2.6	2,306,774
Airlines	2.6	2,278,976
Semiconductors & Semiconductor Equipment	2.4	2,063,325
Technology Hardware, Storage & Peripherals	2.2	1,953,149
Wireless Telecommunication Services	2.2	1,943,718
Capital Markets	2.1	1,822,601
Software	1.8	1,555,794
Household Products	1.6	1,404,726
Biotechnology	1.5	1,343,760
Building Products	1.5	1,309,217
Tobacco	1.5	1,298,604
Professional Services	1.5	1,290,868
Paper & Forest Products	1.3	1,149,093
Electric Utilities	1.2	1,075,332
Food & Staples Retailing	1.2	1,050,129
Multi-line Retail	1.1	983,774
IT Services	1.1	932,045

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2015 — (Unaudited)

On April 30, 2015, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

Health Care Equipment & Supplies	0.7%	$634,664
Auto Components	0.5	444,154
Hotels, Restaurants & Leisure	0.5	431,063

TOTAL COMMON STOCKS, PREFERRED STOCKS AND MUTUAL FUNDS	99.0%	$86,333,468
REPURCHASE AGREEMENTS	3.8	3,359,322

TOTAL INVESTMENTS	102.8%	$89,692,790

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — 98.8%

	Japan — 29.8%
100	Accordia Golf Co, Ltd.	$1,017
82,000	Achilles Corp.	107,134
20,600	Aisan Industry Co, Ltd.	193,915
92,000	Bank of Saga, Ltd. (The)	242,935
4,500	Cawachi, Ltd.	72,243
75,000	Central Glass Co, Ltd.	344,601
2,500	Chori Co, Ltd.	39,608
4,200	Chudenko Corp.	79,964
39,600	Daiichi Jitsugyo Co, Ltd.	208,814
25,000	Dainichiseika Color & Chemicals Manufacturing Co, Ltd.	135,122
10,100	DCM Holdings Co, Ltd.	84,230
300	Dunlop Sports Co, Ltd.	3,113
29,800	EDION Corp.	217,506
83,000	Eighteenth Bank, Ltd. (The)	271,696
400	Fukuda Denshi Co, Ltd.	22,904
19,500	Funai Electric Co., Ltd.	230,365
60,000	Fuso Pharmaceutical Industries, Ltd.	156,219
6,600	Geo Corp.	71,687
70	Global One Real Estate Investment Corp. REIT	246,524
12,700	Hakuto Co, Ltd.	154,322
19	Hankyu Reit, Inc. REIT	24,174
22,000	Hanwa Co, Ltd.	90,950
22,600	Higashi-Nippon Bank, Ltd. (The)	79,901
21,000	Inabata & Co, Ltd.	220,917
67,000	J-Oil Mills, Inc.	226,532
14,000	Jaccs Co, Ltd.	73,498
42,000	Japan Pulp & Paper Co, Ltd.	115,227
327	Japan Rental Housing Investments, Inc. REIT	230,957
500	Joshin Denki Co, Ltd.	4,011
2,500	Kato Sangyo Co, Ltd.	52,916
93,000	Kawasaki Kisen Kaisha, Ltd.	240,229
15,000	Keiyo Co, Ltd.	69,981
61	Kenedix Residential Investment Corp. REIT	177,451
18,500	Kohnan Shoji Co, Ltd.	206,346
126,000	Kurabo Industries, Ltd.	220,801
48,600	Kyodo Printing Co, Ltd.	150,886
200	Mars Engineering Corp.	3,541
22,000	Marudai Food Co, Ltd.	79,189
22,000	Maruzen Showa Unyu Co, Ltd.	75,649
44	MID, Inc. REIT	130,087
80,000	Mie Bank, Ltd. (The)	184,679
22,300	Mirait Holdings Corp.	252,006
2,400	Mitsui Home Co, Ltd.	10,445
10,200	Nagase & Co, Ltd.	134,804

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Japan — (Continued)

9,000	Namura Shipbuilding Co, Ltd.	$82,339
109,000	Nippon Beet Sugar Manufacturing Co, Ltd.	180,421
80,800	Nippon Light Metal Holdings Co, Ltd.	125,171
2,400	Nippon Paper Industries Co, Ltd.	41,851
16,000	Nippon Road Co, Ltd. (The)	86,328
67,000	Nippon Steel & Sumikin Bussan Corp.	228,231
23,600	Nipro Corp.	226,474
6,400	Nisshin Steel Holdings Co, Ltd.	85,298
47,600	Noritake Co, Ltd.	112,406
42,000	Ogaki Kyoritsu Bank, Ltd. (The)	141,562
7,600	Okuwa Co, Ltd.	62,548
16,700	Paltac Corp.	239,273
9,100	Paris Miki Holdings, Inc.	36,501
17	Premier Investment Corp.	94,740
3,900	Press Kogyo Co, Ltd.	17,287
8,100	Ryosan Co, Ltd.	192,901
73,000	Sakai Chemical Industry Co, Ltd.	240,919
20,400	Sanoh Industrial Co, Ltd.	149,572
18,600	Sanshin Electronics Co, Ltd.	153,141
6,200	Seiko Epson Corp.	108,341
66,000	Sekisui Plastics Co, Ltd.	270,587
24,800	Shinko Electric Industries Co, Ltd.	198,180
10,800	Shinko Shoji Co, Ltd.	110,377
7,200	Showa Corp.	76,066
59,000	Showa Sangyo Co, Ltd.	240,829
7,800	Sojitz Corp.	15,252
14,000	Taihei Dengyo Kaisha, Ltd.	118,104
16,500	Taiho Kogyo Co, Ltd.	212,917
5,800	Takaoka Toko Co, Ltd.	75,531
5	Top REIT, Inc.	21,568
49,000	Topy Industries, Ltd.	117,442
8,500	Tosei Corp.	61,420
5,000	Toyo Ink SC Holdings Co, Ltd.	23,808
5,200	Toyo Tire & Rubber Co, Ltd.	99,607
12,000	Uchida Yoko Co, Ltd.	40,783
23,600	Vital KSK Holdings, Inc.	174,288

		10,401,159

	United Kingdom — 20.1%
1,150	Acacia Mining PLC	5,100
11,187	Amlin PLC	78,399
463	Anglo Pacific Group PLC	675
154,551	Anite PLC	200,889
21,987	Avocet Mining PLC[1]	1,618

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	United Kingdom — (Continued)

55,999	Barratt Developments PLC	$444,259
378	Beazley PLC	1,626
12,358	Bellway PLC	375,710
9,416	Berkeley Group Holdings PLC	362,541
167,929	Cable & Wireless Communications PLC	173,107
20,622	Carillion PLC	102,890
2,727	Cineworld Group PLC	20,368
19,348	Computacenter PLC	206,706
48,649	Costain Group PLC	238,030
214,621	Debenhams PLC	294,826
4,606	DS Smith PLC	24,628
116,656	Evraz PLC	338,782
12,579	Galliford Try PLC	289,445
262	Grafton Group PLC	3,306
4,716	Greene King PLC	59,959
8,978	Greggs PLC	163,163
26,892	GVC Holdings PLC	183,692
6,100	Hargreaves Services PLC	40,133
223,905	Highland Gold Mining, Ltd.	161,536
1,288	Hikma Pharmaceuticals PLC	40,279
12,855	Home Retail Group PLC	32,849
22,285	Intermediate Capital Group PLC	179,988
13,942	Interserve PLC	123,480
36,596	Laird PLC	201,254
28,199	Lancashire Holdings, Ltd.	275,667
111,871	Man Group PLC	329,853
69,833	National Express Group PLC	307,543
4,836	Pennon Group PLC	63,470
4,723	Persimmon PLC[1]	122,630
6,677	Phoenix Group Holdings	86,169
4,731	Playtech, Ltd.	59,434
3,469	Plus500, Ltd.	39,963
11,909	Primary Health Properties PLC REIT	70,791
4,526	Redrow PLC	25,636
2,715	RPC Group PLC	24,952
46,100	RPS Group PLC	150,726
74,090	Safestore Holdings PLC REIT	317,017
4,309	Savills PLC	54,572
134,422	Spirent Communications PLC	179,951
1,948	St Ives PLC	5,181
36,054	UDG Healthcare PLC	294,701
835	Vedanta Resources PLC	8,020
37,024	Vesuvius PLC	257,484

		7,022,998

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	United Kingdom — (Continued)

	Australia — 6.3%
101,700	Abacus Property Group REIT	$236,941
1,204	Ansell, Ltd.	24,778
148,479	Beach Energy, Ltd.	129,512
110,997	Decmil Group, Ltd.	100,926
28,293	Echo Entertainment Group, Ltd.	101,022
131,188	IMF Bentham, Ltd.	193,262
316,511	MACA, Ltd.	225,424
1,456	Matrix Composites & Engineering, Ltd.[1]	681
151,761	Metcash, Ltd.	158,418
13,621	Mount Gibson Iron, Ltd.	2,173
25,241	Orora, Ltd.	43,916
67,419	OZ Minerals, Ltd.	248,195
22,786	Primary Health Care, Ltd.	89,184
688	Programmed Maintenance Services, Ltd.	1,520
206,966	Seven West Media, Ltd.	206,216
156,604	Seven West Media, Ltd.[1]	156,037
2,285	Sigma Pharmaceuticals, Ltd.	1,567
30,951	Southern Cross Media Group, Ltd.	26,096
13,328	Spark Infrastructure Group	20,496
447,479	STW Communications Group, Ltd.	227,275
31,242	UXC, Ltd.	18,532

		2,212,171

	Germany — 4.9%
4,639	Aareal Bank AG	199,531
1,745	Aurubis AG	110,265
558	Bilfinger Berger SE	28,032
292	DO Deutsche Office AG1	1,389
2,542	Draegerwerk AG & Co. KGaA	222,931
4,181	Freenet AG	135,423
541	Gerresheimer AG	30,619
300	Gesco AG	24,630
73	Kloeckner & Co. SE1	698
5,318	Kontron AG	30,015
241	MLP AG	1,030
15,135	SAF-Holland SA	229,144
7,948	Stada Arzneimittel AG	290,729
5,847	TUI AG	108,993
12,265	VTG AG	281,833

		1,695,262

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Sweden — 4.7%
8,752	Bilia AB	$310,746
16,685	Billerud AB	288,819
1,229	Bure Equity AB	7,518
3,962	Holmen AB	131,094
202,415	Klovern AB	226,635
850	L E Lundbergforetagen AB — B Shares	39,924
23,967	Meda AB	402,296
1,333	NCC AB	43,714
22,111	Peab AB	186,482

		1,637,228

	France — 4.3%
5,774	Acanthe Developpement SA REIT	2,334
8,997	APERAM SA1	342,999
1,627	Cegid Group	71,296
11,159	GL Events	243,080
11,571	Jacquet Metal Service	245,453
4,210	Korian-Medica	143,754
66,547	MPI	261,033
32	Nexans SA1	1,254
233	Rallye SA	8,704
917	Rubis SCA	62,305
1,374	Saft Groupe SA	54,800
2,300	Seche Environnement SA	79,413

		1,516,425

	Switzerland — 4.1%
4,660	BKW SA	183,563
374	Cembra Money Bank AG	24,882
302	Galenica AG	281,976
545	Helvetia Holding AG	309,638
372	Implenia AG	25,471
20,462	Logitech International SA	307,182
110	Mobimo Holding AG1	24,545
839	Valora Holding AG1	188,291
30	Vetropack Holding AG	51,150
518	Zehnder Group AG	24,541

		1,421,239

	Italy — 3.7%
58,607	A2A SPA	67,514
5,393	ACEA SPA	72,611
71,502	Ascopiave SPA	189,650

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Italy — (Continued)

9,400	Astaldi SPA	$81,719
13,641	ASTM SPA	193,940
2,601	Brembo SPA	104,047
216	Delclima[1]	575
16,367	ERG SPA	235,786
5,622	Mediolanum SPA	47,189
12,636	Societa Cattolica di Assicurazioni SCRL	107,953
3,709	Societa Iniziative Autostradali e Servizi SPA	42,836
27,158	Unipol Gruppo Finanziario SPA	142,476

		1,286,296

	Spain — 2.7%
50,321	Abengoa SA — B Shares	162,645
1,444	Acerinox SA	21,071
6,222	Bolsas y Mercados Espanoles SHMSF SA	278,353
17,663	Cie Automotive SA	268,417
535	Corp. Financiera Alba	27,180
9,103	Ebro Foods SA	176,581
113	Indra Sistemas SA	1,330
3,573	Papeles y Cartones de Europa SA	23,229

		958,806

	Hong Kong — 2.6%
884,000	Century City International Holdings, Ltd.	83,261
16,400	Dah Sing Banking Group, Ltd.	35,493
38,000	Dickson Concepts International, Ltd.	16,404
473,100	Emperor International Holdings	116,971
6,000	Haitong International Securities Group, Ltd.	6,627
772,000	Hsin Chong Construction Group, Ltd.	96,618
304,000	IT, Ltd.	124,337
31,000	Luk Fook Holdings International, Ltd.	96,730
4,500	Orient Overseas International, Ltd.	27,590
92,000	Paliburg Holdings, Ltd.	35,254
38,000	Regal Hotels International Holdings, Ltd.	23,564
444,000	Regal Real Estate Investment Trust REIT	130,997
518,000	Samson Holding, Ltd.	75,356
83,600	VST Holdings, Ltd.	32,935
44,000	Win Hanverky Holdings, Ltd.	5,904

		908,041

	Singapore — 2.5%
425	AIMS AMP Capital Industrial REIT	491
239,600	Ascott Residence Trust REIT	230,665

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Singapore — (Continued)

23,700	Asian Pay Television Trust	$16,120
267,200	Chip Eng Seng Corp, Ltd.	179,431
2,000	Ho Bee Land, Ltd.	3,507
210,600	Hong Fok Corp, Ltd.	150,798
616,000	K1 Ventures, Ltd.	95,435
2,000	Metro Holdings, Ltd.	1,496
318,000	Raffles Education Corp, Ltd.	76,905
142,100	Sabana Shari’ah Compliant Industrial Real Estate Investment Trust	92,893
17,100	United Engineers, Ltd.	34,247
2,000	Wheelock Properties Singapore, Ltd.	2,902

		884,890

	Norway — 2.3%
20,167	Atea ASA	224,980
4,303	Austevoll Seafood ASA	25,027
9,225	Borregaard ASA	71,323
16,278	Salmar ASA	264,280
8,549	Sparebank 1 Nord Norge	50,183
13,418	SpareBank 1 SMN	119,860
7,573	Wilh Wilhelmsen ASA	49,317

		804,970

	Finland — 1.8%
10,953	Atria OYJ	113,147
310	Caverion Corp.	3,060
10,734	Cramo OYJ	199,458
1,179	Kesko OYJ	48,172
54,400	Sponda OYJ	237,908
1,774	Valmet OYJ	20,560
310	YIT OYJ	2,188

		624,493

	Denmark — 1.6%
2,769	Dfds AS	309,854
1,169	FLSmidth & Co. AS	49,941
669	PER Aarsleff AS — Class B	187,761

		547,556

	Belgium — 1.5%
3,468	Barco N.V.	234,431
5,274	bpost SA	151,250

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Belgium — (Continued)

1,088	Cofinimmo SA REIT	$120,081
333	Elia System Operator SA	14,777
21	Tessenderlo Chemie N.V.[1]	691

		521,230

	Austria — 1.3%
226	ams AG	12,287
22,059	Austria Technologie & Systemtechnik AG	350,215
1,000	EVN AG	11,379
546	Lenzing AG	37,202
35	Strabag SE	819
2,968	UNIQA Insurance Group AG	29,155

		441,057

	Netherlands — 1.3%
12,318	Accell Group	230,308
6,381	BE Semiconductor Industries N.V.	182,001
833	Mota-Engil Africa N.V.[1]	6,531
4,028	NSI N.V. REIT	18,918
2	Royal Imtech N.V.[1]	11

		437,769

	Israel — 1.1%
311	B Communications, Ltd.[1]	5,128
5,852	Clal Insurance Enterprises Holdings, Ltd.[1]	97,033
24,585	Discount Investment Corp., Ltd.	44,126
501	Energix-Renewable Energies, Ltd.[1]	307
5,400	Gazit-Globe, Ltd.	71,461
7,714	Harel Insurance Investments & Financial Services, Ltd.	36,036
25,045	Jerusalem Economy, Ltd.	95,208
10,214	Phoenix Holdings, Ltd. (The)	30,237

		379,536

	Ireland — 0.9%
54,830	Aer Lingus Group PLC	142,833
184	C&C Group PLC	745
3,578	Smurfit Kappa Group PLC	109,546
44,977	Total Produce PLC	55,351

		308,475

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	New Zealand — 0.8%
76,324	Air New Zealand, Ltd.	$156,849
44,397	Chorus, Ltd.[1]	103,352
219	Mighty River Power, Ltd.	503
49,046	New Zealand Oil & Gas, Ltd.	21,873

		282,577

	Portugal — 0.5%
6,632	NOS SGPS SA	48,306
5,310	Portugal Telecom SGPS SA	3,370
84,025	Sonae SGPS SA	116,831

		168,507

	TOTAL COMMON STOCKS (Cost $31,622,265)	34,460,685

PREFERRED STOCKS — 0.1%

	Germany — 0.1%
267	Draegerwerk AG & Co. KGaA, 1.35%	30,985
37	Jungheinrich AG, 1.37%	2,615

		33,600

	TOTAL PREFERRED STOCKS (Cost $26,959)	33,600

MUTUAL FUND — 0.7%

	United Kingdom — 0.7%
242,007	Schroder Real Estate Investment Trust, Ltd.	228,461

	TOTAL MUTUAL FUND (Cost $227,352)	228,461

RIGHTS — 0.0%

	Hong Kong — 0.0%
6,000	Haitong International Securities Group, Ltd. (Expires 05/15/15)[1,2]	3,940

	TOTAL RIGHTS (Cost $1,033)	3,940

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2015 — (Unaudited)

Face
Amount		Value

REPURCHASE AGREEMENTS* — 0.1%
$28,083	With State Street Bank and Trust Co., dated 4/30/15, 0.01%, principal and interest in the amount of $28,083, due 5/1/15, (collateralized by a FNMA security with a par value of $28,519, coupon rate of 3.034%, due 1/1/42, market value of $29,924)	$28,083

	TOTAL REPURCHASE AGREEMENTS (Cost $28,083)	28,083

TOTAL INVESTMENTS (Cost $31,905,692)[3]	99.7%	$34,754,769
OTHER ASSETS IN EXCESS OF LIABILITIES	0.3	118,081

NET ASSETS	100.0%	$34,872,850

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Security is fair valued by management.
[3]	Aggregate cost for federal tax purposes was $31,995,721.
Abbreviations:
FNMA — Federal National Mortgage Association
REIT — Real Estate Investment Trust

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2015 — (Unaudited)

INDUSTRY DIVERSIFICATION

On April 30, 2015, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

INDUSTRIES:
Construction & Engineering	7.7%	$2,702,207
Real Estate Investment Trusts	6.2	2,146,629
Household Durables	4.7	1,647,517
Metals & Mining	4.5	1,567,670
Trading Companies & Distributors	4.2	1,463,110
Electronic Equipment, Instruments & Components	4.1	1,429,576
Specialty Retail	4.1	1,426,770
Auto Components	3.9	1,350,972
Food Products	3.7	1,306,006
Real Estate Management & Development	3.7	1,275,777
Insurance	3.6	1,241,578
Pharmaceuticals	3.4	1,171,499
Banks	3.2	1,126,309
Chemicals	2.5	886,786
Food & Staples Retailing	2.1	738,346
Media	2.0	705,599
Health Care Providers & Services	2.0	703,494
Oil, Gas & Consumable Fuels	2.0	689,012
Diversified Financial Services	1.9	674,117
Commercial Services & Supplies	1.9	669,468
Road & Rail	1.9	665,025
IT Services	1.9	652,437
Marine	1.8	626,990
Hotels, Restaurants & Leisure	1.7	596,762
Health Care Equipment & Supplies	1.5	528,072
Capital Markets	1.5	525,016
Machinery	1.4	500,034
Paper & Forest Products	1.3	461,764
Semiconductors & Semiconductor Equipment	1.2	422,483
Technology Hardware, Storage & Peripherals	1.2	415,523
Building Products	1.1	369,142
Airlines	0.9	299,682
Multi-line Retail	0.8	296,322
Diversified Telecommunication Services	0.8	284,957
Distributors	0.8	278,881
Containers & Packaging	0.8	277,421
Gas Utilities	0.7	251,955
Leisure Equipment & Products	0.7	236,962
Transportation Infrastructure	0.7	236,776
Electric Utilities	0.7	230,718

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2015 — (Unaudited)

On April 30, 2015, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

Textiles, Apparel & Luxury Goods	0.7%	$226,705
Thrifts & Mortgage Finance	0.6	199,531
Communications Equipment	0.5	179,951
Air Freight & Logistics	0.4	151,250
Multi-Utilities	0.4	140,125
Wireless Telecommunication Services	0.4	135,423
Electrical Equipment	0.4	131,585
Software	0.4	130,730
Consumer Finance	0.3	98,380
Diversified Consumer Services	0.2	76,905
Water and Sewer	0.2	63,470
Industrial Conglomerates	0.1	44,126
Internet & Catalog Retail	0.1	32,849
Life Sciences Tools & Services	0.1	30,619
Beverages	0.0	745
Energy Equipment & Services	0.0	681
Independent Power Producers & Energy Traders	0.0	307

TOTAL COMMON STOCKS, PREFERRED STOCKS AND MUTUAL FUNDS	99.6%	$34,722,746
REPURCHASE AGREEMENTS	0.1	28,083
RIGHTS	0.0	3,940

TOTAL INVESTMENTS	99.7%	$34,754,769

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — 94.3%

	China — 18.7%
56,000	361 Degrees International, Ltd.	$21,699
12,000	Agile Property Holdings, Ltd.	10,037
147,000	Agricultural Bank of China, Ltd.	82,947
6,000	Air China, Ltd. — Class H	7,213
105,000	Bank of China, Ltd.	71,946
22,000	Beijing Capital Land, Ltd.	18,206
28,000	Central China Real Estate, Ltd.	8,279
2,000	Chaoda Modern Agriculture Holdings, Ltd.[1,2]	150
104,000	China Citic Bank Corp, Ltd.	94,179
206,000	China Construction Bank Corp.	199,971
29,000	China Everbright Bank Co., Ltd. — Class H	19,574
69,500	China Hongqiao Group, Ltd.	64,615
68,000	China Lumena New Materials Corp.[1,2,3]	—
5,000	China Merchants Bank Co, Ltd.	15,104
6,500	China Mobile, Ltd.	92,674
2,000	China Oilfield Services, Ltd. — Class H	4,106
2,000	China Oriental Group Co., Ltd.[1,2,3]	381
30,500	China Shenhua Energy Co., Ltd. — Class H	79,014
36,000	China Southern Airlines Co., Ltd. — Class H	35,704
134,000	Chongqing Machinery & Electric Co, Ltd.	29,582
33,000	Chongqing Rural Commercial Bank Co., Ltd.	29,648
7,000	CNOOC, Ltd.	11,900
39,000	Country Garden Holdings Co.	21,005
2,500	Great Wall Motor Co, Ltd.	18,969
3,600	Guangzhou R&F Properties Co, Ltd.	4,592
9,000	Harbin Bank Co., Ltd. — Class H4	3,542
18,000	Huadian Power International Corp, Ltd. — Class H	19,975
22,000	Huaneng Power International, Inc.	31,257
142,000	Industrial & Commercial Bank of China	123,545
30,000	Peak Sport Products Co, Ltd.	10,210
46,000	Qingling Motors Co, Ltd.	18,577
6,000	Shenzhen Expressway Co, Ltd.	5,770
5,500	Shimao Property Holdings, Ltd.	12,920
52,000	Sichuan Expressway Co, Ltd.	28,444
7,000	Sinopec Engineering Group Co., Ltd. — Class H	7,547
17,000	Sunac China Holdings, Ltd.	22,442
31,500	Weiqiao Textile Co.	23,468
24,000	Xinhua Winshare Publishing and Media Co, Ltd.	29,941
146,000	Yuanda China Holdings, Ltd.	12,621
21,000	Yuzhou Properties Co.	6,096

		1,297,850

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	South Korea — 15.9%
736	Aju Capital Co., Ltd.	$4,823
744	Asiana Airlines, Inc.[1]	5,330
4,052	BNK Financial Group, Inc.	60,576
42	Chosun Refractories Co., Ltd.	4,676
42	Dae Han Flour Mills Co., Ltd.	7,871
434	Daeduck Electronics Co.	3,844
580	Daekyo Co, Ltd.	4,707
594	Daishin Securities Co, Ltd.	7,797
219	Dongbu Insurance Co, Ltd.	11,130
668	DY Corp.	5,209
112	GOLFZONYUWONHOLDINGS Co., Ltd.	1,381
59	Halla Holdings Corp.	3,800
28	Hanil Cement Co, Ltd.	3,928
152	Hankook Tire Co, Ltd.	6,388
108	Hanmi Semiconductor Co., Ltd.	1,519
182	Hansol Holdings Co., Ltd.	1,365
111	Hansol Paper Co., Ltd.[1]	2,490
621	Hanwha Investment & Securities Co., Ltd.	3,654
2,906	Hitejinro Holdings Co., Ltd.	37,579
472	Huvis Corp.	4,632
2,220	Hynix Semiconductor, Inc.	94,983
42	Hyundai Hysco Co, Ltd.	2,587
402	Hyundai Marine & Fire Insurance Co, Ltd.	10,715
150	Hyundai Mobis Co., Ltd.	32,982
297	Hyundai Steel Co.	21,708
38	Ilshin Spinning Co., Ltd.	6,948
3,101	Industrial Bank of Korea	42,607
236	KB Financial Group, Inc.	9,000
1,386	Kia Motors Corp.	63,869
120	KISCO Corp.	3,966
185	Kolon Corp.	7,687
671	Korea Electric Power Corp.	29,178
41	Korea Petro Chemical Ind	6,619
617	Korean Air Lines Co., Ltd.[1]	26,332
760	Korean Reinsurance Co.	8,427
400	KT Corp., Sponsored ADR	5,828
180	Kukdo Chemical Co., Ltd.	11,227
25	KyungDong City Gas Co, Ltd.	2,775
321	LF Corp.	10,555
2,002	LG Display Co, Ltd., ADR	55,442
1,438	LG Uplus Corp.[1]	14,386
117	LIG Insurance Co, Ltd.	2,707
18	Mando Corp.[1]	2,497
332	Nexen Tire Corp.	4,028

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	South Korea — (Continued)

83	Nong Shim Holdings Co, Ltd.	$8,555
462	Pyeong Hwa Automotive Co, Ltd.	7,638
340	S&T Holdings Co., Ltd.	9,055
116	S&T Motiv Co, Ltd.	6,840
28	Samchully Co, Ltd.	3,354
168	Samsung Electro-Mechanics Co, Ltd.	10,543
192	Samsung Electronics Co., Ltd	251,876
122	Samyang Corp.	12,834
54	Samyang Holdings Corp.	5,132
157	SeAH Besteel Corp.	5,375
53	SeAH Holdings Corp.	9,126
436	Seoyon Co., Ltd	5,243
81	SFA Engineering Corp.	3,876
114	Shinyoung Securities Co., Ltd.	6,552
1,600	SK Telecom Co., Ltd., ADR	47,440
273	SL Corp.	4,765
1,071	Sunchang Corp.	10,964
766	Sungwoo Hitech Co, Ltd.	8,046
336	Tongyang Life Insurance	4,620
1,990	Woori Bank[1]	19,879

		1,101,465

	Taiwan — 13.6%
14,000	Ability Enterprise Co, Ltd.	7,988
56,000	Advanced Semiconductor Engineering, Inc.	79,415
15,000	AmTRAN Technology Co, Ltd.	8,596
32,000	AU Optronics Corp.	16,059
18,000	Capital Securities Corp.	6,659
2,000	Catcher Technology Co, Ltd.	23,404
18,000	Central Reinsurance Co., Ltd.	10,458
27,200	Cheng Loong Corp.	11,802
13,000	Chia Hsin Cement Corp.	6,023
355	Chimei Materials Technology Corp.	382
28,000	China Airlines, Ltd.[1]	14,902
44,000	China Bills Finance Corp.	17,097
25,000	China Development Financial Holding Corp.	10,416
5,000	China Motor Corp.	4,241
8,000	China Synthetic Rubber Corp.	8,531
9,000	Compal Electronics, Inc.	8,194
24,350	Continental Holdings Corp.	8,865
3,500	Coretronic Corp.[1]	4,752
28,799	CTBC Financial Holding Company, Ltd.	22,416
5,779	Elitegroup Computer Systems Co, Ltd.	5,775
9,000	EnTie Commercial Bank	4,914

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Taiwan — (Continued)

20,000	Eva Airways Corp.[1]	$15,766
7,000	Farglory Land Development Co, Ltd.	8,357
5,000	Formosan Rubber Group, Inc.	5,364
2,000	Foxconn Technology Co., Ltd.	5,700
16,000	Fubon Financial Holding Co, Ltd.	34,409
7,000	Fubon No. 1 REIT	4,274
7,600	Great Wall Enterprise Co., Ltd.	6,199
6,000	Hey Song Corp.	7,549
1,600	Holy Stone Enterprise Co, Ltd.	2,280
26,209	Hon Hai Precision Industry Co, Ltd.	78,534
30,000	Innolux Corp.	15,475
52,000	Inotera Memories, Inc.[1]	59,716
6,000	King Yuan Electronics Co, Ltd.	5,454
6,000	King’s Town Bank Co., Ltd.	6,150
61,000	Lien Hwa Industrial Corp.	42,047
16,000	Pegatron Corp.	47,399
16,000	President Securities Corp.	9,568
4,000	Ruentex Development Co, Ltd.	7,109
3,000	Ruentex Industries, Ltd.	7,366
3,000	Shin Zu Shing Co, Ltd.	8,308
25,000	Shinkong Synthetic Fibers Corp.	9,083
11,000	Siliconware Precision Industries Co., Ltd.	18,071
15,508	Taishin Financial Holding Co., Ltd.	7,099
9,000	Taiwan Land Development Corp.	4,672
9,400	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	229,736
115	TSRC Corp.	132
25,000	United Microelectronics Corp.	11,978
4,000	Wisdom Marine Lines Co, Ltd.	5,249
461	Wistron Corp.	392
240	Wistron NeWeb Corp.	637
75	Yuen Foong Yu Paper Manufacturing Co., Ltd.	32

		944,994

	Russia — 8.0%
309	Acron JSC[1]	13,353
32,600	Alrosa AO1	43,289
849	Cherkizovo Group PJSC[1]	12,147
9,910	Gazprom Neft JSC[1]	27,820
24,236	Gazprom OAO, Sponsored ADR	141,998
467,000	Inter RAO UES JSC[1]	10,903
2,790,000	Interregional Distribution Grid Co. Centre JSC[1]	14,246
14,400	Irkutskenergo OJSC[1]	2,544
2,493	Lukoil OAO, Sponsored ADR	127,531

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Russia — (Continued)

152,000	Magnitogorsk Iron & Steel Works OJSC[1]	$44,263
10,660	Moscow Exchange MICEX-RTS OAO	16,003
137,000	Mosenergo OAO[1]	2,658
2,144	Phosagro OAO, GDR	26,264
20	Slavneft-Megionneftegaz[1]	278
79,800	Surgutneftegas OJSC[1]	59,312
2,400,000	United Aircraft Corp. JSC[1]	12,324

		554,933

	Brazil — 6.1%
6,240	Banco Bradesco SA, ADR	66,706
8,900	Banco do Brasil SA	78,633
1,400	Banco Santander Brasil SA, ADR	7,602
10,100	Direcional Engenharia SA	21,387
600	Eternit SA	637
15,800	Helbor Empreendimentos SA	16,676
16,800	JBS SA	86,650
12,000	Magazine Luiza SA	19,954
1,600	Multiplus SA	17,790
1,752	Petroleo Brasileiro SA, Sponsored ADR	16,644
5,200	Rodobens Negocios Imobiliarios SA	12,944
100	Santos Brasil Participacoes SA	374
2,100	Sao Martinho SA	26,716
1,700	Telefonica Brasil, ADR	27,914
1,400	Tim Participacoes SA, ADR	22,008
200	TPI — Triunfo Participacoes e Investimentos SA1	268

		422,903

	Hong Kong — 6.0%
8,000	AMVIG Holdings, Ltd.	4,387
52,000	China Aoyuan Property Group, Ltd.	11,643
25,000	China Lilang, Ltd.	26,034
6,000	China Metal Recycling Holdings, Ltd.[1,2,3]	—
36,000	China Power International Development, Ltd.	22,976
12,000	China Unicom Hong Kong, Ltd.	22,538
36,000	China Zhongwang Holdings, Ltd.	21,853
32,000	CIFI Holdings Group Co, Ltd.	9,953
33,000	Huabao International Holdings, Ltd.	37,067
37,000	Kingboard Laminates Holdings, Ltd.	18,970
11,000	KWG Property Holding, Ltd.	11,157
66,000	Real Nutriceutical Group, Ltd.	20,810
5,000	Road King Infrastructure, Ltd.	5,036
39,000	SinoMedia Holding, Ltd.	22,786
8,000	Skyworth Digital Holdings, Ltd.	7,106

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Hong Kong — (Continued)

6,000	TCC International Holdings, Ltd.	$2,516
8,400	Tencent Holdings, Ltd.	173,367
600	Tonly Electronics Holdings, Ltd.	519

		418,718

	South Africa — 5.0%
11,672	Accelerate Property Fund, Ltd. REIT	6,525
2,901	Astral Foods, Ltd.	44,051
1,583	Barclays Africa Group, Ltd.	25,357
9,400	Blue Label Telecoms, Ltd.	6,345
2,022	DataTec, Ltd.	10,504
6,116	Emira Property Fund REIT	9,331
5,258	Eqstra Holdings, Ltd.[1]	1,671
6,140	Investec Property Fund, Ltd. REIT	8,774
1,345	Investec, Ltd.	12,789
4,049	Lewis Group, Ltd.	29,441
1,880	Liberty Holdings, Ltd.	26,202
201	Naspers, Ltd.	31,534
823	Nedbank Group, Ltd.	17,776
2,690	Octodec Investments, Ltd.	6,399
16,167	Redefine Properties, Ltd. REIT	16,377
2,361	RMB Holdings, Ltd.	14,208
3,679	Sibanye Gold, Ltd.	8,731
2,116	Standard Bank Group, Ltd.	31,016
6,071	Telkom SA SOC, Ltd.[1]	41,734

		348,765

	Turkey — 3.3%
1,522	Adana Cimento Sanayii TAS	3,981
2,398	Akcansa Cimento AS	14,749
18,755	Albaraka Turk Katilim Bankasi AS	12,125
1,891	Bolu Cimento Sanayii AS1	3,927
17,117	Eregli Demir ve Celik Fabrikalari TAS	28,885
409	Goodyear Lastikleri TAS	11,108
1,447	Gubre Fabrikalari TAS	3,864
19,439	Is Yatirim Menkul Degerler AS	8,421
9,696	Saf Gayrimenkul Yatirim Ortakligi AS REIT	3,950
3,823	Selcuk Ecza Deposu Ticaret ve Sanayi AS	3,975
6,505	Soda Sanayii AS	15,854
9,250	Tekfen Holding AS1	17,288
12,547	Trakya Cam Sanayi AS	15,105
5,533	Turk Hava Yollari AO1	18,354
359	Turkcell Iletisim Hizmetleri AS1	1,598

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Turkey — (Continued)

12,908	Turkiye Is Bankasi	$29,025
14,869	Turkiye Sise ve Cam Fabrikalari AS	19,001
1,806	Yeni Gimat Gayrimenkul Ortakligi AS1	15,812

		227,022

	Poland — 3.2%
664	Asseco Poland SA	11,186
1,846	Enea SA	8,359
953	Energa SA	6,607
1,106	Kernel Holding SA1	10,670
1,064	KGHM Polska Miedz SA	37,306
2,569	PGE Polska Grupa Energetyczna SA	14,782
782	Polski Koncern Naftowy Orlen SA	14,851
358	Powszechny Zaklad Ubezpieczen SA	46,692
50,653	Tauron Polska Energia SA	67,748
40	Warsaw Stock Exchange	546

		218,747

	Thailand — 3.0%
29,230	AP Thailand PCL — Class F	6,517
25,800	Asia Aviation PCL[1]	3,757
4,300	Bangchak Petroleum PCL	4,631
3,500	Bangkok Expressway PCL	4,141
160	Bangkok Insurance PCL — Class F	1,776
3,900	BJC Heavy Industries PCL — Class F	4,377
33,977	CalComp Electronics Thailand PCL — Class F	3,772
1,300	Delta Electronics Thailand PCL	3,293
6,700	Dhipaya Insurance PCL — Class F	7,876
6,500	Hana Microelectronics PCL — Class F	8,774
32,875	Krung Thai Bank PCL	19,945
2,700	Krungthai Card PCL — Class F	8,682
5,100	Major Cineplex Group PCL- Class F	5,183
5,400	Maybank Kim Eng Securities Thailand PCL	3,817
4,500	Pruksa Real Estate PCL — Class F	3,754
1,900	PTT Global Chemical PCL — Class F	3,703
3,700	PTT PCL / Foreign	39,958
46,316	Quality Houses PCL — Class F	4,356
4,100	Saha-Union PCL — Class F	4,726
92,000	Sansiri PCL — Class F	5,275
57,150	SC Asset Corp. PCL — Class F	5,964
4,100	SPCG PCL	3,389
7,100	Sri Ayudhya Capital PCL — Class F	7,915
9,460	STP & I PCL — Class F	4,678
9,300	Supalai PCL	5,642

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Thailand — (Continued)

5,000	Thai Central Chemical PCL	$4,437
3,900	Thai Oil PCL — Class F	6,914
7,800	Thai Vegetable Oil PCL — Class F	5,182
5,000	Thanachart Capital PCL	5,157
15,000	Tipco Asphalt PCL — Class F	7,189
3,800	Tisco Financial Group PCL	5,216

		209,996

	Malaysia — 2.9%
1,000	AEON Credit Service M Bhd	4,167
18,500	AirAsia BHD	11,791
5,300	APM Automotive Holdings BHD	7,664
5,300	Berjaya Auto Bhd	6,006
4,900	Coastal Contracts BHD	4,141
8,900	Hock Seng LEE BHD	4,587
2,900	Hong Leong Industries BHD	4,055
18,400	JCY International BHD	3,942
34,000	KrisAssets Holdings Bhd[1,2,3]	—
2,400	Malaysian Pacific Industries Bhd	4,472
13,350	Matrix Concepts Holdings Bhd	11,803
5,800	MNRB Holdings Bhd	6,077
19,300	OSK Holdings BHD	11,357
7,600	Padini Holdings BHD	2,981
2,000	Pharmaniaga Bhd	4,195
4,200	Press Metal Bhd	3,321
4,600	Puncak Niaga Holdings Bhd[1]	3,337
4,300	RHB Capital BHD	9,520
2,400	Scientex BHD	4,479
8,600	Star Publications Malaysia Bhd	6,013
45,200	TA Enterprise Bhd	8,985
13,300	Tenaga Nasional BHD	53,529
2,600	Top Glove Corp. BHD	4,088
11,400	Unisem M Bhd	7,633
9,700	UOA Development Bhd	6,155
29,600	YTL Hospitality REIT	8,727

		203,025

	India — 2.8%
977	Bharat Petroleum Corp., Ltd.	11,738
2,038	Canara Bank	12,126
1,086	DCM Shriram, Ltd.	2,035
2,352	Dewan Housing Finance Corp., Ltd.	16,502
3,587	Essar Oil, Ltd.[1]	6,144
820	Hindustan Petroleum Corp., Ltd.	8,090

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	India — (Continued)

4,468	Hindustan Zinc, Ltd.	$11,880
857	Indiabulls Housing Finance, Ltd.	7,954
581	Indraprastha Gas, Ltd.	3,775
3,247	JSW Energy, Ltd.	5,816
2,736	KRBL, Ltd.	6,776
7,232	Manappuram Finance, Ltd.	3,931
4,082	National Aluminium Co., Ltd.	3,045
1,118	Nava Bharat Ventures, Ltd.	2,880
4,390	NMDC, Ltd.	8,925
4,494	NTPC, Ltd.	10,596
603	Oriental Bank of Commerce	1,935
382	Piramal Enterprises, Ltd.	5,732
3,919	Power Finance Corp., Ltd.	16,442
1,511	Power Grid Corp. of India, Ltd.	3,378
658	Reliance Infrastructure, Ltd.	4,297
1,989	Rural Electrification Corp., Ltd.	9,732
881	Sun TV Network, Ltd.	4,839
548	Tata Chemicals, Ltd.	3,677
421	Tata Investment Corp., Ltd.	3,720
3,689	UCO Bank	3,666
2,417	Union Bank of India	5,487
910	UPL, Ltd.	7,042

		192,160

	Greece — 1.2%
3,870	Aegean Airlines SA1	32,591
898	Bank of Greece	9,592
1,025	Hellenic Telecommunications Organization SA1	9,317
955	Motor Oil Hellas Corinth Refineries SA	8,362
2,828	Mytilineos Holdings SA1	19,504
696	Public Power Corp.[1]	4,682

		84,048

	Chile — 1.0%
367	AntarChile SA	4,620
322	Banco de Credito e Inversiones	16,057
240,075	Cia Sud Americana de Vapores SA1	9,126
548,601	Corpbanca SA	6,215
2,714	E.CL SA1	4,415
900	Enersis SA, Sponsored ADR	15,993
407	Inversiones La Construccion SA	5,210
2,120	Quinenco SA	4,610

		66,246

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Mexico — 0.7%
7,300	Gentera SAB de CV1	$12,495
9,600	Grupo Mexico SAB de CV Series B	29,666
900	Industrias Bachoco SAB de CV Series B	4,008
300	Megacable Holdings SAB de CV1	1,247

		47,416

	Colombia — 0.6%
300	Avianca Holdings SA, Sponsored ADR	3,918
2,092	Bancolombia SA	22,132
70,530	Empresa de Telecomunicaciones de Bogota	14,065
8,478	Valorem SA1	1,477

		41,592

	Hungary — 0.6%
73	ELMU NyRt	5,157
651	MOL Hungarian Oil and Gas PLC	36,213

		41,370

	Czech Republic — 0.6%
471	CEZ AS	12,236
114	Komercni Banka AS	25,423

		37,659

	Indonesia — 0.5%
42,900	Adaro Energy Tbk PT	2,888
14,500	Bank Negara Indonesia Persero Tbk PT	7,156
500	Telekomunikasi Indonesia Persero Tbk PT, Sponsored ADR	20,690
12,800	Vale Indonesia Tbk PT	2,750

		33,484

	United Arab Emirates — 0.3%
5,598	Al Waha Capital PJSC	3,938
1,442	Emirates NBD PJSC	3,865
6,321	Eshraq Properties Co. PJSC[1]	1,759
1,407	National Bank of Ras Al-Khaimah PSC (The)	3,045
17,097	RAK Properties PJSC	3,464
2,646	Union National Bank PJSC	4,915

		20,986

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Qatar — 0.3%
468	Barwa Real Estate Co.	$6,400
209	Gulf International Services QSC	5,101
269	Qatar Navigation QSC	7,425

		18,926

	Peru — 0.0%
7,731	Corp. Aceros Arequipa SA	914

	TOTAL COMMON STOCKS (Cost $5,934,171)	6,533,219

PREFERRED STOCKS — 5.2%

	Brazil — 4.1%
4,118	Banco ABC Brasil SA, 5.16%	17,631
4,400	Banco Daycoval SA, 6.34%	11,698
3,500	Banco do Estado do Rio Grande do Sul, 6.42%	13,580
10,800	Cia de Saneamento do Parana, 8.96%	17,923
900	Cia Energetica de Sao Paulo, 25.49%	5,675
600	Cia Paranaense de Energia, 6.80%	6,753
2,300	Contax Participacoes SA, 21.48%	1,015
5,500	Eletropaulo Metropolitana Eletricidade de Sao Paulo SA, 3.38%	19,806
6,577	Itau Unibanco Holding SA, ADR, 4.03%	84,317
22,037	Itausa — Investimentos Itau SA, 4.22%	77,603
49	Parana Banco SA, 5.64%	190
2,760	Petroleo Brasileiro SA, Sponsored ADR, 0.00%	23,957
1,300	Vale SA, ADR, 9.46%	7,865

		288,013

	Colombia — 0.1%
490	Banco Davivienda SA, 2.86%	5,698

	Russia — 0.4%
38,200	Surgutneftegas OJSC, 0.00%	28,997

	South Korea — 0.6%
38	Samsung Electronics Co, Ltd., 1.91%	38,558

	TOTAL PREFERRED STOCKS (Cost $423,348)	361,266

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2015 — (Unaudited)

Shares		Value

WARRANT — 0.0%

	Malaysia — 0.0%
513	Mah Sing Group BHD (Expires 02/21/20),1	$35

	TOTAL WARRANT (Cost $—)	35

Face
Amount

REPURCHASE AGREEMENTS* — 0.7%
$47,175	With State Street Bank and Trust Co., dated 4/30/15, 0.01%, principal and interest in the amount of $47,175, due 5/1/15, (collateralized by a FNMA security with a par value of $48,482, coupon rate of 3.034%, due 1/1/42, market value of $50,871)	47,175

	TOTAL REPURCHASE AGREEMENTS (Cost $47,175)	47,175

TOTAL INVESTMENTS (Cost $6,404,694)[5]	100.2%	$6,941,695
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.2)	(10,710)

NET ASSETS	100.0%	$6,930,985

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Illiquid security.
[3]	Security is fair valued by management.
[4]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transasctions exempt from registration, normally to qualified buyers.
[5]	Aggregate cost for federal tax purposes was $6,442,053.
Abbreviations:
ADR — American Depositary Receipt
FNMA — Federal National Mortgage Association
GDR — Global Depositary Receipt
REIT — Real Estate Investment Trust

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2015 — (Unaudited)

INDUSTRY DIVERSIFICATION

On April 30, 2015, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

INDUSTRIES:
Banks	21.1%	$1,463,922
Oil, Gas & Consumable Fuels	9.5	657,240
Semiconductors & Semiconductor Equipment	8.0	555,590
Metals & Mining	5.6	384,633
Technology Hardware, Storage & Peripherals	5.1	355,278
Electric Utilities	4.1	287,271
Food Products	4.0	278,988
Electronic Equipment, Instruments & Components	3.4	236,500
Real Estate Management & Development	3.3	226,366
Airlines	2.5	175,658
Internet Software & Services	2.5	173,367
Chemicals	2.5	170,418
Wireless Telecommunication Services	2.4	163,720
Diversified Telecommunication Services	2.3	156,472
Insurance	2.1	144,595
Textiles, Apparel & Luxury Goods	1.7	115,638
Auto Components	1.7	115,263
Automobiles	1.5	105,656
Diversified Financial Services	1.5	101,965
Independent Power Producers & Energy Traders	1.4	99,684
Capital Markets	1.3	91,431
Household Durables	1.1	77,633
Media	1.1	76,309
Real Estate Investment Trusts	1.0	71,395
Beverages	0.7	45,128
Transportation Infrastructure	0.6	44,033
Construction Materials	0.6	42,950
Industrial Conglomerates	0.6	41,692
Specialty Retail	0.6	38,428
Construction & Engineering	0.6	38,287
Consumer Finance	0.5	34,098
Building Products	0.5	32,402
Distributors	0.4	29,941
Commercial Services & Supplies	0.4	25,150
Thrifts & Mortgage Finance	0.4	24,456
Marine	0.3	21,800
Water and Sewer	0.3	21,260
Personal Products	0.3	20,810
Multi-line Retail	0.3	19,954
Machinery	0.2	16,826

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2015 — (Unaudited)

On April 30, 2015, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

Containers & Packaging	0.2%	$16,189
Paper & Forest Products	0.2	14,851
Software	0.2	12,567
Aerospace & Defense	0.2	12,324
Gas Utilities	0.1	9,904
Energy Equipment & Services	0.1	9,207
Hotels, Restaurants & Leisure	0.1	8,985
Health Care Providers & Services	0.1	8,170
Office Electronics	0.1	7,988
Pharmaceuticals	0.1	5,732
Health Care Equipment & Supplies	0.1	4,088
Trading Companies & Distributors	0.0	1,671
Communications Equipment	0.0	637

TOTAL COMMON STOCKS, PREFERRED STOCKS AND WARRANTS	99.5%	$6,894,520
REPURCHASE AGREEMENTS	0.7	47,175

TOTAL INVESTMENTS	100.2%	$6,941,695

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited)

1.	Organization and Significant Accounting Policies

As of April 30, 2015, the Glenmede Fund, Inc. (the “Fund”) consists of eighteen portfolios: the Government Cash Portfolio, the Tax-Exempt Cash Portfolio, the Core Fixed Income Portfolio, the Strategic Equity Portfolio, the Small Cap Equity Portfolio, the Mid Cap Equity Portfolio, the Large Cap Value Portfolio, the U.S. Emerging Growth Portfolio, the Large Cap Core Portfolio, the Large Cap Growth Portfolio, the Long/Short Portfolio, the Total Market Portfolio, the Secured Options Portfolio, the International Secured Options Portfolio, the International Portfolio, the Philadelphia International Fund, the Philadelphia International Small Cap Fund, and the Philadelphia International Emerging Markets Fund (each, a “Portfolio” and collectively, the “Portfolios”). The Fund was incorporated in the State of Maryland on June 30, 1988, and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Since January 2, 1998, the Small Cap Equity Portfolio has consisted of two classes of shares: the Advisor Class and the Institutional Class. The Mid Cap Equity Portfolio commenced operations on September 30, 2014. The Mid Cap Equity Portfolio consists of two classes of shares: the Advisor Class and the Institutional Class. As of April 30, 2015, Institutional Class shares of the Mid Cap Equity Portfolio have not been issued.

Currently, the Philadelphia International Small Cap Fund and the Philadelphia International Emerging Markets Fund each have registered two classes of shares: Class I and Class IV.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S.”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.

Valuation of Securities: As permitted under Rule 2a-7 of the 1940 Act, securities held by the Government Cash Portfolio and Tax-Exempt Cash Portfolio are valued by the “amortized cost” method of valuation, which approximates current value. Amortized cost valuation involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument. These valuations are typically categorized as Level 2 in the fair value hierarchy described below.

Equity securities and options listed on a U.S. securities exchange, including exchange traded funds, for which market quotations are readily available are valued at the last quoted sale price as of the close of the exchange’s regular trading hours on the day the valuation is made. These securities are typically categorized as Level 1 in the fair value hierarchy. Price information on listed securities is taken from the exchange where the securities are primarily traded. Securities traded on the NASDAQ System are valued at the NASDAQ Official Closing Price (“NOCP”) and are typically categorized as Level 1 in the fair value

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)

hierarchy. Unlisted equity securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at an amount that does not exceed the asked price and is not less than the bid price and are typically categorized as Level 2. If no sales are reported, exchange traded options are valued at the last bid price for purchased options and the last ask price for written options and are typically categorized as Level 2. Options traded over-the-counter are valued using prices supplied by dealers and are typically categorized as Level 2. Securities and options listed on a foreign exchange and unlisted foreign securities that are traded on the valuation date are valued at the last quoted sales price available before the time when assets are valued and are typically categorized as Level 1. Investments in open-end registered investment companies are valued at their respective net asset values as reported by such companies. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Bonds and other fixed-income securities are valued at the most recent quoted bid price or, when exchange valuations are used, at the latest quoted sale price on the day of valuation. Such securities are typically categorized as Level 2 in the fair value hierarchy. In addition, bond and other fixed-income securities may be valued on the basis of prices provided by a pricing service or by using a matrix or formula. In such instances, when the Portfolio’s investment advisor believes such prices reflect the fair market value of such securities and are based on observable inputs, these securities are typically categorized as Level 2. Debt securities purchased by non-money market Portfolios with maturities of 60 days or less at the time of purchase are valued at amortized cost and are typically categorized as Level 2.

When market quotations are not readily available or events occur that make established valuation methods unreliable, securities and other assets are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board of Directors of the Fund (the “Board”) and are typically categorized as Level 3 in the fair value hierarchy. The fair value of securities is generally determined as the amount that a Portfolio could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount. For foreign equity securities, other than those traded on a U.S. stock exchange and American Depositary Receipts, the Board has authorized the use of an independent fair valuation service to provide the fair value for foreign equity securities on days when a change has occurred in the closing level of the S&P 500® Index by an amount approved by the Board from the previous trading day’s closing level and other criteria have been met. The investment adviser to the relevant Portfolio reviews the fair values provided, periodically reviews the methodology and procedures used in providing values to the Portfolio and evaluates the accuracy of the prices provided by the fair valuation service. Securities using these valuation adjustments are generally categorized as Level 2. In that regard, at April 30, 2015 certain foreign equity securities held by the Philadelphia International Small Cap Fund and Philadelphia International Emerging Markets Fund were fair valued using valuations provided by an independent valuation service.

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)

Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurements” defines fair value, establishes a three-level hierarchy for measuring fair value and expands disclosure about fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of each Portfolio’s investments. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. These inputs are summarized in the three levels listed below:

Level 1 — quoted prices in active markets for identical investments;

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, adjusted quoted prices on foreign equity securities and others) or valuations based on quoted prices in markets that are not active; and

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Changes in valuation techniques may result in changing an investment’s assigned level within the hierarchy.

The Strategic Equity Portfolio, Small Cap Equity Portfolio, Mid Cap Equity Portfolio, Large Cap Value Portfolio, U.S. Emerging Growth Portfolio, Large Cap Core Portfolio, Large Cap Growth Portfolio, Long/Short Portfolio, Total Market Portfolio, Secured Options Portfolio, International Secured Options Portfolio and International Portfolio had all investments with corresponding industries at Level 1 except repurchase agreements which were at Level 2, at April 30, 2015. The Government Cash Portfolio and Tax-Exempt Cash Portfolio had all long-term and short-term investments with corresponding industries at Level 2 at April 30, 2015. As of April 30, 2015, the Philadelphia International Fund was in the process of liquidating and was comprised of cash only. Effective May 15, 2015, the Philadelphia International Fund was liquidated.

Securities in the Philadelphia International Small Cap Fund and Philadelphia International Emerging Markets Fund with a value of $1,108,821 and $55,470, respectively, transferred from Level 1 to Level 2 due to foreign equity securities being fair valued using valuations provided by an independent valuation service. In addition, securities in the Philadelphia International Small Cap Fund and Philadelphia International Emerging Markets Fund with a value of $1,055,972 and $119,125, respectively, transferred from Level 2 to Level 1 due to these securities no longer being fair valued. Transfers into and out of a level are recognized at the end of the reporting period.

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)

The following is a summary of the inputs used as of April 30, 2015 in valuing the assets and liabilities of the Core Fixed Income Portfolio, Philadelphia International Small Cap Fund and Philadelphia International Emerging Markets Fund:

Core Fixed Income Portfolio

ASSETS VALUATION INPUT

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Agency Notes
Federal Home Loan Bank	$—	$25,982,090	$—	$25,982,090
Federal Home Loan Mortgage Corporation	—	16,259,740	—	16,259,740
Federal National Mortgage Association	—	5,429,440	—	5,429,440

Total Agency Notes	—	47,671,270	—	47,671,270

Mortgage-Backed Securities
Federal Home Loan Mortgage Corporation	—	18,759,902	—	18,759,902
Federal National Mortgage Association	—	62,520,065	—	62,520,065
Government National Mortgage Association	—	4,873,646	—	4,873,646

Total Mortgage-Backed Securities	—	86,153,613	—	86,153,613

Corporate Notes	—	195,924,845	—	195,924,845
US Treasury Notes/Bonds	—	76,861,425	—	76,861,425
Municipal Bonds	—	6,217,317	—	6,217,317
Repurchase Agreements	—	10,680,000	—	10,680,000
Investment of Security Lending Collateral	1,864,745	—	—	1,864,745

Total Investments	1,864,745	423,508,470	—	425,373,215

Total	$1,864,745	$423,508,470	$—	$425,373,215

Philadelphia International Small Cap Fund

ASSETS VALUATION INPUT

Quoted
Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks
Japan	$366,096	$10,035,063	$—	$10,401,159

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
United Kingdom	$1,669,018	$5,353,980	$—	$7,022,998
Australia	225,424	1,986,747	—	2,212,171
Germany	28,032	1,667,230	—	1,695,262
Sweden	—	1,637,228	—	1,637,228
France	468,581	1,047,844	—	1,516,425
Switzerland	208,104	1,213,135	—	1,421,239
Italy	236,361	1,049,935	—	1,286,296
Spain	23,229	935,577	—	958,806
Hong Kong	345,374	562,667	—	908,041
Singapore	323,996	560,894	—	884,890
Norway	275,163	529,807	—	804,970
Finland	116,207	508,286	—	624,493
Denmark	—	547,556	—	547,556
Belgium	—	521,230	—	521,230
Austria	819	440,238	—	441,057
Netherlands	11	437,758	—	437,769
Israel	97,340	282,196	—	379,536
Ireland	198,184	110,291	—	308,475
New Zealand	103,855	178,722	—	282,577
Portugal	—	168,507	—	168,507

Total Common Stocks	4,685,794	29,774,891	—	34,460,685

Preferred Stocks
Germany	30,985	2,615	—	33,600

Total Preferred Stocks	30,985	2,615	—	33,600

Mutual Funds
United Kingdom	228,461	—	—	228,461

Total Mutual Funds	228,461	—	—	228,461

Rights
Hong Kong	—	3,940	—	3,940

Total Rights	—	3,940	—	3,940

Repurchase Agreements	—	28,083	—	28,083

Total Investments	4,945,240	29,809,529	—	34,754,769

Total	$4,945,240	$29,809,529	$—	$34,754,769

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)

Philadelphia International Emerging Markets Fund

ASSETS VALUATION INPUT

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks
China	$40,986	$1,256,483	$381	$1,297,850
South Korea	90,638	1,010,827	—	1,101,465
Taiwan	288,142	656,852	—	944,994
Russia	26,264	528,669	—	554,933
Brazil	422,903	—	—	422,903
Hong Kong	4,906	413,812	0	418,718
South Africa	149,243	199,522	—	348,765
Turkey	19,793	207,229	—	227,022
Poland	8,359	210,388	—	218,747
Thailand	209,996	—	—	209,996
Malaysia	52,688	150,337	0	203,025
India	20,687	171,473	—	192,160
Greece	32,591	51,457	—	84,048
Chile	66,246	—	—	66,246
Mexico	47,416	—	—	47,416
Colombia	41,592	—	—	41,592
Hungary	5,157	36,213	—	41,370
Czech Republic	25,423	12,236	—	37,659
Indonesia	20,690	12,794	—	33,484
United Arab Emirates	—	20,986	—	20,986
Qatar	—	18,926	—	18,926
Peru	914	—	—	914

Total Common Stocks	1,574,634	4,958,204	381	6,533,219

Preferred Stocks
Brazil	288,013	—	—	288,013
Colombia	5,698	—	—	5,698
Russia	—	28,997	—	28,997
South Korea	—	38,558	—	38,558

Total Preferred Stocks	293,711	67,555	—	361,266

Warrants
Malaysia	35	—	—	35

Total Warrants	35	—	—	35

Repurchase Agreements	—	47,175	—	47,175

Total Investments	1,868,380	5,072,934	381	6,941,695

Total	$1,868,380	$5,072,934	$381	$6,941,695

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)

The following tables include roll-forwards of the amounts for the six months ended April 30, 2015 for long-term investments classified within Level 3.

Philadelphia International Small Cap Fund

									Net
									Change in
									Unrealized
									Gain
									(Loss) from
			Change in						Investments
	Balance as of	Realized	Unrealized			Transfers		Balance as of	Held at
Investments in	October 31,	Gain	Gain			into	Transfers out of	April 30,	April 30,
Securities	2014	(Loss)	(Loss)	Purchases	Sales	Level 3	Level 3	2015	2015
RIGHTS
Portugal	$3,864	$14	$(3,864)	$0	$(14)	$0	$0	$0	$0

Total	$3,864	$14	$(3,864)	$0	$(14)	$0	$0	$0	$0

Philadelphia International Emerging Markets Fund

									Net
									Change in
									Unrealized
									Gain
									(Loss) from
			Change in						Investments
	Balance as of	Realized	Unrealized					Balance as of	Held at
Investments in	October 31,	Gain	Gain			Transfers	Transfers out of	April 30,	April 30,
Securities	2014	(Loss)	(Loss)	Purchases	Sales	into Level 3	Level 3	2015	2015
COMMON STOCK
China	$12,433	$0	$(12,052)	$0	$0	$0	$0	$381	$56
Hong Kong	$0	$0	$0	$0	$0	$0	$0	$0	$0
Malaysia	$0	$0	$0	$0	$0	$0	$0	$0	$0
South Korea	$22,196	$0	$1,023	$0	$(23,219)	$0	$0	$0	$0
RIGHTS
Hong Kong	$60	$21	$(60)	$0	$(21)	$0	$0	$0	$0
United Arab Emirates	$31	$0	$(31)	$0	$0	$0	$0	$0	$0

Total	$34,720	$21	$(11,120)	$0	$(23,240)	$0	$0	$381	$56

Repurchase Agreements: Each Portfolio may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the applicable Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the applicable Portfolio to resell the obligation at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio’s holding period. The seller’s obligation is secured by collateral (underlying securities) segregated on behalf of the Portfolio. The value of the collateral at the time of execution must be at least equal to 102% of the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Portfolio has the right to sell the collateral to offset losses incurred. There is a potential for loss to the Portfolio in the event a Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)

the Portfolio seeks to assert its rights. The Portfolio’s investment advisor, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which each Portfolio enters into repurchase agreements to evaluate potential risks.

Master Repurchase Agreements (“MRA”) permit the Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the applicable Portfolio receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Portfolio upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Portfolio would recognize a liability with respect to such excess collateral to reflect the Portfolio’s obligation under bankruptcy law to return the excess to the counterparty. The gross value and related collateral received for each Portfolio’s investments in repurchase agreements as of April 30, 2015 are presented in each Portfolio’s Schedule of Portfolio Investments and the value of these investments are also presented in the Statements of Assets and Liabilities.

Foreign Currency Translation: The books and records of each Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at exchange rates prevailing on the dates of such transactions. Unrealized gains and losses that result from changes in foreign currency exchange rates have been included in the unrealized gains and losses on foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of each Portfolio and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the purchase settlement date and subsequent sale trade date is included in realized gains and losses on investment transactions. The Portfolios do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations in the market prices of securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations in the market prices of portfolio securities sold during the period.

Foreign Securities: The Strategic Equity Portfolio, Small Cap Equity Portfolio, Mid Cap Equity Portfolio, Large Cap Value Portfolio, U.S. Emerging Growth Portfolio, Large Cap Core Portfolio, Large Cap Growth Portfolio, Long/Short Portfolio, Total Market Portfolio, Secured Options Portfolio, International Secured Options Portfolio, International Portfolio, Philadelphia International Fund, Philadelphia International Small Cap Fund and Philadelphia International Emerging Markets Fund may invest in foreign securities. Investing in securities of foreign

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)

companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and the U.S. government. These risks include valuation of currencies and future adverse political and economic developments. Moreover, securities of some foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government. This is particularly true with respect to emerging markets in developing countries.

Options Transactions: The Strategic Equity Portfolio, Large Cap Value Portfolio, Long/Short Portfolio, Secured Options Portfolio, International Secured Options Portfolio, Philadelphia International Small Cap Fund and Philadelphia International Emerging Markets Fund are subject to equity price risk and may purchase or write covered call options or secured put options to hedge against changes in the value of securities each Portfolio owns or expects to own. The Secured Options Portfolio and International Secured Options Portfolio use option strategies also in an effort to earn options premiums and to provide more stable returns. These options may relate to particular securities or securities indices and may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation. A call option gives the option holder the right to purchase the underlying security at a specified price until a specified date. A put option gives the option holder the right to sell the underlying security at a specified price until a specified date. The risk in writing a call option is that the Portfolio may forgo the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform. Portfolio assets covering written options cannot be sold while the option is outstanding, unless replaced by similar assets. A Portfolio also risks losing all or part of the cash paid for purchasing call and put options. The Portfolios may also write over-the-counter options where completing the obligation depends upon the credit standing of the other party. The Strategic Equity Portfolio, Large Cap Value Portfolio, Long/Short Portfolio, Philadelphia International Small Cap Fund and Philadelphia International Emerging Markets Fund did not enter into any options transactions during the six months ended April 30, 2015. During the six months ended April 30, 2015, the Secured Options Portfolio wrote put options and the International Secured Options Portfolio wrote put and call options in an attempt to achieve their respective investment objective and strategies.

Written options are recorded in each Portfolio’s Statement of Assets and Liabilities as a liability to the extent of premiums received. Gains or losses are realized when the option transaction expires or closes. Cash collateral held by the Fund’s custodian and pledged to secure open written put option contracts are included in “Cash collateral on deposit at broker” in the Statement of Assets and Liabilities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction of cost. Realized gains and losses on purchased options, if any, are included with net realized

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)

gains and losses on investment transactions in each Portfolio’s Statement of Operations.

Information regarding transactions in written option contracts for the Secured Options Portfolio and the International Secured Options Portfolio for the six months ended April 30, 2015 are included in Note 2.

Lending of Portfolio Securities: Each Portfolio, using State Street Bank and Trust Company (“State Street”) as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lenders’ fees. These fees are disclosed as “Income from security lending” in the Statement of Operations, net of expenses retained by State Street as compensation for its services as lending agent. Each applicable Portfolio receives cash collateral, which may be invested by the lending agent in short-term instruments, in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the applicable Portfolio on the next business day. On behalf of the Long/Short Portfolio and Total Market Portfolio, some or all of the cash collateral may be used to finance short sales. As of April 30, 2015, 85.93% of the cash collateral received by the Total Market Portfolio was used to finance short sales. As of April 30, 2015, the cash collateral received by the Core Fixed Income Portfolio, Small Cap Equity Portfolio, U.S. Emerging Growth Portfolio, Large Cap Core Portfolio, Long/Short Portfolio and the remaining cash collateral received by the Total Market Portfolio was invested in the State Street Navigator Securities Lending Prime Portfolio, which is a 1940 Act money market fund. To the extent that advisory or other fees paid by the State Street Navigator Securities Lending Prime Portfolio are for the same or similar services as fees paid by the applicable Portfolio, there will be a layering of fees, which would increase expenses and decrease returns. Information regarding the value of the securities loaned and the value of the collateral at period end is included at the end of each applicable Portfolio’s Statement of Assets and Liabilities, Schedule of Portfolio Investments and Note 7. A Portfolio could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities when due. A Portfolio may also record realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. Such loans would involve risks of delay in receiving additional collateral in the event that the collateral decreased below the value of the securities loaned or risks of the loss of rights in the collateral should the borrower of the securities fail financially.

Securities Sold Short: The Long/Short Portfolio and Total Market Portfolio may engage in short sales, which are sales by the applicable Portfolio of securities which have been borrowed from a third party on the expectation that the market price will decline. If the price of the securities declines, the Portfolio will make a profit by purchasing the securities in the open market at a lower price than the one at which it sold the securities. If the price of the securities increases, the Portfolio may have to cover its short positions at a higher price than the short sale price, resulting in a loss. Gains are limited to the price at which the Portfolios sold the security short, while losses are potentially unlimited in size. Each Portfolio pledges securities and/or other assets, which may include cash collateral from securities lending activities, to the lender as collateral. Proceeds received from

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)

short sales may be maintained by the lender as collateral or may be released to the Portfolio and used to purchase additional securities or for any other purpose. The “Short position flex fees” on the Statement of Operations are fees charged by the lender for releasing the cash proceeds to the Total Market Portfolio. Each Portfolio is required to segregate an amount of cash, cash equivalents or other appropriate liquid marketable securities with the custodian in at least an amount equal to the current market value of the securities sold short (less any additional collateral held by the lender) and the amount of any securities lending cash collateral used to finance short sales until the Portfolio replaces a borrowed security. Depending on arrangements made with the lender or custodian, the Portfolio may not receive any payments (including interest) on the deposits made with the lender or custodian. The Portfolio is liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are recorded as an expense of the Portfolio. As of April 30, 2015, the Long/Short Portfolio and the Total Market Portfolio had pledged cash in the amount of $116,441,001 and $24,357,424 respectively to State Street, as collateral for short sales. These amounts are included in the “Cash collateral on deposit at broker” on the Statement of Assets and Liabilities. The Total Market Portfolio also pledged securities in the amount of $3,024,116 to State Street, as collateral for short sales. In addition, State Street has a perfected security interest in each such Portfolio’s assets.

Investment Company Securities and Exchange-Traded Funds: Subject to applicable regulatory requirements, all Portfolios may invest in shares of other registered investment companies, including exchange-traded funds (“ETFs”) and the International Portfolio also invested in the Philadelphia International Emerging Markets Fund until December 29, 2014, when the International Portfolio’s principal investment strategies changed. Pursuant to orders issued by the SEC to certain ETFs, each Portfolio may seek to invest in ETFs beyond the statutory limitations, provided the Portfolio complies with certain conditions of the SEC orders. Some ETFs seek to track the performance of a particular market index. These indices include both broad-market indices and more narrowly-based indices, including those relating to particular sectors, markets, regions, or industries. However, some ETFs have an actively managed investment objective. ETF shares and closed-end fund shares are traded like traditional equity securities on a national securities exchange or NASDAQ. Each Portfolio will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies, which will affect the return of the applicable Portfolio. To the extent that the International Portfolio invested in the Philadelphia International Emerging Markets Fund, the investment management fees were reduced to the extent of such investment.

Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividend income for foreign securities is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded “net of withholding tax” as soon thereafter as a Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis and includes, when appropriate, amortization of premiums and accretion of discounts.

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled after a period longer than the regular settlement time of trade date plus three business days. Interest income is accrued based on the terms of the security on settlement date. Each Portfolio segregates assets with a current value at least equal to the amount of its when-issued purchase commitments. When-issued purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date, or if the counterparty does not perform under the contract.

Dividends and Distributions to Shareholders: Dividends from net investment income, if any, of the Government Cash Portfolio and Tax-Exempt Cash Portfolio are declared each day the Portfolios are open for business and are paid monthly. Dividends from net investment income, if any, of the Core Fixed Income Portfolio are declared and paid monthly. Dividends from net investment income, if any, of the Strategic Equity Portfolio, Small Cap Equity Portfolio, Mid Cap Equity Portfolio, Large Cap Value Portfolio, U.S. Emerging Growth Portfolio, Large Cap Core Portfolio, Large Cap Growth Portfolio, Long/Short Portfolio, Total Market Portfolio, Secured Options Portfolio, International Secured Options Portfolio, International Portfolio, Philadelphia International Fund, Philadelphia International Small Cap Fund and Philadelphia International Emerging Markets Fund are declared and paid quarterly. Each Portfolio distributes any net realized capital gains on an annual basis. Additional distributions of net investment income and capital gains for each Portfolio may be made at the discretion of the Board in order to avoid a nondeductible excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended (the “Code”).

Income and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the U.S. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Portfolio, timing differences and differing characterization of distributions made by each Portfolio.

Income and Expense Allocation: Expenses which are not readily identifiable to a specific Portfolio are allocated among Portfolios taking into consideration, among other things, the nature and type of expenses and the relative size of each Portfolio. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class, such as shareholder servicing fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class.

Purchase Premiums and Redemption Fees: Effective March 12, 2014, The Philadelphia International Small Cap Fund and the Philadelphia International Emerging Markets Fund have eliminated purchase premiums and redemption fees on subscriptions or redemptions, respectively. The purchase premium and redemption fee were paid by the purchasing or redeeming shareholder and retained by the Portfolio to help offset estimated portfolio transaction costs and other related costs incurred by the Portfolio as a result of a purchase or redemption by allocating estimated transaction costs to the purchasing or redeeming shareholder. Such fees were retained by the Portfolio and included in proceeds from shares sold or deducted from cost of shares redeemed.

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)

Federal Income Taxes: Each Portfolio intends to qualify as a regulated investment company by complying with the requirements of the Code applicable to regulated investment companies, and by distributing substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the U.S.

“Accounting for Uncertainty in Income Taxes — an interpretation of FASB ASC 740” (“ASC 740”) clarifies the accounting for uncertainty in income taxes recognized in accordance with ASC 740, “Accounting for Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. Each Portfolio’s federal tax returns filed in the 3-year period ended October 31, 2014 remains subject to examination by the Internal Revenue Service.

On October 31, 2014, the tax year end of the Fund, the following Portfolios had available capital loss carryforwards to be utilized in future periods to offset future capital gains through the indicated expiration dates as follows:

	Expiring October 31,
					Unlimited	Unlimited
Portfolio	2015	2016	2017	2018	(Short Term)	(Long Term)
Government Cash Portfolio	$—	$—	$—	$—	$4,192	$—
Tax-Exempt Cash Portfolio	—	—	—	800	—	—
Core Fixed Income Portfolio	—	—	—	—	—	1,834,104
Mid Cap Equity Portfolio	—	—	—	—	3,743	—
Long/Short Portfolio	1,396,108	404,939	5,227,189	—	5,111,827	—
International Portfolio	—	—	55,170,197	—	—	—
Philadelphia International Fund	—	—	79,417,204	—	—	—
Philadelphia International Small Cap Fund	—	—	—	—	8,576	2,474

During the year ended October 31, 2014, as permitted under federal income tax regulations, Small Cap Equity Portfolio, U.S. Emerging Growth Portfolio and Long/Short Portfolio elected to defer $1,024,857, $28,887 and $502,684, respectively, of late year ordinary losses.

During the year ended October 31, 2014, the following Portfolios utilized capital loss carryforwards:

Government Cash Portfolio	$3,232
International Portfolio	$7,351,792
Philadelphia International Fund	$2,857,438
Philadelphia International Small Cap Fund	$142,665

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted. The Act modernizes several of the federal income and excise tax provisions related to regulated investment companies,

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)

and, with certain exceptions, was effective for taxable years beginning after December 22, 2010. However, the Act was effective with respect to the Philadelphia International Small Cap Fund and the Philadelphia International Emerging Markets Fund upon each Portfolio’s commencement of investment operations in 2011. Among the changes made are changes to the capital loss carryforward rules allowing for capital losses to be carried forward indefinitely. Rules in effect prior to the effective date of the Act limited the carryforward period to eight years. Capital loss carryforwards generated in taxable years beginning after the effective date of the Act must be fully used before capital loss carryforwards generated in taxable years prior to effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of the report date, if any, may expire unused.

As of October 31, 2014, the tax year end of the Fund, the components of distributable earnings on a tax basis were as follows:

	Undistributed	Undistributed	Undistributed	Total*
	Tax-exempt	Ordinary	Long-Term	Distributable
Portfolio	Income	Income	Gain	Earnings
Government Cash Portfolio	$—	$71	$—	$(4,121)
Tax-Exempt Cash Portfolio	—	—	—	(800)
Core Fixed Income Portfolio	—	807,845	—	11,427,043
Strategic Equity Portfolio	—	810,030	20,739,144	82,519,065
Small Cap Equity Portfolio	—	—	66,287,570	243,139,946
Mid Cap Equity Portfolio	—	—	—	458,006
Large Cap Value Portfolio	—	4,983,869	8,147,140	28,825,444
U.S. Emerging Growth Portfolio	—	1,323	3,627,926	9,989,847
Large Cap Core Portfolio	—	462,614	23,121,792	138,797,914
Large Cap Growth Portfolio	—	251,605	19,351,081	102,238,920
Long/Short Portfolio	—	—	—	(3,068,872)
Total Market Portfolio	—	36,933	3,729,121	17,200,702
Secured Options Portfolio	—	5,867,462	12,943,996	22,635,845
International Secured Options Portfolio	—	1,357,336	—	711,121
International Portfolio	—	118,925	—	(50,648,582)
Philadelphia International Fund	—	51,986	—	(77,531,190)

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)

	Undistributed	Undistributed	Undistributed	Total*
	Tax-exempt	Ordinary	Long-Term	Distributable
Portfolio	Income	Income	Gain	Earnings
Philadelphia International Small Cap Fund	$—	$624,140	$1,437,278	$1,327,337
Philadelphia International Emerging Markets Fund	—	—	—	(180,570)

* Total Distributable Earnings are additionally comprised of Net Unrealized Appreciation/(Depreciation), late year ordinary loss deferral, and Capital Loss Carryforwards, which are shown elsewhere in the Notes to Financial Statements.

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, nontaxable dividends received from investments and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

For the year ended October 31, 2014, Government Cash Portfolio’s, Tax-Exempt Cash Portfolio’s and Core Fixed Income Portfolio’s components of distributable earnings on a tax basis were equal to the components of distributable earnings on a book basis.

The tax character of distributions paid during the year ended October 31, 2014, was as follows:

				Return
	Tax	Ordinary	Long-Term	of
Portfolio	Exempt	Income	Gains	Capital
Government Cash Portfolio	$—	$420	$—	$—
Tax-Exempt Cash Portfolio	369	—	—	—
Core Fixed Income Portfolio	—	9,552,956	823,742	—
Strategic Equity Portfolio	—	3,796,479	16,500,967	—
Small Cap Equity Portfolio	—	10,832,797	32,389,984	—
Large Cap Value Portfolio	—	5,633,501	7,454,307	—
U.S. Emerging Growth Portfolio	—	26,571	311,258	—
Large Cap Core Portfolio	—	4,744,466	5,698,660	—
Large Cap Growth Portfolio	—	2,531,611	8,275,345	—
Total Market Portfolio	—	190,914	4,877	—
Secured Options Portfolio	—	14,504,945	26,451,795	—
International Secured Options Portfolio	—	8,249,560	—	—
International Portfolio	—	930,399	—	—
Philadelphia International Fund	—	507,268	—	—
Philadelphia International Small Cap Fund	—	1,478,814	5,538	—
Philadelphia International Emerging Markets Fund	—	1,952,970	1,810,671	571,519

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)

For the year ended October 31, 2014, permanent differences between financial and tax reporting related primarily to paydowns, REITs, foreign currency gain/(loss), distribution reallocations, net operating losses, nontaxable dividends received from investments, capital gains tax and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies were identified and reclassified among the components of the following Portfolios’ respective net assets, as identified below. These reclassifications had no effect on net assets.

	Accumulated Net	Net Realized	Paid-In
Portfolio	Investment Income	Gain (Loss)	Capital
Core Fixed Income Portfolio	$534,819	$(534,819)	$—
Small Cap Equity Portfolio	1,797,540	(1,766,103)	(31,437)
Mid Cap Equity Portfolio	1,426	—	(1,426)
Large Cap Value Portfolio	22,470	(22,470)	—
U.S. Emerging Growth Portfolio	(3,579)	3,579	—
Large Cap Growth Portfolio	(32,839)	32,839	—
Long/Short Portfolio	134,470	(25,360)	(109,110)
Total Market Portfolio	9,780	(9,780)	—
Secured Options Portfolio	2,757,158	(2,757,158)	—
International Secured Options Portfolio	—	(310,456)	310,456
International Portfolio	(63,203)	63,203	—
Philadelphia International Fund	(27,134)	27,134	—
Philadelphia International Small Cap Fund	21,580	(21,580)	—
Philadelphia International Emerging Markets Fund	(34,037)	142,547	(108,510)

As of April 30, 2015, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

Portfolio	Appreciation	(Depreciation)	Net
Core Fixed Income Portfolio	$15,613,070	$301,791	$15,311,279
Strategic Equity Portfolio	59,097,828	345,532	58,752,296
Small Cap Equity Portfolio	298,221,233	54,961,125	243,260,108
Mid Cap Equity Portfolio	1,559,821	325,850	1,233,971
Large Cap Value Portfolio	10,923,100	1,139,730	9,783,370
U.S. Emerging Growth Portfolio	6,737,045	705,602	6,031,443
Large Cap Core Portfolio	134,400,235	12,857,189	121,543,046
Large Cap Growth Portfolio	146,065,817	17,533,925	128,531,892
Long/Short Portfolio	21,902,486	6,637,398	15,265,088
Total Market Portfolio	18,129,480	2,730,954	15,398,526
Secured Options Portfolio	4,188,250	—	4,188,250
International Secured Options Portfolio	5,146,590	1,619,952	3,526,638
International Portfolio	4,297,120	857,015	3,440,105

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)

Portfolio	Appreciation	(Depreciation)	Net
Philadelphia International Small Cap Fund	$3,947,566	$1,188,518	$2,759,048
Philadelphia International Emerging Markets Fund	1,016,000	516,358	499,642

Other: In the normal course of business, the Fund enters into contracts that may include agreements to indemnify another party under given circumstances. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the Fund. However, based on experience, the risk of material loss from such claims is considered to be remote.

2.	Financial Instruments and Hedging Activities

Transactions in written option contracts for the Secured Options Portfolio and the International Secured Options Portfolio for the six months ended April 30, 2015, are as follows:

Secured Options Portfolio

	Number of	Premiums
	Contracts	Received
Options outstanding at October 31, 2014	1,735	$11,139,448
Options written	10,528	26,394,910
Options terminated in closing purchase transactions	(3,168)	(8,039,841)
Options expired	(7,445)	(22,605,683)

Options outstanding at April 30, 2015	1,650	$6,888,834

International Secured Options Portfolio

	Number of	Premiums
	Contracts	Received
Options outstanding at October 31, 2014	13,137	$1,249,648
Options written	82,472	4,755,270
Options terminated in closing purchase transactions	(39,353)	(3,790,151)
Options exercised	(386)	(107,277)
Options expired	(43,120)	(1,508,494)

Options outstanding at April 30, 2015	12,750	$598,996

Disclosures about Derivative Instruments and Hedging Activities: Each Portfolio follows FASB ASC Topic 815 “Disclosures about Derivative Instruments and Hedging Activities” (“ASC 815”). ASC 815 requires enhanced disclosures about each Portfolio’s use of, and accounting for, derivative instruments and the effect on the results of each Portfolio’s operations and financial position. At April 30, 2015 and during the period then ended, the Secured Options Portfolio and the International Secured Options Portfolio had the following derivatives and

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)

transactions in derivatives, grouped into appropriate risk categories, none of which have been designated as hedging instruments:

Secured Options Portfolio

Liability Derivatives

	Equity
	Contracts
	Risk	Total
Options Written[1]	$(4,775,800)	$(4,775,800)

Total Value	$(4,775,800)	$(4,775,800)

Realized Gain (Loss)

	Equity
	Contracts
	Risk	Total
Options Written[2]	$20,280,889	$20,280,889

Total Realized Gain (Loss)	$20,280,889	$20,280,889

Change In Appreciation (Depreciation)

	Equity
	Contracts
	Risk	Total
Options Written[3]	$(8,182,339)	$(8,182,339)

Total Change in Appreciation (Depreciation)	$(8,182,339)	$(8,182,339)

Number of Contracts, Notional Amounts or Shares/Units4

	Equity
	Contracts
	Risk	Total
Options Written (Notional)	(79,975)	(79,975)

International Secured Options Portfolio

Liability Derivatives

	Equity
	Contracts
	Risk	Total
Options Written[1]	$(828,250)	$(828,250)

Total Value	$(828,250)	$(828,250)

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)

Realized Gain (Loss)

	Equity
	Contracts
	Risk	Total
Options Written[2]	$(1,311,490)	$(1,311,490)

Total Realized Gain (Loss)	$(1,311,490)	$(1,311,490)

Change In Appreciation (Depreciation)

	Equity
	Contracts
	Risk	Total
Options Written[3]	$427,315	$427,315

Total Change in Appreciation (Depreciation)	$427,315	$427,315

Number of Contracts, Notional Amounts or Shares/Units4

	Equity
	Contracts
	Risk	Total
Options Written (Notional)	(668,933)	(668,933)

Additional disclosure about the Secured Options Portfolio’s and International Secured Options Portfolio’s use of options is provided in Note 1 under the heading ‘Options Transactions‘.
[1]	Statements of Assets and Liabilities location: Options written, at value.
[2]	Statements of Operations location: Amount is included in Net realized gain (loss) on Options written.
[3]	Statements of Operations location: Amount is included in Net change in unrealized gain (loss) of Options written.
[4]	Amounts disclosed represents average number of contracts, notional amounts, or shares/units outstanding during the period ended April 30, 2015.

3.	Investment Advisory Fee, Administration Fee and Other Related Party Transactions

Glenmede Investment Management LP (the “Advisor”), a wholly-owned subsidiary of The Glenmede Trust Company, N.A. (“Glenmede Trust”), serves as investment advisor to the Strategic Equity Portfolio, Large Cap Value Portfolio, International Portfolio, Government Cash Portfolio, Tax-Exempt Cash Portfolio, Core Fixed Income Portfolio, Small Cap Equity Portfolio, Mid Cap Equity Portfolio, U.S. Emerging Growth Portfolio, Large Cap Core Portfolio, Large Cap Growth Portfolio, Long/Short Portfolio, Total Market Portfolio, Secured Options Portfolio and International Secured Options Portfolio pursuant to investment management agreements with the Fund. Under these agreements, the Advisor manages the Portfolios, subject to the general supervision of the Board. Prior to January 1, 2007, investment advisory services were provided by Glenmede Trust’s wholly-owned subsidiary, Glenmede Advisers, Inc.

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)

The Government Cash Portfolio and Tax-Exempt Cash Portfolio do not pay a management fee for advisory services. The investors in the Portfolios are clients of Glenmede Trust or its affiliated companies (“Affiliates”). Glenmede Trust or its Affiliates charge a fee directly to their clients for fiduciary, trust and/or advisory services. The actual annual fees (“Client Fees”) charged vary dependent on a number of factors, including the particular services provided to the client, and are generally 1.25% or less of the client’s assets under management. Glenmede Trust and its Affiliates currently exclude the portion of their clients’ assets invested in those Portfolios that pay a management fee to the Advisor when calculating Client Fees. The Small Cap Equity Portfolio, Mid Cap Equity Portfolio, Strategic Equity Portfolio, Large Cap Value Portfolio, U.S. Emerging Growth Portfolio, Large Cap Core Portfolio, Large Cap Growth Portfolio, Secured Options Portfolio and International Secured Options Portfolio each pay the Advisor management fees at the annual rate of 0.55% of such Portfolio’s average daily net assets. The Advisor contractually agreed to waive a portion of its management fees and/or reimburse expenses to the extent that the International Secured Options Portfolio’s annual total operating expenses exceeded 1.00% of such Portfolio’s average daily net assets (excluding Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes) through February 28, 2015, which are included under the caption “Ratio of operating expenses after waiver/reimbursement to average net assets” in the Financial Highlights. These waivers/reimbursements were discontinued because the International Secured Options Portfolio’s expenses had been consistently below the expense cap for over one year. The Advisor has contractually agreed to waive a portion of its management fees and/or reimburse expenses to the extent that the Mid Cap Equity Portfolio’s annual total operating expenses exceed 1.00% of such Portfolio’s Advisor Class average daily net assets (excluding Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2016 which are included, if any, under the caption “Less expenses waived/reimbursed” in the Statement of Operations. Shareholders of the Mid Cap Equity Portfolio will be notified if these waivers/reimbursements are discontinued after that date. The Core Fixed Income Portfolio and International Portfolio pay the Advisor management fees at the annual rate of 0.35% and 0.75%, respectively, of such Portfolio’s average daily net assets. The Advisor contractually agreed that during any time that the International Portfolio invests in a registered investment company or series thereof advised by PIA, its management fees would be waived to the extent of such investment until February 28, 2015. These waivers were discontinued because the International Portfolio no longer invests in a registered investment company or series advised by PIA. These waivers are included under the caption “Ratio of operating expenses after waiver/reimbursement to average net assets” in the Financial Highlights.

The Long/Short Portfolio and Total Market Portfolio pay the Advisor a management fee at the annual rate of 1.20% of each Portfolio’s average daily net assets. Since February 29, 2008, the Advisor has contractually agreed to waive a portion of its management fees so that, after giving effect to such contractual waiver, the management fee for each Portfolio is 0.85% of such Portfolio’s average daily net assets. The Advisor has also contractually agreed to waive an additional portion of its management fees and/or reimburse the Portfolios to the extent that total annual Portfolio operating expenses, as a percentage of

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)

the Portfolio’s daily average net assets, exceed 1.25% (excluding Acquired Fund fees and expenses, short-sale dividends, prime broker interest, brokerage commissions, taxes, interest and extraordinary expenses). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2016, which are included under the caption “Less expenses waived/reimbursed” in the Statement of Operations. Shareholders of the Portfolios will be notified if the waivers/reimbursements are discontinued after that date.

As of April 30, 2015, Philadelphia International Advisors LP (“PIA”), a limited partnership in which Glenmede Trust is a limited partner, serves as investment advisor to the Philadelphia International Fund, Philadelphia International Small Cap Fund and Philadelphia International Emerging Markets Fund. The Philadelphia International Fund pays a management fee to PIA at the annual rate of 0.75% of the Portfolio’s average daily net assets. PIA contractually agreed to waive a portion of its management fees and/or reimburse expenses to the extent that the Philadelphia International Fund’s annual total operating expenses exceed 1.00% of such Portfolio’s average daily net assets (excluding Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes). PIA contractually agreed to these waivers and/or reimbursements until at least February 28, 2016, which are included under the caption “Less expenses waived/reimbursed” in the Statement of Operations. The management fee payments and the waivers terminated when Philadelphia International Fund was liquidated on May 15, 2015. The Philadelphia International Small Cap Fund and the Philadelphia International Emerging Markets Fund each pay PIA management fees at the annual rate of 0.60% and 0.65% respectively, of such Portfolio’s average daily net assets. PIA has contractually agreed to waive a portion of its management fees and/or reimburse expenses (other than Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest, taxes and any other items as agreed by the Fund and PIA from time to time) to the extent the total annual operating expenses, as a percentage of average daily net assets, exceed 1.33% and 1.10% of the Philadelphia International Small Cap Fund-Class I and IV average daily net assets, respectively, and 1.48% and 1.25% of the Philadelphia International Emerging Markets Fund-Class I and IV average daily net assets, respectively. PIA has agreed to these waivers and/or reimbursements until at least February 28, 2016, which are included, if any, under the caption “Less expenses waived/reimbursed” in the Statements of Operation. Shareholders of these Portfolios will be notified if the waivers/reimbursements are discontinued after that date.

Until December 29, 2014, PIA also served as investment sub-advisor to the International Portfolio. The Advisor agreed to pay PIA a fee for its sub-investment services to the International Portfolio, calculated daily and payable monthly, at the annual rate of 0.26% of the Portfolio’s average daily net assets. PIA contractually agreed with the Advisor that during any time that the International Portfolio invested in a registered investment company or series thereof advised by PIA, it’s sub-investment advisory fees would be waived to the extent of such investment. These waivers were discontinued because the International Portfolio no longer invests in a registered investment company or series advised by PIA.

The Institutional Class of Small Cap Equity Portfolio pays Glenmede Trust a shareholder servicing fee at the annual rate of 0.05% of such Portfolio’s average daily net assets. The Government Cash Portfolio, Tax-Exempt Cash Portfolio and

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)

Core Fixed Income Portfolio each pay Glenmede Trust a shareholder servicing fee at the annual rate of 0.10% of such Portfolio’s average daily net assets. Strategic Equity Portfolio, Large Cap Value Portfolio, Large Cap Core Portfolio, Large Cap Growth Portfolio, Long/Short Portfolio, Total Market Portfolio, Secured Options Portfolio and International Secured Options Portfolio each pay Glenmede Trust a shareholder servicing fee at the annual rate of 0.20% of such Portfolio’s average daily net assets. The International Portfolio, U.S. Emerging Growth Portfolio, the Advisor Class of Mid Cap Equity Portfolio and the Advisor Class of Small Cap Equity Portfolio each pay Glenmede Trust a shareholder servicing fee at the annual rate of 0.25% of such Portfolio’s average daily net assets. The Philadelphia International Fund is not subject to a shareholder servicing plan and, accordingly, pays no shareholder servicing fee. The Class IV shares of the Philadelphia International Small Cap Fund and the Class IV shares of the Philadelphia International Emerging Markets Fund each pay PIA a shareholder servicing fee at the annual rate of 0.02% of such Portfolio’s average daily net assets. The Class I shares of the Philadelphia International Small Cap Fund and Class I shares of Philadelphia International Emerging Markets Fund each pays PIA a shareholder servicing fee at the annual rate of 0.25% of such Portfolio’s average daily net assets. The Advisor, Glenmede Trust and/or PIA may pay additional compensation out of their assets to selected institutions and other persons in connection with selling of shares and/or the servicing of Portfolio shareholders and other accounts managed by the Advisor, Glenmede Trust or PIA.

Glenmede Trust has voluntarily agreed, on a temporary basis, to waive its shareholder servicing fee payable by the Government Cash Portfolio and Tax-Exempt Cash Portfolio and/or reimburse expenses to the extent necessary to prevent a negative yield. Glenmede Trust can terminate or modify this arrangement at any time. For the six months ended April 30, 2015, Glenmede Trust waived $235,588 shareholder servicing fees it earned from the Government Cash Portfolio and $370,983 shareholder servicing fees it earned from the Tax-Exempt Cash Portfolio, and Glenmede Trust reimbursed $191,187 of expenses to the Tax-Exempt Cash Portfolio. The Fund will not pay Glenmede Trust at a later time for any amounts waived or reimbursed.

State Street serves as administrator, transfer agent, dividend-paying agent and custodian with respect to the Fund. The Fund pays State Street a fee based on the combined aggregate average daily net assets of the Portfolios and The Glenmede Portfolios, a registered investment company, plus transaction charges for certain transactions and out-of-pocket expenses. The fee is computed daily and paid monthly.

Foreside Compliance Services, LLC is paid an annual fee plus out-of-pocket expenses for the provision of personnel and services related to the Fund’s compliance program. The Fund’s Chief Compliance Officer is Managing Director of Foreside Compliance Services, LLC.

Quasar Distributors, LLC (“Quasar”) serves as distributor of each Portfolio’s shares. The distributor receives no fees from the Fund in connection with distribution services provided to the Fund. The Advisor and PIA, with respect to the Philadelphia International Fund, Philadelphia International Emerging Markets Fund and Philadelphia International Small Cap Fund, pay Quasar’s fees and out-of-pocket expenses for the distribution services it provides to the Fund.

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)

Effective January 1, 2015, the Fund pays each Board member an annual fee of $49,000 plus $3,000 for each Board meeting attended and out-of-pocket expenses incurred in attending Board meetings, and the Audit Committee Chairman receives an annual fee of $5,000 for his services as Chairman of the Audit Committee. Prior to January 1, 2015, the annual fee was $45,000.

Expenses for the six months ended April 30, 2015 include legal fees paid to Drinker Biddle & Reath LLP as legal counsel to the Fund and the independent directors. A partner of the law firm is Secretary of the Fund.

4.	Purchases and Sales of Securities

For the six months ended April 30, 2015, the cost of purchases and proceeds from sales of investment securities other than U.S. government securities, short-term securities and in-kind transactions were:

Portfolio	Purchases	Sales
Core Fixed Income Portfolio	$30,642,774	$44,919,378
Strategic Equity Portfolio	15,919,369	29,072,349
Small Cap Equity Portfolio	730,163,822	444,326,017
Mid Cap Equity Portfolio	18,853,761	5,238,937
Large Cap Value Portfolio	68,640,079	80,399,890
U.S. Emerging Growth Portfolio	25,455,880	25,380,244
Large Cap Core Portfolio	829,710,123	491,551,988
Large Cap Growth Portfolio	1,385,066,466	447,980,803
Long/Short Portfolio	166,575,585	152,879,790
Total Market Portfolio	87,217,960	58,903,312
International Secured Options Portfolio	8,016,195	5,886,496
International Portfolio	122,729,714	76,082,209
Philadelphia International Fund	4,291,831	22,898,413
Philadelphia International Small Cap Fund	21,199,329	34,539,275
Philadelphia International Emerging Markets Fund	3,427,791	4,496,801

For the six months ended April 30, 2015, the cost of purchases and proceeds from sales of long-term U.S. government securities were:

Portfolio	Purchases	Sales
Core Fixed Income Portfolio	$15,060,402	$10,935,677

5.	Common Stock

Since the Government Cash Portfolio and the Tax-Exempt Cash Portfolio have sold shares, issued shares as reinvestments of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)

amounts shown below for such transactions. Changes in the capital shares outstanding were as follows:

	Period Ended	Year Ended
	04/30/15	10/31/14
Government Cash Portfolio:
Sold	$2,399,601,678	$4,431,266,345
Issued as reinvestment of dividends	1	3
Redeemed	(2,328,985,776)	(4,424,889,746)

Net increase	$70,615,903	$6,376,602

Tax-Exempt Cash Portfolio:
Sold	$1,603,428,913	$2,653,464,951
Redeemed	(1,556,731,472)	(2,590,810,644)

Net increase	$46,697,441	$62,654,307

	Period Ended		Year Ended
	04/30/15		10/31/14
	Shares	Amount	Shares	Amount
Core Fixed Income Portfolio:
Sold	3,252,807	$36,783,807	8,030,559	$89,704,470
Issued as reinvestment of dividends	78,437	884,081	132,241	1,463,356
Redeemed	(3,635,107)	(41,044,879)	(5,665,211)	(63,251,561)

Net increase (decrease)	(303,863)	$(3,376,991)	2,497,589	$27,916,265

Strategic Equity Portfolio:
Sold	302,376	$6,601,198	495,267	$10,984,452
Issued as reinvestment of dividends	921,485	19,692,432	884,654	18,502,402
Redeemed	(759,546)	(17,048,113)	(1,428,564)	(32,033,048)

Net increase (decrease)	464,315	$9,245,517	(48,643)	$(2,546,194)

Small Cap Equity Portfolio (Advisor Class):
Sold	7,789,027	$204,818,234	25,449,263	$658,792,406
Issued as reinvestment of dividends	1,623,876	40,873,083	1,277,361	31,908,546
Redeemed	(4,386,101)	(115,065,782)	(7,869,325)	(202,499,625)

Net increase	5,026,802	$130,625,535	18,857,299	$488,201,327

Small Cap Equity Portfolio (Institutional Class):
Sold	11,040,852	$304,031,870	17,307,887	$464,811,836
Issued as reinvestment of dividends	424,455	11,095,249	86,544	2,238,030
Redeemed	(2,814,237)	(76,753,655)	(3,634,673)	(95,734,460)

Net increase	8,651,070	$238,373,464	13,759,758	$371,315,406

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)

	Period Ended		Year Ended
	04/30/15		10/31/14
	Shares	Amount	Shares	Amount
Mid Cap Equity Portfolio (Advisor Class)[1]:
Sold	1,349,514	$14,567,040	905,287	$8,808,379
Redeemed	(65,364)	(665,210)	—	—

Net increase	1,284,150	$13,901,830	905,287	$8,808,379

Large Cap Value Portfolio:
Sold	476,836	$5,511,181	1,060,884	$12,876,737
Issued as reinvestment of dividends	1,162,208	13,133,611	1,128,502	12,744,060
Redeemed	(1,397,579)	(16,441,685)	(1,899,267)	(23,629,883)

Net increase	241,465	$2,203,107	290,119	$1,990,914

U.S. Emerging Growth Portfolio:
Sold	245,397	$2,405,676	212,627	$2,159,042
Issued as reinvestment of dividends	391,073	3,621,338	31,794	311,897
Redeemed	(239,621)	(2,350,016)	(357,434)	(3,603,260)

Net increase (decrease)	396,849	$3,676,998	(113,013)	$(1,132,321)

Large Cap Core Portfolio:
Sold	18,012,546	$398,724,051	19,844,835	$401,894,954
Issued as reinvestment of dividends	1,158,488	24,802,676	376,106	7,118,030
Redeemed	(3,183,130)	(70,253,372)	(2,430,733)	(49,836,342)

Net increase	15,987,904	$353,273,355	17,790,208	$359,176,642

Large Cap Growth Portfolio:
Sold	45,185,801	$1,081,852,332	19,802,029	$427,606,479
Issued as reinvestment of dividends	929,307	21,578,349	508,961	9,900,981
Redeemed	(6,075,672)	(147,447,795)	(2,352,847)	(50,291,782)

Net increase	40,039,436	$955,982,886	17,958,143	$387,215,678

Long/Short Portfolio:
Sold	5,646,041	$63,327,973	8,413,955	$90,379,514
Redeemed	(477,225)	(5,331,325)	(1,007,184)	(10,853,353)

Net increase	5,168,816	$57,996,648	7,406,771	$79,526,161

Total Market Portfolio:
Sold	2,516,047	$37,481,160	2,394,282	$34,344,931
Issued as reinvestment of dividends	262,988	3,779,033	4,003	56,925
Redeemed	(656,208)	(9,737,386)	(1,328,072)	(18,281,332)

Net increase	2,122,827	$31,522,807	1,070,213	$16,120,524

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)

	Period Ended		Year Ended
	04/30/15		10/31/14
	Shares	Amount	Shares	Amount
Secured Options Portfolio:
Sold	2,281,310	$27,557,262	7,217,551	$89,178,069
Issued as reinvestment of dividends	1,595,613	18,764,404	2,963,921	34,914,997
Redeemed	(3,108,696)	(37,436,262)	(9,682,457)	(119,213,257)

Net increase	768,227	$8,885,404	499,015	$4,879,809

International Secured Options Portfolio:
Sold	283,016	$2,930,031	1,878,567	$20,676,483
Issued as reinvestment of dividends	148,098	1,521,718	722,451	7,577,372
Redeemed	(736,223)	(7,610,054)	(1,619,674)	(17,870,694)

Net increase (decrease)	(305,109)	$(3,158,305)	981,344	$10,383,161

International Portfolio:
Sold	3,597,275	$49,703,407	53,051	$769,923
Issued as reinvestment of dividends	862	11,501	9,441	138,917
Redeemed	(204,153)	(2,765,256)	(1,711,146)	(24,578,785)

Net increase (decrease)	3,393,984	$46,949,652	(1,648,654)	$(23,669,945)

Philadelphia International Fund:
Sold	98,428	$1,194,045	494,087	$6,531,200
Issued as reinvestment of dividends	4,343	52,336	37,794	501,369
Redeemed	(1,371,557)	(17,345,606)	(1,036,184)	(13,623,685)

Net decrease	(1,268,786)	$(16,099,225)	(504,303)	$(6,591,116)

Philadelphia International Small Cap Fund (Class I)[2]:
Sold	19,325	$220,000	783	$10,000
Issued as reinvestment of dividends	126	1,431	11	133
Redeemed	(70)	(820)	—	—

Net increase	19,381	$220,611	794	$10,133

Philadelphia International Small Cap Fund (Class IV):
Sold	2,929	$31,194	2,073,598	$25,761,246
Issued as reinvestment of dividends	207,514	2,247,120	114,483	1,341,245
Redeemed	(1,187,782)	(13,952,866)	(164,375)	(1,942,858)

Net increase (decrease)	(977,339)	$(11,674,552)	2,023,706	$25,159,633

Philadelphia International Emerging Markets Fund (Class I)[3]:
Sold	—	$—	11,867	$111,548
Issued as reinvestment of dividends	27	215	771	6,578
Redeemed	(11,530)	(86,278)	—	—

Net increase (decrease)	(11,503)	$(86,063)	12,638	$118,126

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)

	Period Ended		Year Ended
	04/30/15		10/31/14
	Shares	Amount	Shares	Amount
Philadelphia International Emerging Markets Fund (Class IV):
Sold	6,484	$48,340	104,938	$1,000,048
Issued as reinvestment of dividends	2,495	19,381	502,872	4,318,020
Redeemed	(143,914)	(1,108,026)	(231,061)	(2,103,601)
Redeemed In-kind	—	—	(5,028,330)	(41,431,164)

Net decrease	(134,935)	$(1,040,305)	(4,651,581)	$(38,216,697)

1 The Mid Cap Equity Portfolio commenced operations on September 30, 2014.

2 Class I commenced operations on June 30, 2014.

3 Class I commenced operations on June 30, 2014.

For the year ended October 31, 2014, the Philadelphia International Small Cap Fund and the Philadelphia International Emerging Markets Fund each received redemption fees of $2,332 and $2,280, respectively. If a Fund receives purchase premiums and/or redemption fees, they are included in the sold amount and/or the redeemed amount, respectively, in the tables above. Effective March 12, 2014, the Philadelphia International Small Cap Fund and the Philadelphia International Emerging Markets Fund have eliminated purchase premiums and redemption fees on subscriptions or redemptions, respectively.

As of April 30, 2015, with the exception of the Small Cap Equity Portfolio, Large Cap Value Portfolio, Large Cap Core Portfolio, Large Cap Growth Portfolio, Long/Short Portfolio, Total Market Portfolio, Secured Options Portfolio, International Portfolio, Philadelphia International Fund, Philadelphia International Small Cap Fund and Philadelphia International Emerging Markets Fund, Glenmede Trust, on behalf of its clients, holds of record and has voting and/or investment authority over a significant portion of each Portfolio’s outstanding shares. The following Portfolios have shareholders which, to the Fund’s knowledge, own beneficially 5% or more of the shares outstanding of a Portfolio as of April 30, 2015. The total percentage of the shares of a Portfolio held by such shareholders is as follows:

	5% or Greater Shareholders
	# of	% of
Portfolio	Shareholders	Shares Held
Government Cash Portfolio	2	31
Core Fixed Income Portfolio	1	14
Small Cap Equity Portfolio (Advisor Class)	3	65
Small Cap Equity Portfolio (Institutional Class)	3	82
Large Cap Value Portfolio	1	9
Large Cap Core Portfolio	2	45
Large Cap Growth Portfolio	2	77
Total Market Portfolio	2	54
Secured Options Portfolio	2	21

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)

	5% or Greater Shareholders
	# of	% of
Portfolio	Shareholders	Shares Held
International Secured Options Portfolio	1	46
Philadelphia International Fund	3	93
Philadelphia International Small Cap Fund (Class IV)	4	87
Philadelphia International Emerging Markets Fund (Class IV)	4	89

6.	INVESTMENT IN AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. International Portfolio had the following transactions with affiliated issuers (i.e. the Underlying Funds) during the period ended April 30, 2015.

	Shares				Net	Shares
	Held				Realized	Held
	at	Purchases	Sales	Dividend	Gain	at	Value
Affiliates	10/31/14	(Cost)	(Proceeds)	Income	(loss)	4/30/15	4/30/15
Glenmede Philadelphia International Emerging Markets Fund	111,341	$2,450	$858,311	$2,450	$(198,427)	0	$0

TOTALS		$2,450	$858,311	$2,450	$(198,427)	$0	$0

7.	Lending of Portfolio Securities

As of April 30, 2015, the following Portfolios had outstanding loans of securities to certain approved brokers for which such Portfolios received collateral:

					% of Total
	Market Value of		Market Value of		Assets
Portfolio	Loaned Securities		Collateral		on Loan
Core Fixed Income Portfolio	$1,817,551		$1,864,745		0.42
Small Cap Equity Portfolio	83,118,623		88,379,982		3.78
U.S. Emerging Growth Portfolio	4,682,856		4,947,512		10.25
Large Cap Core Portfolio	34,684,019		35,800,230		3.04
Long/Short Portfolio	14,807,366		15,437,874		4.96
Total Market Portfolio	27,368,239	*	28,346,029	**	18.82

* The market value of loaned securities for the financing of short sales was $23,502,999.

** The market value of collateral used for the financing of short sales was $24,357,424.

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)

8.	Recently Issued Accounting Pronouncements

In June 2014, the FASB issued ASU 2014-11 Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures to improve the financial reporting of repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into repurchase agreements or securities lending transactions. The guidance is effective for financial statements with fiscal years beginning on or after January 1, 2015, and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Fund’s financial statement disclosures.

9.	Subsequent Events

Management has evaluated events and transactions subsequent to April 30, 2015 through the date the financial statements were available to be issued, for disclosure in the Fund’s financial statements.

In March 2015, PIA, the investment adviser to the Philadelphia International Fund, Philadelphia International Emerging Markets Fund and the Philadelphia International Small Cap Fund, announced that it would be closing its operations effective June 30, 2015. Philadelphia International Fund was liquidated on May 15, 2015. PIA has agreed to sell certain of its assets (the “Transaction”), including those assets relating to the management of Philadelphia International Emerging Markets Fund and the Philadelphia International Small Cap Fund (each a “Portfolio” and collectively, the “Portfolios”) to Segall Bryant & Hamill, LLC (“Segall”), a registered investment adviser. Upon the closing of the Transaction, which is expected to occur on June 30, 2015, the portfolio management team that currently manages the Portfolios will join Segall and will continue to manage the Portfolios in the same capacity at Segall. In anticipation of the Transaction, on May 18, 2015, the Board of the Fund approved Interim Investment Advisory Agreements (the “Interim Advisory Agreements”), on behalf of each Portfolio, with Segall effective upon the closing of the Transaction. The fee rates under the Interim Advisory Agreements are the same as the prior investment advisory agreements with PIA. However, Segall’s management fees will be held in an interest-bearing escrow account to be paid to Segall upon shareholder approval of the New Advisory Agreements (as defined below).

On May 18, 2015, the Board also approved proposed new investment advisory agreements with Segall, subject to shareholder approval (the “New Advisory Agreements”) prior to the expiration of the Interim Advisory Agreements.

On May 18, 2015, the Board also approved an Agreement and Plan of Reorganization for each Portfolio relating to the reorganization of each Portfolio (each, a “Reorganization”) into a newly created series of the Investment Managers Series Trust (each an “Acquiring Fund”). Each Acquiring Fund will have substantially similar investment objectives, investment policies and restrictions as its corresponding Portfolio and will continue to be managed by the same investment management team that currently manages each Portfolio. Each Reorganization is subject to the completion of certain conditions, including approval by the applicable Portfolio’s shareholders. Each Reorganization is expected to be a tax-free reorganization for federal income tax purposes. Shareholders of the Portfolios should consult their own tax advisers regarding

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Concluded)

possible tax consequences of the Reorganizations, including possible state and local tax consequences.

Proxy materials describing the proposed Reorganizations and New Advisory Agreements, and the Board’s considerations in approving the proposals, will be mailed to shareholders of each Portfolio in anticipation of a special meeting of shareholders, which is expected to be held later this year.

THE GLENMEDE PORTFOLIOS

STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2015 (Unaudited)

Muni
Intermediate
Portfolio
Assets:
Investments[1]:
Investments at value	$263,058,812
Cash	33,397,850
Receivable for securities sold	5,915,577
Receivable for fund shares sold	288,926
Interest receivable	2,904,755
Prepaid expenses	4,804

Total assets	305,570,724

Liabilities:
Payable for securities purchased	6,956,624
Payable for when-issued securities	4,209,930
Payable for fund shares redeemed	16,054
Payable for Trustees’ fees	1,702
Payable to Affiliate	36,359
Accrued expenses	47,723

Total liabilities	11,268,392

Net Assets	$294,302,332

Net Assets consist of:
Par value ($0.001 of shares outstanding)	$26,891
Paid-in capital in excess of par value	291,142,811
Undistributed net investment income	365,714
Accumulated net realized gain from investment transactions	139,786
Net unrealized appreciation on investments	2,627,130

Total Net Assets	$294,302,332

Shares Outstanding	26,890,902

Net Asset Value Per Share	$10.94

[1] Investment at cost	$260,431,682

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

STATEMENTS OF OPERATIONS
For the Six Months Ended April 30, 2015 — (Unaudited)

Muni
Intermediate
Portfolio
Investment income:
Interest	$2,413,210

Total investment income	2,413,210

Expenses:
Administration, transfer agent and custody fees	67,877
Professional fees	22,700
Shareholder report expenses	4,487
Shareholder servicing fees	209,513
Trustees’ fees and expenses	3,640
Registration and filing fees	3,831
Other expenses	5,853

Total expenses	317,901

Net investment income	2,095,309

Realized and unrealized gain (loss):
Net realized gain on:
Investment transactions	170,499

Net change in unrealized gain (loss) of:
Investments	(1,212,224)

Net realized and unrealized loss	(1,041,725)

Net increase in net assets resulting from operations	$1,053,584

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months Ended April 30, 2015 — (Unaudited)

Muni
Intermediate
Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$2,095,309
Net realized gain on:
Investment transactions	170,499
Net change in unrealized gain (loss) of:
Investments	(1,212,224)

Net increase in net assets resulting from operations	1,053,584
Distributions to shareholders from:
Net investment income	(2,043,122)
Net realized gain on investments	(1,447,295)
Net increase in net assets from capital share transactions (See note 4)	32,872,554

Net increase in net assets	30,435,721

NET ASSETS:
Beginning of period	263,866,611

End of period	$294,302,332

Undistributed net investment income included in net assets at end of period	$365,714

For the Year Ended October 31, 2014
Muni
Intermediate
Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$3,538,818
Net realized gain on:
Investment transactions	1,421,152
Net change in unrealized gain of:
Investments	1,294,520

Net increase in net assets resulting from operations	6,254,490
Distributions to shareholders from:
Net investment income	(3,515,443)
Net realized gain on investments	(945,079)
Net increase in net assets from capital share transactions (See note 4)	49,341,239

Net increase in net assets	51,135,207

NET ASSETS:
Beginning of year	212,731,404

End of year	$263,866,611

Undistributed net investment income included in net assets at end of year	$313,527

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Muni Intermediate Portfolio
	For the
	Period
	Ended
	April 30,	For the Years Ended October 31,
	2015[1]	2014	2013	2012	2011	2010

Net asset value, beginning of period	$11.04	$10.94	$11.20	$10.95	$10.96	$10.69

Income from investment operations:
Net investment income	0.08	0.18	0.20	0.24	0.26	0.25
Net realized and unrealized gain (loss) on investments	(0.04)	0.15	(0.25)	0.26	(0.01)	0.26

Total from investment operations	0.04	0.33	(0.05)	0.50	0.25	0.51

Distributions to shareholders from:
Net investment income	(0.08)	(0.18)	(0.21)	(0.24)	(0.26)	(0.24)
Net realized capital gains	(0.06)	(0.05)	(0.00)[2]	(0.01)	(0.00)[2]	—

Total distributions	(0.14)	(0.23)	(0.21)	(0.25)	(0.26)	(0.24)

Net asset value, end of period	$10.94	$11.04	$10.94	$11.20	$10.95	$10.96

Total return	0.37%[3]	3.09%	(0.46)%	4.60%	2.37%	4.85%

Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000s)	$294,302	$263,867	$212,731	$231,491	$147,865	$145,109
Ratio of operating expenses to average net assets	0.23%[4]	0.25%	0.25%	0.26%	0.27%	0.28%
Ratio of net investment income to average net assets	1.50%[4]	1.67%	1.85%	2.19%	2.42%	2.27%
Portfolio turnover rate	34%	46%	68%	10%	10%	20%

[1]	Unaudited.
[2]	Amount rounds to less than $0.01 per share.
[3]	Total return calculation is not annualized.
[4]	Annualized.

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2015 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — 89.4%

	Alabama — 1.8%
$4,500,000	Alabama State Public School & College Authority, Revenue Bonds, Refunding, Series B,
	5.000% due 1/1/26	$5,428,890

	Alaska — 1.0%
2,745,000	Anchorage, AK, Electric Utility, Revenue Bonds, Refunding, Series A,
	4.000% due 12/1/21	3,085,737

	California — 3.7%
	California State General Obligation Unlimited, Refunding:
4,000,000	5.000% due 3/1/22	4,830,880
5,000,000	5.000% due 11/1/25	6,060,100

		10,890,980

	District of Columbia — 2.0%
5,000,000	District of Columbia, General Obligation Unlimited, Refunding, Series D,
	5.000% due 6/1/32	5,777,100

	Florida — 8.5%
7,745,000	Citizens Property Insurance Corp., FL, Revenue Bonds, Series A-1,
	5.000% due 6/1/16	8,123,885
5,125,000	Florida State, Board of Education, Lottery Revenue Bonds, Series B,
	5.000% due 7/1/22	5,768,905
3,925,000	Hillsborough County, FL, Community Investment Tax, Revenue Bonds, (AMBAC Insured),
	5.000% due 11/1/19	4,330,296
2,630,000	Hillsborough County, FL, Industrial Development Authority, Revenue Bonds,
	8.000% due 8/15/32	3,396,066
3,000,000	Lee County, FL, School Board, Certificate of Participation, Refunding, Series A,
	5.000% due 8/1/27	3,502,860

		25,122,012

	Georgia — 0.4%
1,000,000	Albany-Dougherty County, GA, Hospital Authority, Revenue Bonds,
	5.000% due 12/1/18	1,125,960

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2015 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)

	Illinois — 5.6%
$1,500,000	Cook County, IL, Sales Tax Revenue Bonds,
	5.000% due 11/15/28	$1,712,670
10,000,000	Illinois Finance Authority, Revenue Bonds, Series D,
	0.020% due 2/15/33	10,000,000
4,000,000	McHenry County, IL, Conservation District, General Obligation Unlimited, Refunding,
	5.000% due 2/1/25	4,831,040

		16,543,710

	Kansas — 4.1%
10,000,000	Burlington, KS, Environmental Improvement, Revenue Bonds, Refunding, Series B,
	0.040% due 9/1/35	10,000,000
2,225,000	Kansas State Department of Transportation, Highway Revenue, Refunding, Series B-4,
	0.435% due 9/1/18	2,221,840

		12,221,840

	Maryland — 1.7%
4,410,000	Washington, MD, Suburban Sanitary Commission, General Obligation Unlimited, Public Improvement,
	5.000% due 6/1/18	4,953,533

	Massachusetts — 1.5%
1,000,000	Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds, Series A,
	5.250% due 7/1/29	1,268,750
1,000,000	Massachusetts State, General Obligation Limited, Refunding, Series A,
	0.631% due 11/1/18	1,004,880
2,000,000	Massachusetts State, General Obligation Limited, Refunding, Series B, (AGMC Insured),
	5.250% due 8/1/16	2,122,380

		4,396,010

	Michigan — 3.9%
3,000,000	Detroit, MI, City School District, General Obligation Unlimited, Series A (QSBLF Insured),
	5.000% due 5/1/26	3,367,110
8,000,000	Michigan Finance Authority, Revenue Bonds,
	0.656% due 12/1/39	8,007,280

		11,374,390

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2015 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)

	Mississippi — 1.9%
$4,615,000	Mississippi, General Obligation Unlimited, Series A,
	5.000% due 10/1/28	$5,575,658

	Nevada — 2.0%
5,000,000	Clark County, Nevada, General Obligation Limited, Refunding,
	5.000% due 11/1/28	5,929,050

	New Jersey — 2.9%
8,510,000	New Jersey State, Health Care Facilities Financing Authority, Revenue Bonds, Series B,
	0.010% due 7/1/43	8,510,000

	New Mexico — 2.1%
6,300,000	New Mexico State, Municipal Energy Acquisition Authority, Revenue Bonds, Subseries B,
	0.865% due 11/1/39	6,294,519

	New York — 7.4%
3,785,000	New York City, New York, City Transitional Finance Authority Revenue, Future Tax Secured Bond, Series D,
	5.000% due 11/1/22	4,474,665
1,200,000	New York State, Dormitory Authority Revenue, State Supported Debt, Construction Service, Contract A,
	5.000% due 7/1/18	1,342,968
	New York State, Thruway Authority Personal Income Tax, Revenue Bonds, Series A:
1,150,000	5.000% due 3/15/23	1,351,952
4,000,000	5.000% due 3/15/24	4,674,520
3,000,000	New York, Metropolitan Transportation Authority Revenue, Dedicated Tax Fund, Series B,
	5.250% due 11/15/27	3,487,200
5,470,000	New York, Metropolitan Transportation Authority Revenue, Dedicated Tax Fund, Series B-1,
	5.000% due 11/15/21	6,555,029

		21,886,334

	North Carolina — 2.6%
2,000,000	New Hanover County, NC, Hospital Revenue Bonds,
	5.000% due 10/1/19	2,290,820
2,000,000	Raleigh City, North Carolina, Combined Enterprise System Revenue, Refunding, Series B,
	5.000% due 12/1/24[1]	2,397,300

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2015 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	North Carolina — (Continued)

$1,150,000	University of North Carolina, Chapel Hill, Revenue Bonds, Series B,
	0.865% due 12/1/41	$1,160,615
1,500,000	Wake County, NC, General Obligation Unlimited, Prerefunded 3/1/19 @ 100,
	5.000% due 3/1/23	1,706,865

		7,555,600

	Ohio — 3.9%
5,000,000	Franklin County, Ohio, Convention Facilities Authority, Revenue Bonds, Refunding,
	5.000% due 12/1/30	5,796,000
2,060,000	Ohio State, Adult Correctional Capital Facilities, Lease Revenue, Series A,
	5.000% due 4/1/21	2,437,495
2,670,000	Ohio State, Hospital Revenue Bonds, Series A,
	5.000% due 1/15/24	3,114,261

		11,347,756

	Oklahoma — 2.1%
6,250,000	Oklahoma City, OK, Industrial & Cultural Facilities Trust, Revenue Bonds, (NPFG Insured),
	0.102% due 6/1/19	6,078,125

	Pennsylvania — 9.0%
2,500,000	Allegheny County, PA, General Obligation Unlimited, Refunding, Series C-73,
	5.000% due 12/1/20	2,932,225
255,000	Bucks County, PA, Community College Authority, College Building Revenue, (County Guaranteed),
	4.750% due 6/15/18	284,419
500,000	Conneaut, PA, School District, Refunding, Series B, (AGMC Insured State Aid Withholding),
	5.000% due 11/1/20	587,325
305,000	Dauphin County, PA, Prerefunded 5/15/15 @ 100, Series B, (AMBAC Insured),
	5.000% due 11/15/17	305,610
1,000,000	East Stroudsburg, PA, Area School District, General Obligation Limited, (AGMC Insured State Aid Withholding),
	5.000% due 9/1/20	1,092,270

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2015 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	Pennsylvania — (Continued)

$325,000	Easton, PA, Area School District, General Obligation Limited, (AGMC Insured State Aid Withholding),
	5.000% due 4/1/17	$351,566
955,000	Erie County, PA, General Obligation Unlimited,
	5.000% due 9/1/16	1,012,711
350,000	Hazleton, PA, Area School District, General Obligation Unlimited, (AGMC Insured State Aid Withholding),
	5.000% due 3/1/20	386,795
500,000	Lehigh County, PA, General Purpose Hospital Revenue, Lehigh Valley Health Network, Series A, (AGMC Insured),
	5.000% due 7/1/16	524,150
1,210,000	Manheim Township, PA, Area School District, General Obligation Limited, (AGC Insured State Aid Withholding),
	5.000% due 6/1/16	1,214,997
250,000	Montgomery County, PA, Higher Education and Health Authority Revenue, Dickinson College Project, Series FF1, (CIFG Assurance N.A. Insured),
	5.000% due 5/1/17	261,853
1,490,000	Montgomery County, PA, Industrial Development Authority Revenue, New Regional Medical Control Project, (FHA Insured),
	5.000% due 2/1/18	1,640,460
250,000	Moon Area School District, PA, General Obligation Unlimited, (AGMC Insured State Aid Withholding),
	5.000% due 11/15/17	256,475
500,000	Pennsylvania State Higher Educational Facilities Authority Revenue, University of Pennsylvania Health System, Series A, (AMBAC Insured),
	5.000% due 8/15/20	506,780
750,000	Pennsylvania State Higher Educational Facilities Authority Revenue, University of Pennsylvania Health System, Series B,
	5.500% due 8/15/18	853,650
2,000,000	Pennsylvania State Higher Educational Facilities Authority Revenue, University of Pennsylvania Health System, Series B, (NPFG Insured),
	5.000% due 8/15/16	2,027,120
700,000	Pennsylvania State Public School Building Authority, Lease Revenue, Philadelphia School District Project, Series A (AGMC Insured State Aid Withholding),
	5.000% due 6/1/18	749,714
4,000,000	Pennsylvania State, General Obligation Unlimited,
	5.000% due 6/15/21	4,713,040

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2015 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	Pennsylvania — (Continued)

$1,500,000	Philadelphia, PA, School District, General Obligation Limited, Series F (BHAC Insured State Aid Withholding),
	5.000% due 9/1/17	$1,631,835
4,725,000	Red Lion, PA, Area School District, General Obligation Limited, (AGMC Insured State Aid Withholding),
	5.000% due 5/1/22	5,238,891

		26,571,886

	Rhode Island — 1.9%
4,660,000	Rhode Island, State & Providence Plantations, General Obligation Unlimited, Refunding, Series D,
	5.000% due 8/1/27	5,519,956

	South Carolina — 1.7%
4,200,000	Richland County, SC, School District No. 2, General Obligation Unlimited, Series B (SCSDE Insured),
	5.000% due 5/1/26	4,900,896

	Tennessee — 0.4%
1,050,000	Metropolitan Government of Nashville and Davidson County, TN, General Obligation Unlimited, Refunding, Series D,
	5.000% due 7/1/17	1,148,469

	Texas — 9.9%
5,045,000	Dallas, TX, General Obligation Limited,
	5.000% due 2/15/17	5,438,308
5,000,000	El Paso County, TX, Hospital District, General Obligation Limited, Refunding,
	5.000% due 8/15/32	5,550,700
3,685,000	Houston, TX, Higher Education Finance Corp., Education Revenue Bonds, Refunding, Series A, (PSF Guaranteed),
	5.000% due 2/15/30	4,247,589
5,000,000	Houston, TX, Independent School District, General Obligation Limited, (PSF Guaranteed),
	2.500% due 6/1/30	5,008,700

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2015 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	Texas — (Continued)

$5,900,000	Prosper, TX, Independent School District, General Obligation Unlimited, Refunding (PSF Guaranteed),
	5.000% due 2/15/32	$6,898,280
1,750,000	University of Texas, Revenue Bond, Financing System, Series A,
	5.000% due 8/15/16	1,856,138

		28,999,715

	Virginia — 1.7%
1,500,000	Fairfax County, VA, General Obligation Unlimited, Refunding, Series C (State Aid Withholding),
	5.000% due 10/1/24[1]	1,859,400
2,800,000	Richmond, VA, Convention Center Authority, Hotel Tax Revenue Bonds, Refunding,
	5.000% due 6/15/27	3,298,456

		5,157,856

	Washington — 2.9%
2,000,000	NJB Properties, Lease Revenue, King County Washington Project, Series A, (County Guaranteed),
	5.000% due 12/1/18	2,144,640
3,290,000	Washington State, Various Purposes, General Obligation Unlimited, Series E,
	5.000% due 2/1/20	3,776,065
2,500,000	Whatcom County, WA, School District No. 501, Refunding, (AGMC Insured),
	5.000% due 12/1/15	2,548,550

		8,469,255

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2015 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)

	Wisconsin — 2.8%
$15,000	Wisconsin State, General Obligation Unlimited, Series B, Prerefunded 5/1/20 @ 100,
	5.000% due 5/1/26	$17,621
3,485,000	Wisconsin State, General Obligation Unlimited, Unrefunded, Series B,
	5.000% due 5/1/26	4,027,754
3,500,000	Wisconsin State, Health and Educational Facilities Authority, Revenue Bonds, Refunding,
	5.000% due 11/15/22	4,148,200

		8,193,575

	TOTAL MUNICIPAL BONDS (Cost $260,431,682)	263,058,812

TOTAL INVESTMENTS (Cost $260,431,682)[2]	89.4%	$263,058,812
OTHER ASSETS IN EXCESS OF LIABILITIES	10.6	31,243,520

NET ASSETS	100.0%	$294,302,332

* Percentages indicated are based on net assets.
[1] When-issued security.
[2] Aggregate cost for federal tax purposes was $260,431,682.
Abbreviations:
AGC — Assurance Guaranty Corporation
AGMC — Assured Guaranty Municipal Corporation
AMBAC — American Municipal Bond Assurance Corporation
BHAC — Berkshire Hathaway Assurance Corporation
FHA — Federal Housing Administration
NPFG — National Public Finance Guarantee Corporation
PSF — Permanent School Fund
QSBLF — Michigan Qualified School Bond Loan Fund
SCSDE — South Carolina State Department of Education

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2015 — (Unaudited)

STATE DIVERSIFICATION

On April 30, 2015, State Diversification of the Porfolio was as follows :

	% of
	Net Assets	Value

STATE:
Texas	9.9%	$28,999,715
Pennsylvania	9.0	26,571,886
Florida	8.5	25,122,012
New York	7.4	21,886,334
Illinois	5.6	16,543,710
Kansas	4.1	12,221,840
Michigan	3.9	11,374,390
Ohio	3.9	11,347,756
California	3.7	10,890,980
New Jersey	2.9	8,510,000
Washington	2.9	8,469,255
Wisconsin	2.8	8,193,575
North Carolina	2.6	7,555,600
New Mexico	2.1	6,294,519
Oklahoma	2.1	6,078,125
Nevada	2.0	5,929,050
District Of Columbia	2.0	5,777,100
Mississippi	1.9	5,575,658
Rhode Island	1.9	5,519,956
Alabama	1.8	5,428,890
Virginia	1.7	5,157,856
Maryland	1.7	4,953,533
South Carolina	1.7	4,900,896
Massachusetts	1.5	4,396,010
Alaska	1.0	3,085,737
Tennessee	0.4	1,148,469
Georgia	0.4	1,125,960

TOTAL MUNICIPAL BONDS	89.4	$263,058,812

TOTAL INVESTMENTS	89.4%	$263,058,812

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Notes to Financial Statements (Unaudited)

1.	Organization and Significant Accounting Policies

The Glenmede Portfolios (the “Fund”) is an investment company that was organized as a Massachusetts business trust on March 3, 1992, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of April 30, 2015, the Fund offered shares of one sub-trust, the Muni Intermediate Portfolio (the “Portfolio”). The Portfolio is classified as diversified. The New Jersey Muni Portfolio was liquidated on October 22, 2014.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S.”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Valuation of Securities: Municipal obligations for which market quotations are readily available are valued at the most recent quoted bid price provided by investment dealers, provided that municipal obligations may be valued on the basis of prices provided by a pricing service when such prices are determined by the investment advisor to reflect the fair market value of such municipal obligations. These valuations are typically categorized as Level 2 in the fair value hierarchy described below. When market quotations are not readily available or events occur that make established valuation methods unreliable, municipal obligations are valued in a manner which is intended to reflect their fair value as determined in accordance with procedures approved by the Board of Trustees of the Fund (the “Board”) and are typically categorized as Level 3 in the fair value hierarchy. The fair value of securities is generally determined as the amount that a Portfolio could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount. Debt obligations with maturities of 60 days or less at the time of purchase are valued on the basis of amortized cost and are typically categorized as Level 2 in the fair value hierarchy.

Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurements” defines fair value, establishes a three-level hierarchy for measuring fair value and expands disclosure about fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the Portfolio’s investments. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing

THE GLENMEDE PORTFOLIOS

Notes to Financial Statements (Unaudited) — (Continued)

the asset or liability based on the best information available in the circumstances. These inputs are summarized in the three levels listed below:

Level 1 — quoted prices in active markets for identical investments;

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk and others) or valuations based on quoted prices in markets that are not active; and

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Changes in valuation techniques may result in changing an investment’s assigned level within the hierarchy.

The Portfolio had all long-term investments, with corresponding sectors at Level 2 at April 30, 2015. For the six months ended April 30, 2015, there were no transfers between Level 1 and 2.

Municipal Securities: The value of, payment of interest on, repayment of principal for, and the ability to sell a municipal security may be affected by constitutional amendments, legislation, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Portfolio’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Interest income is recorded on the accrual basis and includes, when appropriate, amortization of premiums and accretion of discounts.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled after a period longer than the regular settlement time of trade date plus three business days. Interest income is accrued based on the terms of the security on settlement date. The Portfolio segregates assets with a current value at least equal to the amount of its when-issued purchase commitments. When-issued purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date, or if the counterparty does not perform under the contract.

Dividends and Distributions to Shareholders: Dividends from net investment income, if any, are declared and paid monthly. The Portfolio distributes any net realized capital gains on an annual basis. Additional distributions of net investment income and capital gains for the Portfolio may be made at the discretion of

THE GLENMEDE PORTFOLIOS

Notes to Financial Statements (Unaudited) — (Continued)

the Board in order to avoid a nondeductible excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended (the “Code”).

Income and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the U.S. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Portfolio, timing differences and differing characterization of distributions made by the Portfolio.

Federal Income Taxes: The Portfolio intends to qualify as a regulated investment company by complying with the requirements of the Code applicable to regulated investment companies, and by distributing substantially all of its tax-exempt (and taxable, if any) income to its shareholders. Therefore, no federal income tax provision is required. Income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the U.S.

“Accounting for Uncertainty in Income Taxes — an interpretation of FASB ASC 740” (“ASC 740”) clarifies the accounting for uncertainty in income taxes recognized in accordance with ASC 740, “Accounting for Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The Portfolio’s federal tax returns filed in the 3-year period ended October 31, 2014 remains subject to examination by the Internal Reserve Service.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted. The Act modernizes several of the federal income and excise tax provisions related to regulated investment companies and, with certain exceptions, was effective for taxable years beginning after December 22, 2010. Among the changes made are changes to the capital loss carryforward rules allowing for capital losses to be carried forward indefinitely. Rules in effect prior to the effective date of the Act limited the carryforward period to eight years. Capital loss carryforwards generated in taxable years beginning after the effective date of the Act must be fully used before capital loss carryforwards generated in taxable years prior to effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of the report date, if any, may expire unused.

As of October 31, 2014, the tax year end of the Fund, the components of distributable earnings on a tax basis were as follows:

	Undistributed	Undistributed	Undistributed	Total*
	Tax-exempt	Short-Term	Long-Term	Distributable
Portfolio	Income	Gain	Gain	Earnings
Muni Intermediate Portfolio	$313,527	$31,643	$1,384,939	$5,569,463

* Total Distributable Earnings are additionally comprised of Net Unrealized Appreciation/(Depreciation) and Capital Loss Carryforwards, which are shown elsewhere in the Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Notes to Financial Statements (Unaudited) — (Continued)

For the year ended October 31, 2014, the Portfolio’s components of distributable earnings on a tax basis were equal to the components of distributable earnings on a book basis. Such reclasses had no effect on net assets.

As of October 31, 2014, the tax characterization of distributions paid during the year was equal to the book characterization of distributions paid for the Portfolio and was as follows:

				Return
	Tax	Ordinary	Long-Term	of
Portfolio	Exempt	Income	Gains	Capital
Muni Intermediate Portfolio	$3,513,296	$2,147	$945,079	$—

As of April 30, 2015, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

Portfolio	Appreciation	(Depreciation)	Net
Muni Intermediate Portfolio	$3,396,359	$769,229	$2,627,130

Other: In the normal course of business, the Portfolio enters into contracts that may include agreements to indemnify another party under given circumstances. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the Portfolio. However, based on experience, the risk of material loss from such claims is considered to be remote.

2.	Investment Advisory Fee, Administration Fee and Other Related Party Transactions

Glenmede Investment Management LP (the “Advisor”), a wholly-owned subsidiary of The Glenmede Trust Company, N.A. (“Glenmede Trust”), serves as investment advisor to the Portfolio, pursuant to an investment management agreement with the Portfolio. Under this agreement, the Advisor manages the Portfolio, subject to the general supervision of the Board. Prior to January 1, 2007, investment advisory services were provided by Glenmede Trust’s wholly-owned subsidiary, Glenmede Advisers, Inc.

The Portfolio does not pay a management fee for advisory services. The investors in the Portfolio are the clients of Glenmede Trust or its affiliated companies (“Affiliates”). Glenmede Trust or its Affiliates charge a fee directly to their clients for fiduciary, trust and/or advisory services. The actual annual fees charged vary dependent on a number of factors, including the particular services provided to the client, and are generally 1.25% or less of the clients’ assets under management.

The Portfolio pays Glenmede Trust shareholder servicing fees at the annual rate of 0.15% of the Portfolio’s average daily net assets.

State Street Bank and Trust Company (“State Street”) serves as administrator, transfer agent, dividend-paying agent and custodian with respect to the Portfolio. The Portfolio pays State Street a fee based on the combined aggregate

THE GLENMEDE PORTFOLIOS

Notes to Financial Statements (Unaudited) — (Continued)

average daily net assets of the Portfolio and The Glenmede Fund, Inc., a registered investment company, plus transaction charges for certain transactions and out-of-pocket expenses. The fee is computed daily and paid monthly.

Foreside Compliance Services, LLC is paid an annual fee plus out-of-pocket expenses for the provision of personnel and services related to the Fund’s compliance program. The Fund’s Chief Compliance Officer is a Managing Director of Foreside Compliance Services, LLC.

Quasar Distributors, LLC (“Quasar”) serves as distributor of the Portfolio’s shares. The distributor receives no fees from the Fund in connection with distribution services provided to the Fund. The Advisor pays Quasar’s fees and out-of-pocket expenses for the distribution services it provides to the Portfolio.

The Portfolio pays each Board member an annual fee of $1,000 and out-of-pocket expenses incurred in attending Board meetings.

Expenses for the six months ended April 30, 2015 include legal fees paid to Drinker Biddle & Reath LLP as legal counsel to the Fund and the independent trustees. A partner of the law firm is Secretary of the Fund.

3.	Purchases and Sales of Securities

For the six months ended April 30, 2015, cost of purchases and proceeds from sales of investment securities other than U.S. government securities and short-term securities were:

Portfolio	Purchases	Sales
Muni Intermediate Portfolio	$118,606,038	$81,437,999

4.	Shares of Beneficial Interest

The Portfolio may issue an unlimited number of shares of beneficial interest with a $.001 par value. Changes in shares of beneficial interest outstanding were as follows:

	Period Ended		Year Ended
	04/30/15		10/31/14
	Shares	Amount	Shares	Amount
Muni Intermediate Portfolio:
Sold	4,806,107	$52,857,762	8,948,427	$98,385,455
Issued as reinvestment of dividends	132,029	1,447,033	87,389	944,675
Redeemed	(1,948,917)	(21,432,241)	(4,579,127)	(49,988,891)

Net increase	2,989,219	$32,872,554	4,456,689	$49,341,239

As of April 30, 2015, Glenmede Trust, on behalf of its clients, holds of record and has voting and/or investment authority over substantially all of the Portfolio’s outstanding shares. The Portfolio had no shareholders that beneficially owned 5% of the shares outstanding of the Portfolio as of April 30, 2015.

THE GLENMEDE PORTFOLIOS

Notes to Financial Statements (Unaudited) — (Concluded)

5.	Recently Issued Accounting Pronouncements

In June 2014, the FASB issued ASU 2014-11 Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures to improve the financial reporting of repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into repurchase agreements or securities lending transactions. The guidance is effective for financial statements with fiscal years beginning on or after January 1, 2015, and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Fund’s financial statement disclosures.

6.	Subsequent Event

Management has evaluated events and transactions subsequent to April 30, 2015 through the date the financial statements were available to be issued, for disclosure in the Fund’s financial statements and has determined that there were no material events that would require additional disclosure.

THE GLENMEDE FUND, INC.
THE GLENMEDE PORTFOLIOS

(Unaudited)

Proxy Voting

A description of the policies and procedures that the Funds’ investment advisors use to vote proxies relating to the Funds’ portfolio securities is available, without charge, upon request, by calling 1-800-442-8299, and on the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, by calling 1-800-442-8299, and on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Holdings

The Funds file their complete schedule of portfolio holdings of each Portfolio with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

The Glenmede Fund, Inc. and The Glenmede Portfolios

Investment Advisor
Glenmede Investment Management LP
One Liberty Place
1650 Market Street, Suite 1200
Philadelphia, Pennsylvania 19103

Administrator
State Street Bank and Trust Company
2 Avenue de Lafayette
Boston, Massachusetts 02206

Custodian
State Street Bank and Trust Company
2 Avenue de Lafayette
Boston, Massachusetts 02206

Legal Counsel
Drinker Biddle & Reath LLP
One Logan Square
Suite 2000
Philadelphia, Pennsylvania 19103-6996

Distributor
Quasar Distributors, LLC.
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Auditors
PricewaterhouseCoopers LLP
125 High Street
Boston, Massachusetts 02110

Investment Advisor
(for Philadelphia International Fund,
Philadelphia International Small
Cap Fund, and
Philadelphia International Emerging
Markets Fund)
Philadelphia International Advisors LP
1650 Arch Street, Suite 2501
Philadelphia, Pennsylvania 19103

The report is submitted for the general information of the shareholders of The Glenmede Fund, Inc. and The Glenmede Portfolios. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the Funds, which contain information concerning the Fund’s investment policies and expenses as well as other pertinent information.

Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Schedule of Investments.
(a) Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this form.
(b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Investment Management Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees.
Item 11. Controls and Procedures.
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))), are effective based on the evaluation of Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.
(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))), that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.
(a)(1) Not applicable.
(a)(2) Certification of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.
(a)(3) Not applicable.
(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto as Exhibit 99.906CERT.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) THE GLENMEDE PORTFOLIOS

By (Signature and Title)	/s/ Mary Ann B. Wirts

Mary Ann B. Wirts
President and Treasurer
(Principal Executive Officer and Principal Financial Officer)
Date July 1, 2015
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

By (Signature and Title)	/s/ Mary Ann B. Wirts

Mary Ann B. Wirts
President and Treasurer
(Principal Executive Officer and Principal Financial Officer)

Date July 1, 2015